   As filed with the Securities and Exchange Commission on November 1, 2000

                                                             File Nos. 33-44749
                                                                       811-4596
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 14*

                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 33

                      CITIFUNDS MULTI-STATE TAX FREE TRUST
               (Exact Name of Registrant as Specified in Charter)

            21 Milk Street, 5th Floor, Boston, Massachusetts 02109
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 617-423-1679

  Philip W. Coolidge, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109
                   (Name and Address of Agent for Service)

                                    Copy to:
            Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110

      It is proposed that this filing will become effective on December 31, 2000 pursuant to paragraph (a)(1) of Rule 485.
-------------------------------------------------------------------------------
* Relating to shares of beneficial interest of Citi California Tax Free
  Reserves.

CITIFUNDS(R)
MONEY MARKET FUNDS
CLASS N

Citibank, N.A., Investment Adviser

Citi(SM) Cash Reserves

Citi(SM) U.S. Treasury Reserves

Citi(SM) Tax Free Reserves

Citi(SM) California Tax Free Reserves

Citi(SM) Connecticut Tax Free Reserves

Citi(SM) New York Tax Free Reserves

                               [graphic omitted]


Prospectus
January 1, 2001


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.


                                     [Logo]
                              ----------------------
                                 Money Market Series


INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS

FUNDS AT A GLANCE ....................................................     3
   Citi Cash Reserves ................................................     4
   Citi U.S. Treasury Reserves .......................................     8
   Citi Tax Free Reserves ............................................    12
   Citi California Tax Free Reserves .................................    16
   Citi Connecticut Tax Free Reserves ................................    21
   Citi New York Tax Free Reserves ...................................    26

YOUR ACCOUNT .........................................................    31
   How to Buy Shares .................................................    31
   How The Price Of Your Shares Is Calculated ........................    31
   How To Sell Shares ................................................    31
   Exchanges .........................................................    32
   Dividends .........................................................    32
   Tax Matters .......................................................    32

MANAGEMENT OF THE FUNDS ..............................................    34
   Manager ...........................................................    34
   Advisory Fees .....................................................    35
   Distribution Arrangements .........................................    35

MORE ABOUT THE FUNDS .................................................    35
   Principal Investment Strategies ...................................    35

FINANCIAL HIGHLIGHTS .................................................    40

APPENDIX .............................................................   A-1
   Taxable Equivalent Yield Tables ...................................   A-1

                        FUNDS AT A GLANCE

                        Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

                        Each Fund has its own goals and investment strategies, and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

                        The four Tax Free Funds invest primarily in high quality municipal securities and most of the dividends they pay are exempt from federal and, in certain cases, state income taxes. The Tax Free Funds are non-diversified funds, which means that they may invest relatively high percentages of their assets in a limited number of issuers. As a result, these Funds have more risk than broadly diversified money market funds.

CITI CASH RESERVES
This summary briefly describes Citi Cash Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies
Cash Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

    o   obligations of U.S. and non-U.S. banks;

    o   commercial paper and asset backed securities;

    o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

    o obligations issued or guaranteed by the governments of western Europe, Australia, Japan and Canada.

The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than United States markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Cash Reserves concentrates in bank obligations. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Cash Reserves if:

    o   You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You're seeking higher returns than are usually available from U.S. Treasury money market funds.

Don't invest in the Fund if:

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you are seeking tax-advantaged income, consider the Tax Free Funds.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

The Fund offers two classes of shares -- Class N and Cititrade Cash Reserves. Only Class N shares are offered through this prospectus.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

CASH RESERVES
ANNUAL TOTAL RETURNS -- CLASS N

               90                       7.88%
               91                       5.87%
               92                       3.30%
               93                       2.71%
               94                       3.84%
               95                       5.59%
               96                       4.97%
               97                       5.14%
               98                       5.05%
               99                       4.68%

As of September 30, 2000, Class N shares had a year-to-date return of 4.29%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               1.92%             September 30, 1990
Lowest                0.64%             March 31, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                  1 Year       5 Years     10 Years
Cash Reserves-Class N              4.68%        5.09%        4.89%

iMoneyNet 1st Tier
Taxable Money Market Funds
Average                            4.58%        4.98%        4.83%

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None


ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                          0.15%
Distribution and Service (12b-1) Fees                                    0.20%
Other Expenses (administrative, shareholder servicing and other
  expenses)                                                              0.68%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         1.03%
--------------------------------------------------------------------------------


   *Because some of the Fund's expenses were waived or reimbursed,
    actual total operating expenses for the prior fiscal year were:      0.70%
    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
(1) The Fund invests in securities through an underlying mutual fund,
    Cash Reserves Portfolio. This table reflects the expenses of both the
    Fund and Cash Reserves Portfolio.
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI CASH RESERVES      1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
CLASS N SHARES           $105            $328            $569           $1,259

--------------------------------------------------------------------------------

CITI U.S. TREASURY RESERVES
This summary briefly describes Citi U.S. Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
U.S. Treasury Reserves may invest in:

    o   U.S. Treasury bills, notes and bonds;

    o   Treasury receipts; and

    o securities issued by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in U.S. Treasury Reserves if:

    o   You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in the Fund if:

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you are seeking tax-advantaged income, consider the Tax Free Funds.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.

The Fund offers two classes of shares -- Class N and Cititrade U.S. Treasury Reserves. Only Class N shares are offered through this prospectus.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

U.S. TREASURY RESERVES
ANNUAL TOTAL RETURNS -- CLASS N

                    92                  3.16%
                    93                  2.54%
                    94                  3.44%
                    95                  5.09%
                    96                  4.59%
                    97                  4.64%
                    98                  4.50%
                    99                  4.06%

As of September 30, 2000, Class N shares had a year-to-date return of 3.91%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               1.31%             June 30, 1995
Lowest                0.61%             June 30, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                                           Life of
                                                             Fund
                                                            Since
                                                            May 3,
                                  1 Year       5 Years       1991
U.S. Treasury Reserves-
 Class N                           4.06%        4.58%        4.09%


iMoneyNet 100% U.S. Treasury
 Rated Money Market Funds
 Average                           4.14%        4.64%           *%

*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.


--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None

ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                          0.15%
Distribution and Service (12b-1) Fees                                    0.20%


Other Expenses (administrative, shareholder servicing and other
  expenses)                                                              0.72%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         1.07%
--------------------------------------------------------------------------------


   *Because some of the Fund's expenses were waived or reimbursed,
    actual total operating expenses for the prior fiscal year were:      0.70%

    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
(1) The Fund invests in securities through an underlying mutual fund,
    U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI U.S. TREASURY RESERVES    1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
CLASS N SHARES                  $109         $340         $590        $1,306

--------------------------------------------------------------------------------

CITI TAX FREE RESERVES
This summary briefly describes Citi Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goals are to provide shareholders high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES

    o Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o The Fund invests more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund also may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Tax Free Reserves concentrates in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in Tax Free Reserves is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on, or significant decline in value of, an investment held by the Fund. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Tax Free Reserves if:

    o   You're seeking federally tax-exempt income from your investment.*

    o   You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

* Some income may be subject to tax. Consult your personal tax adviser.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

    o You're seeking long-term growth of capital or high income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet General Purpose Tax Free Money Market Funds Average.

The Fund offers two classes of shares -- Class N and Cititrade Tax Free Reserves. Only Class N shares are offered through this prospectus.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N

                         90                       5.58%
                         91                       4.24%
                         92                       2.60%
                         93                       1.92%
                         94                       2.35%
                         95                       3.34%
                         96                       2.91%
                         97                       3.12%
                         98                       2.96%
                         99                       2.72%

As of September 30, 2000, Class N shares had a year-to-date return of 2.62%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               1.39%             December 31, 1990
Lowest                0.43%             March 31, 1994

Average Annual Total Returns
AS OF DECEMBER 31, 1999

                                  1 Year       5 Years     10 Years
Tax Free Reserves -
 Class N                           2.72%        3.01%        3.17%

iMoneyNet General
 Purpose Tax Free
 Money Market
 Funds Average                     2.68%        3.02%        3.24%

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None


ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                          0.20%
Distribution and Service (12b-1) Fees                                    0.20%
Other Expenses (administrative, shareholder servicing and other
  expenses)                                                              0.61%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         1.01%
--------------------------------------------------------------------------------


   *Because some of the Fund's expenses were waived or reimbursed,
    actual total operating expenses for the prior fiscal year were:      0.65%
    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
(1) The Fund invests in securities through an underlying mutual fund,
    Tax Free Reserves Portfolio. This table reflects the expenses of both the Fund and Tax Free Reserves Portfolio.
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI TAX FREE RESERVES  1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
CLASS N SHARES           $103            $322            $558           $1,236

--------------------------------------------------------------------------------

CITI CALIFORNIA TAX FREE RESERVES
This summary briefly describes Citi California Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goal is to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o Under normal market conditions, California Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o When acceptable California municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to California personal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.


MAIN RISKS
Investing in a mutual fund involves risk. Although California Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in California issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. California Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


CALIFORNIA ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in California, the Fund is more exposed to events that adversely affect issuers in California. In particular, issuers of California municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in California's economy. California's economy tends to have concentrations in the entertainment, computer services, software design and high technology manufacturing industries, and, as a result, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that California has experienced difficulties in recent years and could do so again in the future. In particular, Orange County and other local governments have experienced financial problems during the 1990's. This could cause the Fund to lose money. If the Fund has difficulty finding high quality California municipal obligations to purchase, the amount of the Fund's income that is subject to California taxes could increase.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in California Tax Free Reserves if:

    o   You're seeking tax-exempt income from your investment.*

    o   You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o   Your income is subject to California personal income tax.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

*Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet California Tax Free Money Market Funds Average.

The Fund offers two classes of shares -- Class N and Cititrade California Tax Free Reserves. Only Class N shares are offered through this prospectus.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

CALIFORNIA TAX FREE RESERVES
ANNUAL TOTAL RETURNS

                    93                       2.30%
                    94                       2.66%
                    95                       3.57%
                    96                       2.93%
                    97                       3.02%
                    98                       2.82%
                    99                       2.52%

As of September 30, 2000, Class N shares had a year-to-date return of 2.28%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               0.93%             June 30, 1995
Lowest                0.53%             March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                                          Life of
                                                           Fund
                                                           Since
                                                         March 10,
                                  1 Year     5 Years        1992
California Tax Free Reserves-
Class N                           2.52%       2.97%        2.82%


iMoneyNet California Tax Free
 Money Market Funds Average       2.47%       2.89%          * %

Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

FEE TABLE
SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                         None
Maximum Deferred Sales Charge (Load)                                     None


ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                          0.20%
Distribution and Service (12b-1) Fees                                    0.20%
Other expenses (administrative, shareholder servicing and other
  expenses)                                                              0.58%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         0.98%
--------------------------------------------------------------------------------


*Because some of the Fund's expenses were waived or reimbursed,
 actual total operating expenses for the prior fiscal year were:         0.65%
 These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI CALIFORNIA TAX FREE RESERVES   1 YEAR    3 YEARS    5 YEARS  10 YEARS
--------------------------------------------------------------------------------
CLASS N SHARES                       $100      $312       $542     $1,201

--------------------------------------------------------------------------------

CITI CONNECTICUT TAX FREE RESERVES
This summary briefly describes Citi Connecticut Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

Main Investment Strategies

    o Under normal market conditions, Connecticut Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o When acceptable Connecticut municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to Connecticut personal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.


MAIN RISKS
Investing in a mutual fund involves risk. Although Connecticut Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in Connecticut issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Connecticut Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


CONNECTICUT ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the Fund is more exposed to events that adversely affect issuers in Connecticut. In particular, issuers of Connecticut municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and, as a result, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.


You should be aware that Connecticut has experienced economic difficulties in recent years, and could do so again in the future. This could cause the Fund to lose money. If the Fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the Fund's income that is subject to Connecticut taxes could increase.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Connecticut Tax Free Reserves if:

    o   You're seeking tax-exempt income from your investment.*

    o   You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o   Your income is subject to Connecticut personal income tax.


Don't invest in the Fund if:


    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle - such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

*Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet Connecticut Tax Free Money Market Funds Average.

The Fund offers two classes of shares -- Class N and Cititrade Connecticut Tax Free Reserves. Only Class N shares are offered through this prospectus.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

CONNECTICUT TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N

                    94                       2.80%
                    95                       3.63%
                    96                       2.97%
                    97                       3.00%
                    98                       2.92%
                    99                       2.60%

As of September 30, 2000, Class N shares had a year-to-date return of 2.43%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               0.94%             June 30, 1995
Lowest                0.49%             March 31, 1994

Average Annual Total Returns
AS OF DECEMBER 31, 1999
                                                      Life of Fund
                                                         Since
                            1 Year       5 Years      Dec. 1, 1993
Connecticut Tax Free
 Reserves - Class N          2.60%        3.02%          2.97%


iMoneyNet Connecticut Tax
 Free Money Market Funds
 Average                     2.47%        2.83%            * %

*Information regarding performance for this period is not available.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                     None
Maximum Deferred Sales Charge (Load)                                 None

ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                     0.20%
Distribution and Service (12b-1) Fees                               0.20%

Other Expenses (administrative and other expenses)                  0.63%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                    1.03%
--------------------------------------------------------------------------------


*Because some of the Fund's expenses were waived or reimbursed,
 actual total operating expenses for the prior fiscal year were:    0.65%
 These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI CONNECTICUT TAX FREE RESERVES     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS N SHARES                          $105       $328       $569      $1,259

--------------------------------------------------------------------------------

CITI NEW YORK TAX FREE RESERVES
This summary briefly describes Citi New York Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOAL
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o Under normal market conditions, New York Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o When acceptable New York municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to New York personal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.


MAIN RISKS
Investing in a mutual fund involves risk. Although New York Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in New York issuers, and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. New York Tax Free Reserves may concentrate in participation interests in municipal obligations which are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


NEW YORK ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in New York, the Fund is more exposed to events that adversely affect issuers in New York. In particular, issuers of New York municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in New York's economy. New York's economy tends to have concentrations in the financial services, investment banking, and securities brokerage industries, and, as a result, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that New York has experienced economic difficulties in recent years and could do so again in the future. In particular, local governments have experienced financial problems that may affect the fiscal health of the state. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York municipal obligations to purchase the amount of the Fund's income that is subject to New York taxes could increase.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in New York Tax Free Reserves if:

    o   You're seeking tax-exempt income from your investment.*

    o   You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o Your income is subject to New York State or New York City personal income taxes.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle--such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

*Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet New York Tax Free Money Market Funds Average.

The Fund offers two classes of shares -- Class N and Cititrade New York Tax Free Reserves. Only Class N shares are offered through this prospectus.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-995-0134, toll-free, or contact your account representative.

NEW YORK TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N

                    90                       5.20%
                    91                       3.86%
                    92                       2.38%
                    93                       1.79%
                    94                       2.30%
                    95                       3.31%
                    96                       2.86%
                    97                       3.06%
                    98                       2.91%
                    99                       2.64%

As of September 30, 2000, Class N shares had a year-to-date return of 2.52%.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               1.28%             September 30, 1990
Lowest                0.42%             June 30, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999

                                  1 Year       5 Years     10 Years
New York Tax Free Reserves -
Class N                            2.64%        2.96%        3.03%

iMoneyNet New York Tax Free
 Money Market Funds Average        2.61%        2.91%        3.00%

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None


ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                          0.20%
Distribution and Service (12b-1) Fees                                    0.20%
Other Expenses (administrative, shareholder servicing and other
   expenses)                                                             0.54%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         0.94%

--------------------------------------------------------------------------------
*Because some of the Fund's expenses were waived or reimbursed,
 actual total operating expenses for the prior fiscal year were:         0.65%
 These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITI NEW YORK TAX FREE RESERVES   1 YEAR      3 YEARS     5 YEARS   10 YEARS
--------------------------------------------------------------------------------
CLASS N SHARES                      $96        $300        $520      $1,155

--------------------------------------------------------------------------------

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.

The Funds do not, but your Service Agent may, impose a minimum initial or subsequent investment requirement.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Cash Reserves calculates its NAV at 3:00 p.m. Eastern time, and the other Funds calculate their NAV at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub-transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV (normally $1.00 per share) on the day your account was closed.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). CitiFunds is a registered service mark of Citicorp. You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on Fund shares you acquire through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

All share classes may not be available upon exchange.

DIVIDENDS
Each business day when a Fund determines its NAV, it calculates the Fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. You will receive your dividends as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: For Cash Reserves and U.S. Treasury Reserves, you normally will be required to pay federal income tax on any dividends and other distributions you receive, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gains dividends will be taxed as long-term net capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

Each of the Tax Free Funds expects that most of its net income will be attributable to interest on municipal obligations and as a result most of the Fund's dividends to you will not be subject to federal income tax. However, each Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that a Tax Free Fund may realize short-term or long-term capital gains or losses. As a result, a Tax Free Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which the Fund designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Tax Free Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Tax Free Fund shares.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. Government obligations may be exempt from certain state and local taxes. Except as noted below, Fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

CALIFORNIA TAX FREE RESERVES: The Fund expects that as long as the Fund meets certain requirements, including that at least 50% of the value of the Fund's assets consists of certain qualifying California municipal obligations, shareholders of the Fund will be able to exclude from income, for California personal income tax purposes, dividends received from the Fund which are derived from interest (less related expenses) from such California municipal obligations of the Fund.

The foregoing description is a general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

CONNECTICUT TAX FREE RESERVES: The Fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the Fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the Fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

NEW YORK TAX FREE RESERVES: The Fund expects that, to the extent that dividends received from the Fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the Fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on Bank Corporations).

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGER
Each Fund draws on the strength and experience of Citibank, N.A. Citibank is the investment adviser of each Fund, and subject to policies set by the Funds' Trustees, Citibank makes investment decisions. Citibank also provides administrative services to the Funds. Citibank has been managing money since 1822. With its affiliates, it currently manages more than $351 billion in assets worldwide.

Citibank, with its headquarters at 153 East 53rd Street, New York, New York, is a wholly-owned subsidiary of Citigroup Inc. Citi is a service mark of Citicorp.


During the upcoming fiscal year, SSB Citi Fund Management LLC (SSB Citi), an affiliate of Citibank, is expected to assume the role of investment adviser to the Funds. SSB Citi's address is 388 Greenwich Street, New York, New York 10013. Upon becoming investment adviser to the Funds, SSB Citi will select the Funds' investments and oversee their operations. SSB Citi is also a subsidiary of Citigroup Inc.

Citigroup businesses provide a broad array of financial services, including asset management, banking, and consumer finance, credit and charge cards, insurance, investments, investment banking, and trading, and use diverse channels to make them available to consumer and corporate customers around the world.

Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Funds. However, in making investment decisions for the Funds, the Funds' Adviser does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

ADVISORY FEES
For the Funds' fiscal year ended August 31, 2000 Citibank received the following investment advisory fees:

------------------------------------------------------------------------------
                                                       FEE, AS PERCENTAGE OF
            FUND                                      AVERAGE DAILY NET ASSETS

------------------------------------------------------------------------------
 Citi Cash Reserves                                              0.08%
------------------------------------------------------------------------------
 Citi U.S. Treasury Reserves                                     0.07%
------------------------------------------------------------------------------
 Citi Tax Free Reserves                                          0.12%
------------------------------------------------------------------------------
 Citi California Tax Free Reserves                               0.12%
------------------------------------------------------------------------------
 Citi Connecticut Tax Free Reserves                              0.11%
------------------------------------------------------------------------------
 Citi New York Tax Free Reserves                                 0.13%
------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS

The Funds offer two classes of shares, Class N shares and Cititrade shares. These classes have different expense levels. Only Class N shares are offered in this prospectus. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class N shares.

Each Fund has adopted a distribution plan for Class N shares under rule 12b-1 under the Investment Company Act of 1940. These plans allow each Fund to use up to 0.10% per year of its average daily net assets attributable to Class N shares to compensate the Funds' distributor for its distribution activities. The distributor currently waives a portion of these fees on a voluntary basis. This fee waiver may be terminated or reduced at any time. The plans also allow each Fund to pay up to an additional 0.10% per year of its average daily net assets attributable to Class N shares in anticipation of or as reimbursement for certain advertising expenses. The Funds did not pay any of these additional advertising expenses during their last fiscal year, and do not anticipate doing so during the current fiscal year. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Funds' Adviser or an affiliate may make similar payments under similar arrangements.


MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.


PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Adviser to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, in the Adviser's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Adviser will decide whether the security should be held or sold.


--------------------------------------------------------------------------------
WHAT ARE MONEY MARKET INSTRUMENTS?
A Money Market Instrument is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include Certificates Of Deposit, Bankers' Acceptances, Variable Rate Demand Notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), Fixed-Term Obligations, Commercial Paper (short term unsecured debt of corporations), Asset-Backed Securities (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and Repurchase Agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------

Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund concentrates in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. This means that the Fund invests at least 25% of its assets in bank obligations, and the Fund may invest up to all of its assets in bank obligations. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.


Cash Reserves invests only in "first tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality.


U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Each of the Tax Free Funds -- Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves -- invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation interests in municipal obligations.


Under normal market conditions, the Tax Free Funds invest at least 80% of their assets in municipal obligations and participation interests in municipal obligations. These policies cannot be changed without a shareholder vote.


--------------------------------------------------------------------------------
WHAT ARE MUNICIPAL OBLIGATIONS?
Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
--------------------------------------------------------------------------------


Municipal obligations bought by the Funds must be rated in the highest two rating categories of nationally recognized rating agencies or determined by the Adviser to be of comparable quality.


The Tax Free Funds invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Funds also invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Funds invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The Funds may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The Funds can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Funds will set aside the assets to pay for these securities at the time of the agreement.

Tax Free Reserves will, and the other Tax Free Funds may, invest more than 25% of their assets in participation interests in municipal obligations issued by banks and other financial institutions and secured by bank letters of credit or guarantees. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 65% of their assets in municipal obligations that pay interest that is exempt from California, Connecticut and New York personal income taxes, respectively. When acceptable municipal obligations of this type are not available, the Funds may invest in municipal obligations that are not free from these state taxes. This would cause the amount of each Fund's income that is subject to state tax to increase.

Each Tax Free Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Funds' taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of a Tax Free Fund's assets are invested in taxable instruments. Except for its policy to invest in municipal obligations, each Tax Free Fund's investment goals and policies may be changed without a shareholder vote.

DEFENSIVE STRATEGIES. The Tax Free Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality taxable money market instruments, and may not be pursuing their investment objectives.


MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Funds' portfolio managers use a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the portfolio manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.


Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The manager may also sell a security if the manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the manager's expectations concerning interest rates), or when the manager believes there is superior value in other market sectors or industries.

INVESTMENT STRUCTURE. Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to these Funds in this Prospectus include the underlying fund. The other Funds may use this structure in the future. New York Tax Free Reserves will do so only if its shareholders agree. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years with respect to Class N shares. Certain information reflects financial results for a single Class N share. The total returns in the table represent the rate that an investor would have earned on an investment in Class N shares of the Fund (assuming reinvestment of all dividends and distributions). The information for Citi Cash Reserves has been audited by PricewaterhouseCoopers LLP, and for the remaining Funds by Deloitte & Touche LLP, whose reports, along with the Funds' financial statements, are included in the annual reports which are available upon request.

CITI CASH RESERVES


                                                                            CLASS N
                                                                     YEAR ENDED AUGUST 31,
                                       2000                  1999                 1998                1997                1996

CITI U.S. TREASURY RESERVES

                                                                            CLASS N
                                                                     YEAR ENDED AUGUST 31,
                                       2000                  1999                 1998                1997                1996

CITI TAX FREE RESERVES


                                                                            CLASS N
                                                                     YEAR ENDED AUGUST 31,
                                       2000                  1999                 1998                1997                1996

CITI CALIFORNIA TAX FREE RESERVES


                                                                            CLASS N
                                                                     YEAR ENDED AUGUST 31,
                                       2000                  1999                 1998                1997                1996

CITI CONNECTICUT TAX FREE RESERVES


                                                                            CLASS N
                                                                     YEAR ENDED AUGUST 31,
                                       2000                  1999                 1998                1997                1996

CITI NEW YORK TAX FREE RESERVES

                                                                            CLASS N
                                                                     YEAR ENDED AUGUST 31,
                                       2000                  1999                 1998                1997                1996

APPENDIX

TAXABLE EQUIVALENT YIELD TABLES

RATES FOR 2000 UNDER FEDERAL PERSONAL, STATE AND LOCAL INCOME TAX LAW FOR THE JURISDICTIONS INDICATED

If you are subject to income tax, you need to earn a higher taxable yield to achieve the same after-tax income than you would if the yield were tax-exempt. The following tables show the approximate taxable yields which are equivalent to tax-exempt yields under 2000 federal personal income tax laws, and under the state and local personal income tax laws described in the tables. If tax laws, rates or brackets are changed, the information in the table would be out of date. All of the Tax Free Funds expect that a substantial portion of their dividends will be exempt from federal personal income taxes. California Tax Free Reserves and Connecticut Tax Free Reserves also expect that a substantial portion of their dividends will be exempt from California and Connecticut personal income taxes, respectively. Similarly, New York Tax Free Reserves expects that a substantial portion of the dividends it pays will be exempt from New York State and New York City personal income taxes. However, in reviewing the tables below, you should remember that each of the Tax Free Funds may also pay dividends which are subject to federal, state and local personal income taxes.

FEDERAL TAX RATES

            TAXABLE INCOME*               INCOME                                FEDERAL TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
    SINGLE 2000          JOINT 2000       BRACKET     2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$ 26,250         $0-$ 43,850    15.0%     2.35%   2.94%   3.53%   4.12%   4.71%   5.29%   5.88%    6.47%   7.06%   7.65%
  $ 26,251-$ 63,550   $ 43,851-$105,950    28.0      2.78    3.47    4.17    4.86    5.56    6.25    6.94     7.64    8.33    9.03
  $ 63,551-$132,600   $105,951-$161,450    31.0      2.90    3.62    4.35    5.07    5.80    6.52    7.25     7.97    8.70    9.42
  $132,601-$288,350   $161,451-$288,350    36.0      3.13    3.91    4.69    5.47    6.25    7.03    7.81     8.59    9.38   10.16
$288,351 & Over      $288,351 & Over       39.6      3.31    4.14    4.97    5.79    6.62    7.45    8.28     9.11    9.93   10.76
*Net amount subject to Federal personal income tax after deductions and exemptions.

FEDERAL AND CALIFORNIA TAX RATES



          TAXABLE INCOME*              INCOME                          CALIFORNIA TAX-EXEMPT YIELD
------------------------------------     TAX     -----------------------------------------------------------------------
   SINGLE 2000        JOINT 2000      BRACKET**  2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%    5.5%    6.0%    6.5%
--------------------------------------------------------------------------------------------------------------------------
      $0-$ 26,250                       17.77%   2.43%  3.04%  3.65%  4.26%  4.86%  5.47%  6.08%   6.69%   7.30%   7.90%
                         $0-$ 43,850    17.30    2.42   3.02   3.63   4.23   4.84   5.44   6.05    6.65    7.26    7.86
$ 26,250-$ 63,550                       34.38    3.05   3.81   4.57   5.33   6.10   6.86   7.62    8.38    9.14    9.91
                   $ 43,850-$105,950    33.98    3.03   3.79   4.54   5.30   6.06   6.82   7.57    8.33    9.09    9.85
$ 63,550-$132,600  $105,950-$161,450    37.42    3.20   3.99   4.79   5.59   6.39   7.19   7.99    8.79    9.59   10.39
$132,600-$288,350  $161,450-$288,350    41.95    3.45   4.31   5.17   6.03   6.89   7.75   8.61    9.47   10.34   11.20
$288,350 & Over    $288,350 & Over      45.22    3.65   4.56   5.48   6.39   7.30   8.21   9.13   10.04   10.95   11.87

                                                        COMBINED
          TAXABLE INCOME*             INCOME            AVERAGE  FEDERAL &
------------------------------------    TAX     FEDERAL  STATE     STATE
   SINGLE 2000        JOINT 2000     BRACKET**   RATE  RATE***   RATE****
---------------------------------------------------------------------------
      $0-$ 26,250                      17.77%    0.15   0.032530   0.1777
                         $0-$ 43,850   17.30     0.15   0.027111   0.1730
$ 26,250-$ 63,550                      34.38     0.28   0.088564   0.3438
                   $ 43,850-$105,950   33.98     0.28   0.083074   0.3398
$ 63,550-$132,600  $105,950-$161,450   37.42     0.31   0.093000   0.3742
$132,600-$288,350  $161,450-$288,350   41.95     0.36   0.093000   0.4195
$288,350 & Over    $288,350 & Over     45.22    0.396   0.093000   0.4522

   *Net amount subject to Federal and California personal income tax after deductions and exemptions.
  **Effective combined federal and state tax bracket.
 ***State rate based on the average state rate for the federal tax bracket.
****Combined Federal and California rate assumes itemization of state tax deduction.

FEDERAL AND CONNECTICUT STATE TAX RATES

            TAXABLE INCOME*                INCOME                             CONNECTICUT TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
   SINGLE 2000**       JOINT 2000***     BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$ 26,250                        18.34%    2.45%   3.06%   3.67%   4.29%   4.90%   5.51%   6.12%    6.74%   7.35%   7.96%
                            $0-$ 43,850    18.24     2.45    3.06    3.67    4.28    4.89    5.50    6.12     6.73    7.34    7.95
  $ 26,251-$ 63,550   $ 43,851-$105,950    31.24     2.91    3.64    4.36    5.09    5.82    6.54    7.27     8.00    8.73    9.45
  $ 63,551-$132,600   $105,951-$161,450    34.11     3.04    3.79    4.55    5.31    6.07    6.83    7.59     8.35    9.11    9.86
  $132,601-$288,350   $161,451-$288,350    38.88     3.27    4.09    4.91    5.73    6.54    7.36    8.18     9.00    9.82   10.63
  $288,351 & Over     $288,351 & Over      42.32     3.47    4.33    5.20    6.07    6.93    7.80    8.67     9.54   10.40   11.27
  *Net amount subject to Federal and Connecticut personal income tax after deductions and exemptions.
 **Effective combined federal and state tax bracket.
***State rate based on the average state rate for the federal tax bracket.
   Combined Federal and Connecticut rate assumes itemization of state tax deduction.

FEDERAL AND NEW YORK STATE TAX RATES

            TAXABLE INCOME*                INCOME                              NEW YORK TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
   SINGLE 2000**       JOINT 2000***     BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$ 26,250                        19.54%    2.49%   3.11%   3.73%   4.35%   4.97%   5.59%   6.21%    6.84%   7.46%   8.08%
                            $0-$ 43,850    19.28     2.48    3.10    3.72    4.34    4.96    5.57    6.19     6.81    7.43    8.05
  $ 26,251-$ 63,550   $ 43,851-$105,950    32.93     2.98    3.73    4.47    5.22    5.96    6.71    7.45     8.20    8.95    9.69
  $ 63,551-$132,600   $105,951-$161,450    35.73     3.11    3.89    4.67    5.45    6.22    7.00    7.78     8.56    9.34   10.11
  $132,601-$288,350   $161,451-$288,350    40.38     3.35    4.19    5.03    5.87    6.71    7.55    8.39     9.23   10.06   10.90
  $288,351 & Over     $288,351 & Over      43.74     3.55    4.44    5.33    6.22    7.11    8.00    8.89     9.78   10.66   11.55
  *Net amount subject to Federal and New York personal income tax after deductions and exemptions.
 **Effective combined federal and state tax bracket.
***State rate based on the average state rate for the federal tax bracket.
   Combined Federal and New York rate assumes itemization of state tax deduction.

FEDERAL, NEW YORK STATE AND CITY TAX RATES

            TAXABLE INCOME*                INCOME                            NEW YORK CITY TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
  SINGLE 2000****      JOINT 2000****    BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$ 26,250                        22.40%    2.58%   3.22%   3.87%   4.51%   5.15%   5.80%   6.44%    7.09%   7.73%   8.38%
                            $0-$ 43,850    22.13     2.57    3.21    3.85    4.49    5.14    5.78    6.42     7.06    7.71    8.35
  $ 26,251-$ 63,550                        35.63     3.11    3.88    4.66    5.44    6.21    6.99    7.77     8.54    9.32   10.10
                      $ 43,851-$105,950    35.62     3.11    3.88    4.66    5.44    6.21    6.99    7.77     8.54    9.32   10.10
  $ 63,551-$132,600   $105,951-$161,450    38.37     3.25    4.06    4.87    5.68    6.49    7.30    8.11     8.92    9.74   10.55
  $132,601-$288,350   $161,451-$288,350    42.83     3.50    4.37    5.25    6.12    7.00    7.87    8.75     9.62   10.50   11.37
  $288,351 & Over     $288,351 & Over      46.05     3.71    4.63    5.56    6.49    7.41    8.34    9.27    10.19   11.12   12.05
   *Net amount subject to Federal and New York personal income tax after deductions and exemptions.
  **Effective combined federal, state and city tax bracket.
****State rate based on the average state rate for the federal tax bracket.
    City rate based on the average city rate for the federal tax bracket.
    Combined Federal, New York State and New York City rate assumes itemization of state tax deduction.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-995-0134 toll-free.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

SEC File Numbers:
(Citi(SM) Cash Reserves, Citi(SM) U.S. Treasury Reserves)             811-4052
(Citi(SM) Tax Free Reserves)                                          811-3893
(Citi(SM) California Tax Free Reserves, Citi(SM) Connecticut
Tax Free Reserves, Citi(SM) New York Tax Free Reserves)               811-4596



CFR1023

CITITRADE(R)
MONEY MARKET FUNDS

Citibank, N.A.
Investment Adviser

Cititrade(R) Cash Reserves
a class of Citi(SM) Cash Reserves

Cititrade(R) U.S. Treasury Reserves
a class of Citi(SM) U.S. Treasury Reserves

Cititrade(R) Tax Free Reserves
a class of Citi(SM) Tax Free Reserves

Cititrade(R) California Tax Free Reserves a class of Citi(SM) California Tax Free
Reserves

Cititrade(R) Connecticut Tax Free Reserves a class of Citi(SM) Connecticut Tax Free
Reserves

Cititrade(R) New York Tax Free Reserves
a class of Citi(SM) New York Tax Free
Reserves

[graphic omitted]


Prospectus
January 1, 2001

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.







                                     [Logo]
                              ----------------------
                                 Money Market Series

   INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[graphic omitted]

TABLE OF CONTENTS

FUNDS AT A GLANCE ..................................................    3
   Cititrade Cash Reserves .........................................    4
   Cititrade U.S. Treasury Reserves ................................    8
   Cititrade Tax Free Reserves .....................................   12
   Cititrade California Tax Free Reserves ..........................   16
   Cititrade Connecticut Tax Free Reserves .........................   21
   Cititrade New York Tax Free Reserves ............................   26

YOUR CITITRADE ACCOUNT .............................................   31
   How to Buy Shares ...............................................   31
   How The Price Of Your Shares Is Calculated.......................   32
   How To Sell Shares ..............................................   32
   Dividends .......................................................   32
   Tax Matters .....................................................   32

MANAGEMENT OF THE FUNDS ............................................   34
   Investment Adviser ..............................................   34
   Advisory Fees ...................................................   35
   Distribution Arrangements .......................................   35

MORE ABOUT THE FUNDS ...............................................   35
   Principal Investment Strategies .................................   35

FINANCIAL HIGHLIGHTS ...............................................   40

APPENDIX ...........................................................   A-1
   Taxable Equivalent Yield Tables .................................   A-1

                        FUNDS AT A GLANCE

                        Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

                        Each Fund has its own goals and investment strategies, and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.


                        The four Tax Free Funds invest primarily in high quality municipal securities and most of the dividends they pay are exempt from federal and, in certain cases, state income taxes. The Tax Free Funds are non-diversified mutual funds, which means that they may invest relatively high percentages of their assets in a limited number of issuers. As a result, these Funds have more risk than broadly diversified money market funds.


                        The Cititrade Money Market Funds are designed solely for use as sweep investments in conjunction with an investor's Cititrade customer account. Customers with a Cititrade account may designate one of the Funds for the investment of cash balances in the account. Only one Fund may be designated at any given time as the Fund for sweep investments.

CITITRADE CASH RESERVES
This summary briefly describes Cititrade Cash Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.


FUND GOAL


The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Cash Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

    o   obligations of U.S. and non-U.S. banks;

    o   commercial paper and asset backed securities;


    o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and


    o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS

Investing in a mutual fund involves risk. Although Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than United States markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Cash Reserves concentrates in bank obligations. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST

You should keep in mind that an investment in a money market fund is not a complete investment program. THE CITITRADE MONEY MARKET FUNDS ARE DESIGNED SOLELY FOR USE AS SWEEP INVESTMENTS IN CONJUNCTION WITH AN INVESTOR'S CITITRADE ACCOUNT.

You should consider investing in Cash Reserves if:


    o   You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You're seeking higher returns than are usually available from U.S. Treasury money market funds.


Don't invest in the Fund if:


    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.


If you are seeking tax-advantaged income, consider the Tax Free Funds.


FUND PERFORMANCE

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

The Fund offers two classes of shares -- Cititrade Cash Reserves and Class N. Only Cititrade Cash Reserves shares are offered through this prospectus. The chart and table show the performance of the Fund's Class N shares because Cititrade Cash Reserves shares have less than a year of performance history.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call a Cititrade account representative toll free at 1-888-663-CITI [2484], or log on to the Cititrade website at www.mycititrade.com.


CASH RESERVES

ANNUAL TOTAL RETURNS*

               90                       7.88%
               91                       5.87%
               92                       3.30%
               93                       2.71%
               94                       3.84%
               95                       5.59%
               96                       4.97%
               97                       5.14%
               98                       5.05%
               99                       4.68%


As of September 30, 2000, Class N shares had a year-to-date return of 4.29%.


*Returns are for Class N shares. Class N shares are not offered in this prospectus. Class N shares and Cititrade Cash Reserves shares are invested in the same portfolio of securities, but Cititrade Cash Reserves shares have higher expenses. As a result, Cititrade Cash Reserves shares would have had correspondingly lower annual returns.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest               1.92%             September 30, 1990
Lowest                0.64%             March 31, 1993


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                               1 Year       5 Years      10 Years
Cash Reserves-
 Class N                        4.68%        5.09%         4.89%

iMoneyNet 1st Tier Taxable
 Money Market Funds Average     4.58%        4.98%         4.83%

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cititrade Cash Reserves shares.

CITITRADE CASH RESERVES

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                            None
Maximum Deferred Sales Charge (Load)                                        None

ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                            0.15%
Distribution and Service (12b-1) Fees                                      0.60%

Other Expenses (administrative and other expenses)                         0.58%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                           1.33%
--------------------------------------------------------------------------------

  * Certain of the Fund's service providers are voluntarily waiving fees or *reimbursing expenses such that current net annual
    operating expenses of Cititrade Cash Reserves are:                     1.00%
    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
(1) The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.
--------------------------------------------------------------------------------

EXAMPLE

--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Cititrade Cash Reserves shares. The example assumes that:


    o  you invest $10,000 in the Fund for the time periods indicated;


    o  you reinvest all dividends;

    o  you then sell all of your shares at the end of those periods;


    o your investment has a 5% return each year - the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same - the example does not include voluntary waivers and fee reimbursements.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITITRADE CASH RESERVES       1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
                               $135          $421          $729         $1,601
--------------------------------------------------------------------------------

CITITRADE U.S. TREASURY RESERVES
This summary briefly describes Cititrade U.S. Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
U.S. Treasury Reserves may invest in:

    o  U.S. Treasury bills, notes and bonds;

    o  Treasury receipts; and

    o securities issued by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. In the event that interest rates decline, the Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit of and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.


WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program. THE CITITRADE MONEY MARKET FUNDS ARE DESIGNED SOLELY FOR USE AS SWEEP INVESTMENTS IN CONJUNCTION WITH AN INVESTOR'S CITITRADE ACCOUNT.


You should consider investing in U.S. Treasury Reserves if:

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in the Fund if:

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you are seeking tax-advantaged income, consider the Tax Free Funds.


FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.

The Fund offers two classes of shares -- Cititrade U.S. Treasury Reserves and Class N. Only Cititrade U.S. Treasury Reserves shares are offered through this prospectus. The chart and table show the performance of the Fund's Class N shares because Cititrade U.S. Treasury Reserves shares have less than a year of performance history.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call a Cititrade account representative toll free at 1-888-663-CITI [2484], or log on to the Cititrade website at www.mycititrade.com.

U.S. TREASURY RESERVES
ANNUAL TOTAL RETURNS*

                    92                            3.16%
                    93                            2.54%
                    94                            3.44%
                    95                            5.09%
                    96                            4.59%
                    97                            4.64%
                    98                            4.50%
                    99                            4.06%


As of September 30, 2000, Class N shares had a year-to-date return of 3.91%.


*Returns are for Class N shares. Class N shares are not offered in this prospectus. Class N shares and Cititrade U.S. Treasury Reserves shares are invested in the same portfolio of securities, but Cititrade U.S. Treasury Reserves shares have higher expenses. As a result, Cititrade U.S. Treasury Reserves shares would have had correspondingly lower annual returns.


FUND'S HIGHEST AND LOWEST RETURNS

FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                      Quarter Ending
Highest                     1.31%            June 30, 1995
Lowest                      0.61%            June 30, 1993

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                                          Life of
                                                        Fund Since
                                                          May 3,
                               1 Year       5 Years        1991
U.S. Treasury Reserves -
Class N                         4.06%        4.58%         4.09%


iMoneyNet 100% U.S. Treasury
 Rated Money Market Funds
 Average                        4.14%        4.64%           *


*Information regarding performance for this period is unavailable.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cititrade U.S. Treasury Reserves shares.

CITITRADE U.S. TREASURY RESERVES
--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None


ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                          0.15%
Distribution and Service (12b-1) Fees                                    0.60%
Other Expenses (administrative and other expenses)                       0.62%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         1.37%
--------------------------------------------------------------------------------
  * Certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual operating
    expenses of Cititrade U.S. Treasury Reserves are:                    1.00%
    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1) The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.
--------------------------------------------------------------------------------

EXAMPLE

--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o  you invest $10,000 in the Fund for the time periods indicated;

    o  you reinvest all dividends;

    o  you then sell all of your shares at the end of those periods;


    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITITRADE U.S. TREASURY RESERVES     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                      $139        $434        $750       $1,646
--------------------------------------------------------------------------------

CITITRADE TAX FREE RESERVES
This summary briefly describes Cititrade Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES
    o Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o The Fund invests more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

Please note that the Fund invests in securities through an underlying mutual fund.


MAIN RISKS
Investing in a mutual fund involves risk. Although Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund also may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Tax Free Reserves concentrates in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in Tax Free Reserves is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on, or significant decline in value of, an investment held by the Fund. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program. THE CITITRADE MONEY MARKET FUNDS ARE DESIGNED SOLELY FOR USE AS SWEEP INVESTMENTS IN CONJUNCTION WITH AN INVESTOR'S CITITRADE ACCOUNT.

You should consider investing in Tax Free Reserves if:

    o  You're seeking federally tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

*Some income may be subject to tax. Consult your personal tax adviser.


FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet General Purpose Tax Free Money Market Funds Average.

The Fund offers two classes of shares -- Cititrade Tax Free Reserves and Class
N. Only Cititrade Tax Free Reserves shares are offered through this prospectus. The chart and table show the performance of the Fund's Class N shares because Cititrade Tax Free Reserves shares have less than a year of performance history.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call a Cititrade account representative toll free at 1-888-663-CITI [2484] toll free, or log on to the Cititrade website at www.mycititrade.com.


TAX FREE RESERVES

ANNUAL TOTAL RETURNS*

                    90                       5.58%
                    91                       4.24%
                    92                       2.60%
                    93                       1.92%
                    94                       2.35%
                    95                       3.34%
                    96                       2.91%
                    97                       3.12%
                    98                       2.96%
                    99                       2.72%


As of September 30, 2000, Class N shares had a year-to-date return of 2.62%.


*Returns are for Class N shares. Class N shares are not offered in this prospectus. Class N shares and Cititrade Tax Free Reserves shares are invested in the same portfolio of securities, but Cititrade Tax Free Reserves shares have higher expenses. As a result, Cititrade Tax Free Reserves shares would have had correspondingly lower annual returns.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                  Quarter Ending
Highest                     1.39%       December 31, 1990
Lowest                      0.43%       March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                  1 Year       5 Years     10 Years
Tax Free Reserves - Class N        2.72%        3.01%        3.17%

iMoneyNet General Purpose Tax
 Free Money Market Funds
 Average                           2.68%        3.02%        3.24%

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cititrade Tax Free Reserves shares.

CITITRADE TAX FREE RESERVES

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None


ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                          0.20%
Distribution and Service (12b-1) Fees                                    0.60%
Other Expenses (administrative and other expenses)                       0.56%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         1.36%
--------------------------------------------------------------------------------

  * Certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual
    operating expenses of Cititrade Tax Free Reserves are:               1.00%
    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
(1) The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. This table reflects the expenses of both the Fund and Tax Free Reserves Portfolio.
--------------------------------------------------------------------------------

EXAMPLE

--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o  you invest $10,000 in the Fund for the time periods indicated;

    o  you reinvest all dividends;

    o  you then sell all of your shares at the end of those periods;


    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITITRADE TAX FREE RESERVES         1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                     $138        $431        $745       $1,635

--------------------------------------------------------------------------------

CITITRADE CALIFORNIA TAX FREE RESERVES
This summary briefly describes Cititrade California Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goals are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES
    o Under normal market conditions, California Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o When acceptable California municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to California personal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.


MAIN RISKS
Investing in a mutual fund involves risk. Although California Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in California issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. California Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


CALIFORNIA ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in California, the Fund is more exposed to events that adversely affect issuers in California. In particular, issuers of California municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in California's economy. California's economy tends to have concentrations in the entertainment, computer services, software design and high technology manufacturing industries, and, as a result, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that California has experienced difficulties in recent years and could do so again in the future. In particular, Orange County and other local governments have experienced financial problems during the 1990's. This could cause the Fund to lose money. If the Fund has difficulty finding high quality California municipal obligations to purchase, the amount of the Fund's income that is subject to California taxes could increase.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program. THE CITITRADE MONEY MARKET FUNDS ARE DESIGNED SOLELY FOR USE AS SWEEP INVESTMENTS IN CONJUNCTION WITH AN INVESTOR'S CITITRADE ACCOUNT.

You should consider investing in California Tax Free Reserves if:

    o  You're seeking tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o  Your income is subject to California personal income tax.


Don't invest in the Fund if:


    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

*Some income may be subject to tax. Consult your personal tax adviser.


FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet California Tax Free Money Market Funds Average.

The Fund offers two classes of shares - Cititrade California Tax Free Reserves and Class N. Only Cititrade California Tax Free Reserves shares are offered through this prospectus. The chart and table show the performance of the Fund's Class N shares because Cititrade California Tax Free Reserves shares have less than a year of performance history.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call a Cititrade account representative toll free at 1-888-663-CITI [2484], or log on to the Cititrade website at www.mycititrade.com.

CALIFORNIA TAX FREE RESERVES

ANNUAL TOTAL RETURNS*

                    93                  2.30%
                    94                  2.66%
                    95                  3.57%
                    96                  2.93%
                    97                  3.02%
                    98                  2.82%
                    99                  2.52%


As of September 30, 2000, Class N shares had a year-to-date return of 2.28%.


*Returns are for Class N shares. Class N shares are not offered in this prospectus. Class N shares and Cititrade California Tax Free Reserves shares are invested in the same portfolio of securities, but Cititrade California Tax Free Reserves shares have higher expenses. As a result, Cititrade California Tax Free Reserves shares would have had correspondingly lower annual returns.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                      Quarter Ending
Highest                     0.93%            June 30, 1995
Lowest                      0.53%            March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999
                                                          Life of
                                                        Fund Since
                               1 Year       5 Years   March 10, 1992
California Tax
 Free Reserves -
Class N                         2.52%        2.97%         2.82%


iMoneyNet
 California Tax Free Money
 Market Funds Average           2.47%        2.89%           *

*Information regarding performance for this period is unavailable.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cititrade California Tax Free Reserves shares.

CITITRADE CALIFORNIA TAX FREE RESERVES
--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None

ANNUAL OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                          0.20%
Distribution and Service (12b-1) Fees                                    0.60%

Other Expenses (administrative and other expenses)                       0.53%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         1.33%
--------------------------------------------------------------------------------
*Certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual
 operating expenses of Cititrade California Tax Free Reserves are:       1.00%

These voluntary fee waivers and reimbursements may be reduced or terminated  at any time.
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:


    o  you invest $10,000 in the Fund for the time periods indicated;


    o  you reinvest all dividends;

    o  you then sell all of your shares at the end of those periods;


    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITITRADE CALIFORNIA TAX FREE RESERVES   1 YEAR   3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
                                          $135      $421     $729    $1,601
--------------------------------------------------------------------------------

CITITRADE CONNECTICUT TAX FREE RESERVES
This summary briefly describes Cititrade Connecticut Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES
    o Under normal market conditions, Connecticut Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o When acceptable Connecticut municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to Connecticut personal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.


MAIN RISKS
Investing in a mutual fund involves risk. Although Connecticut Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in Connecticut issuers and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Connecticut Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


CONNECTICUT ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the Fund is more exposed to events that adversely affect issuers in Connecticut. In particular, issuers of Connecticut municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and, as a result, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.


You should be aware that Connecticut has experienced economic difficulties in recent years, and could do so again in the future. This could cause the Fund to lose money. If the Fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the Fund's income that is subject to Connecticut taxes could increase.

$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program. THE CITITRADE MONEY MARKET FUNDS ARE DESIGNED SOLELY FOR USE AS SWEEP INVESTMENTS IN CONJUNCTION WITH AN INVESTOR'S CITITRADE ACCOUNT.

You should consider investing in Connecticut Tax Free Reserves if:

    o  You're seeking tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o  Your income is subject to Connecticut personal income tax.


Don't invest in the Fund if:


    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle - such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.


*Some income may be subject to tax. Consult your personal tax adviser.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet Connecticut Tax Free Money Market Funds Average.

The Fund offers two classes of shares - Cititrade Connecticut Tax Free Reserves and Class N. Only Cititrade Connecticut Tax Free Reserves shares are offered through this prospectus. The chart and table show the performance of the Fund's Class N shares because Cititrade Connecticut Tax Free Reserves shares have less than a year of performance history.

When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call a Cititrade account representative toll free at 1-888-663-CITI [2484], or log on to the Cititrade website at www.mycititrade.com.


CONNECTICUT TAX FREE RESERVES
ANNUAL TOTAL RETURNS*

                    94                       2.80%
                    95                       3.63%
                    96                       2.97%
                    97                       3.00%
                    98                       2.92%
                    99                       2.60%


As of September 30, 2000, Class N shares had a year-to-date return of 2.43%.


*Returns are for Class N shares. Class N shares are not offered in this prospectus. Class N shares and Cititrade Connecticut Tax Free Reserves shares are invested in the same portfolio of securities, but Cititrade Connecticut Tax Free Reserves shares have higher expenses. As a result, Cititrade Connecticut Tax Free Reserves shares would have had correspondingly lower annual returns.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                 Quarter Ending
Highest                     0.94%       June 30, 1995
Lowest                      0.49%       March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1999


                                                      Life of Fund
                                                          Since
                               1 Year     5 Years     Dec. 1, 1993

Connecticut Tax Free
 Reserves - Class N            2.60%       3.02%          2.97%


iMoneyNet Connecticut Tax
 Free Money Market Funds
 Average                       2.47%       2.83%            *

*Information regarding performance for this period is unavailable.

FUND FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Cititrade Connecticut Tax Free Reserves shares.


CITITRADE CONNECTICUT TAX FREE RESERVES


--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None


ANNUAL OPERATING EXPENSES Expenses That Are Deducted From Fund Assets

--------------------------------------------------------------------------------
Management Fees                                                          0.20%
Distribution (12b-1) Fees                                                0.60%



Other Expenses (administrative and other expenses)                       0.58%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         1.38%
--------------------------------------------------------------------------------

*Certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual
operating expenses of Cititrade Connecticut Tax Free Reserves
are:                                                                     1.00%

These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o  you invest $10,000 in the Fund for the time periods indicated;

    o  you reinvest all dividends;

    o  you then sell all of your shares at the end of those periods;


    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITITRADE CONNECTICUT TAX FREE RESERVES     1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
                                             $140     $437     $755    $1,657

--------------------------------------------------------------------------------

CITITRADE NEW YORK TAX FREE RESERVES
This summary briefly describes Cititrade New York Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 35.

FUND GOALS

The Fund's goals are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o Under normal market conditions, New York Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is free from federal income tax but is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o When acceptable New York municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to New York personal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

    o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.


MAIN RISKS
Investing in a mutual fund involves risk. Although New York Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals, which are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.


INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund invests a large portion of its assets in New York issuers, and may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. New York Tax Free Reserves may concentrate in participation interests in municipal obligations which are issued by banks and secured by bank letters of credit or guarantees. This means that an investment in the Fund is particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


NEW YORK ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in New York, the Fund is more exposed to events that adversely affect issuers in New York. In particular, issuers of New York municipal obligations are dependent upon tax revenues from individuals and businesses and may be adversely affected by a downturn in New York's economy. New York's economy tends to have concentrations in the financial services, investment banking, and securities brokerage industries, and, as a result, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that New York has experienced economic difficulties in recent years and could do so again in the future. In particular, local governments have experienced financial problems that may affect the fiscal health of the state. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York municipal obligations to purchase the amount of the Fund's income that is subject to New York taxes could increase.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, the Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on an investment held by the Fund, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the Fund, you agree to this reduction should it become necessary.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program. THE CITITRADE MONEY MARKET FUNDS ARE DESIGNED SOLELY FOR USE AS SWEEP INVESTMENTS IN CONJUNCTION WITH AN INVESTOR'S CITITRADE ACCOUNT.

You should consider investing in New York Tax Free Reserves if:

    o  You're seeking tax-exempt income from your investment.*

    o  You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o Your income is subject to New York State or New York City personal income taxes.


Don't invest in the Fund if:


    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

*Some income may be subject to tax. Consult your personal tax adviser.


FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund's total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet New York Tax Free Money Market Funds Average.

The Fund offers two classes of shares - Cititrade New York Tax Free Reserves and Class N. Only Cititrade New York Tax Free Reserves shares are offered through this prospectus. The chart and table show the performance of the Fund's Class N shares because Cititrade New York Tax Free Reserves shares have less than a year of performance history.


When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call a Cititrade account representative toll free at 1-888-663-CITI [2484], or log on to the Cititrade website at www.mycititrade.com.


NEW YORK TAX FREE RESERVES

ANNUAL TOTAL RETURNS*

                    90                       5.20%
                    91                       3.86%
                    92                       2.38%
                    93                       1.79%
                    94                       2.30%
                    95                       3.31%
                    96                       2.86%
                    97                       3.06%
                    98                       2.91%
                    99                       2.64%


As of September 30, 2000, Class N shares had a year-to-date return of 2.52%.


*Returns are for Class N shares. Class N shares are not offered in this prospectus. Class N shares and Cititrade New York Tax Free Reserves shares are invested in the same portfolio of securities, but Cititrade New York Tax Free Reserves shares have higher expenses. As a result, Cititrade New York Tax Free Reserves shares would have had correspondingly lower annual returns.

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

Class N                                      Quarter Ending
Highest                     1.28%          September 30, 1990
Lowest                      0.42%            June 30, 1993

AVERAGE ANNUAL TOTAL RETURNS
DECEMBER 31, 1999
                               1 Year       5 Years      10 Years
New York Tax
 Free Reserves -
 Class N                        2.64%        2.96%         3.03%

iMoneyNet New York Tax Free
 Money Market Funds Average     2.61%        2.91%         3.00%

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cititrade New York Tax Free Reserves shares.

CITITRADE NEW YORK TAX FREE RESERVES

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES - Fees Paid Directly From Your Investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                          None
Maximum Deferred Sales Charge (Load)                                      None


ANNUAL OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
--------------------------------------------------------------------------------
Management Fees                                                          0.20%
Distribution and Service (12b-1) Fees                                    0.60%
Other Expenses (administrative and other expenses)                       0.49%
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                                         1.29%
--------------------------------------------------------------------------------
*Certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual operating
 expenses of Cititrade New York Tax Free Reserves are:                   1.00%


These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

    o  you invest $10,000 in the Fund for the time periods indicated;

    o  you reinvest all dividends;

    o  you then sell all of your shares at the end of those periods;


    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and fee reimbursements.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:


CITITRADE NEW YORK TAX FREE RESERVES    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
                                         $131      $409      $708     $1,556

--------------------------------------------------------------------------------

YOUR CITITRADE ACCOUNT

HOW TO BUY SHARES
Cititrade shares are offered continuously and purchases may be made Monday through Friday, except on certain holidays. YOU MAY PURCHASE CITITRADE SHARES ONLY THROUGH THE AUTOMATIC SWEEP FEATURE SET FORTH BELOW. You pay no front- or back-end sales charge to invest in Cititrade shares.

Shares may be purchased only through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com, or call a Cititrade account representative at 1-888-663-CITI [2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. This prospectus is readily available for viewing and printing on the Cititrade website. Please note that www.mycititrade.com is an inactive textual reference only, meaning that the information contained on the website is not part of this prospectus and is not incorporated herein by reference.

AUTOMATIC SWEEP FEATURE: Cititrade shares are designed for use in conjunction with a Cititrade Account as a sweep investment option. Once your Cititrade Account is set up for automatic sweep, your available cash balances will be invested automatically, in the manner described in your Cititrade account documentation, in shares of the Cititrade Money Market Fund that you have designated. This feature keeps your money working for you while it is not invested in other securities. A complete record of fund dividends, purchases and redemptions will be included on your regular Cititrade brokerage statement. For more information, please visit the Cititrade website at www.mycititrade.com, or call a Cititrade account representative at 1-888-663-CITI [2484].

To set up your Cititrade Account for automatic sweep, you should select one of the Funds in the appropriate section of the Cititrade Account application. Only one Fund may be designated, at any given time, as your Fund for sweep investments.


Each Fund has the right to reject any purchase order or cease offering Fund shares at any time. Purchases of Fund shares become effective when the Fund receives, or converts your purchase amount into, immediately available funds, which ordinarily will be the next business day after your trade date. Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received by the Fund in proper form.


Investors who have established an account with Cititrade may receive shareholder information about the Fund they invest in electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Funds reserve the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.


HOW THE PRICE OF YOUR SHARES IS CALCULATED

Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Cash Reserves calculates its NAV at 3:00 p.m. Eastern time, and the other Funds calculate their NAV at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
When you use your Cititrade Account to purchase other investments or make other payments, shares of your sweep Fund will be sold automatically to cover these transactions. You may elect to terminate the automatic sweep program, or designate a different sweep Fund pursuant to the conditions of your Cititrade Account, in which case shares of your sweep Fund will be sold.

You may also sell (redeem) your shares on any business day by calling a Cititrade account representative at 1-888-663-CITI [2484]. All redemption requests must be in proper form, as determined by the Cititrade Program. Before you can place a redemption order, the Cititrade Program may request further documentation for large redemptions or other unusual activity in your Cititrade Account.

The price in any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received, either through the automatic sweep program or directly, by the Cititrade Program. Cititrade shares are redeemed without a sales charge.

Your Cititrade Account will be credited with your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.


DIVIDENDS
Each business day when a Fund determines its NAV, it calculates the Fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective, which ordinarily will be the next business day after your trade date. Dividends are distributed once a month, on or before the last business day of the month. You will receive your dividends as full and fractional additional Fund shares.


TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


TAXATION OF DISTRIBUTIONS: For Cash Reserves and U.S. Treasury Reserves, you normally will be required to pay federal income tax on any dividends and other distributions you receive, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gains dividends will be taxed as long-term net capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.


Each of the Tax Free Funds expects that most of its net income will be attributable to interest on municipal obligations and as a result most of the Fund's dividends to you will not be subject to federal income tax. However, each Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that a Tax Free Fund may realize short-term or long-term capital gains or losses. As a result, a Tax Free Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

Fund dividends which the Fund designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Tax Free Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Tax Free Fund shares.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. Government obligations may be exempt from certain state and local taxes. Except as noted below, Fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

CALIFORNIA TAX FREE RESERVES: The Fund expects that as long as the Fund meets certain requirements, including that at least 50% of the value of the Fund's assets consists of certain qualifying California municipal obligations, shareholders of the Fund will be able to exclude from income, for California personal income tax purposes, dividends received from the Fund which are derived from interest (less related expenses) from such California municipal obligations of the Fund.

The foregoing description is a general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

CONNECTICUT TAX FREE RESERVES: The Fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the Fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the Fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

NEW YORK TAX FREE RESERVES: The Fund expects that, to the extent that dividends received from the Fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the Fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on Bank Corporations).

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER
Each Fund draws on the strength and experience of Citibank. Citibank is currently the investment adviser of each Fund, and subject to policies set by the Funds' Trustees, Citibank makes investment decisions. Citibank has been managing money since 1822. With its affiliates, it currently manages more than $351 billion in assets worldwide.

Citibank, with its headquarters at 153 East 53rd Street, New York, New York, is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. "Cititrade" and "CitiFunds" are registered service marks of Citicorp.

During the upcoming fiscal year, SSB Citi Fund Management LLC (SSB Citi), an affiliate of Citibank, is expected to assume the role of investment adviser to the Funds. SSB Citi's address is 388 Greenwich Street, New York, New York 10013. Upon becoming investment adviser to the Funds, SSB Citi will select the Funds' investments and oversee their operations. SSB Citi is also a subsidiary of Citigroup Inc.

Citigroup businesses provide a broad array of financial services, including asset management, banking, and consumer finance, credit and charge cards, insurance, investments, investment banking, and trading, and use diverse channels to make them available to consumer and corporate customers around the world.

Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Funds. However, in making investment decisions for the Funds, the Funds' Adviser does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

ADVISORY FEES
For the Funds' fiscal year ended August 31, 2000 Citibank received the following investment advisory fees:


-------------------------------------------------------------------------------
                                                     FEE, AS PERCENTAGE OF
            FUND                                   AVERAGE DAILY NET ASSETS,
                                                         AFTER WAIVER
-------------------------------------------------------------------------------
 Citi Cash Reserves                                            0.08%
-------------------------------------------------------------------------------
 Citi U.S. Treasury Reserves                                   0.07%
-------------------------------------------------------------------------------
 Citi Tax Free Reserves                                        0.12%
-------------------------------------------------------------------------------
 Citi California Tax Free Reserves                             0.12%
-------------------------------------------------------------------------------
 Citi Connecticut Tax Free Reserves                            0.11%
-------------------------------------------------------------------------------
 Citi New York Tax Free Reserves                               0.13%
-------------------------------------------------------------------------------


DISTRIBUTION ARRANGEMENTS
The Funds offer two classes of shares, Class N shares and Cititrade shares. These classes have different expense levels. Only Cititrade shares are offered in this prospectus. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Cititrade shares.

Each Fund has adopted a distribution plan for Cititrade shares under rule 12b-1 under the Investment Company Act of 1940. The distribution plan allows a Fund to pay the distributor, a broker-dealer or financial institution that has entered into a service agreement with the distributor concerning the Funds, or others a monthly service fee at an annual rate not to exceed 0.10% of the average daily net assets represented by Cititrade shares. This service fee may be used to make payments for providing personal service or the maintenance of shareholder accounts. The distribution plan also allows a Fund to pay the distributor, a broker-dealer or financial institution, or others a monthly distribution fee not to exceed 0.50% of the average daily net assets represented by Cititrade shares. This distribution fee may be used as compensation for the sale of Fund shares, for advertising, marketing or other promotional activity. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Funds' Adviser may make similar payments under similar arrangements.

MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Adviser to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, in the Adviser's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Adviser will decide whether the security should be held or sold.

--------------------------------------------------------------------------------
WHAT ARE MONEY MARKET INSTRUMENTS?
A MONEY MARKET INSTRUMENT is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt of corporations), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.
--------------------------------------------------------------------------------

Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. Government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. Government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. Government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund concentrates in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. This means that the Fund invests at least 25% of its assets in bank obligations, and the Fund may invest up to all of its assets in bank obligations. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

Cash Reserves invests only in "first tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, in the Adviser's opinion, are of comparable quality.

U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Each of the Tax Free Funds -- Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves -- invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation interests in municipal obligations.

Under normal market conditions, the Tax Free Funds invest at least 80% of their assets in municipal obligations and participation interests in municipal obligations. These policies cannot be changed without a shareholder vote.

--------------------------------------------------------------------------------
WHAT ARE MUNICIPAL OBLIGATIONS?
Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
--------------------------------------------------------------------------------

Municipal obligations bought by the Funds must be rated in the highest two rating categories of nationally recognized rating agencies or determined by the Adviser to be of comparable quality.

The Tax Free Funds invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Funds also invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Funds invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The Funds may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The Funds can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Funds will set aside the assets to pay for these securities at the time of the agreement.

Tax Free Reserves will, and the other Tax Free Funds may, invest more than 25% of their assets in participation interests in municipal obligations issued by banks and other financial institutions and secured by bank letters of credit or guarantees. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 65% of their assets in municipal obligations that pay interest that is exempt from California, Connecticut and New York personal income taxes, respectively. When acceptable municipal obligations of this type are not available, the Funds may invest in municipal obligations that are not free from these state taxes. This would cause the amount of each Fund's income that is subject to state tax to increase.

Each Tax Free Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Funds' taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of a Tax Free Fund's assets are invested in taxable instruments. Except for its policy to invest in municipal obligations, each Tax Free Fund's investment goals and policies may be changed without a shareholder vote.

DEFENSIVE STRATEGIES. The Tax Free Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality taxable money market instruments, and may not be pursuing their investment objectives.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Adviser's portfolio managers use a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the portfolio manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The manager may also sell a security if the manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the manager's expectations concerning interest rates), or when the manager believes there is superior value in other market sectors or industries.

INVESTMENT STRUCTURE. Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves do not invest directly in securities but instead invest through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to these Funds in this Prospectus include the underlying fund. The other Funds may use this structure in the future. New York Tax Free Reserves will do so only if its shareholders agree. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years with respect to Cititrade shares. Certain information reflects financial results for a single Cititrade share. The total returns in the table represent the rate that an investor would have earned on an investment in Cititrade shares of the Fund (assuming reinvestment of all dividends and distributions). The information for Citi Cash Reserves has been audited by PricewaterhouseCoopers LLP, and for the remaining Funds by Deloitte & Touche LLP, whose reports, along with the Funds' financial statements, are included in the annual reports which are available upon request. No Cititrade California Tax Free Reserves shares were outstanding as of August 31, 2000, and therefore financial highlights for these shares are not available.


CITI CASH RESERVES


                                       CITITRADE CASH RESERVES
                     FOR THE PERIOD FROM AUGUST 18, 2000 THROUGH AUGUST 31, 2000

CITI U.S. TREASURY RESERVES


                                  CITITRADE U.S. TREASURY RESERVES
                     FOR THE PERIOD FROM AUGUST 18, 2000 THROUGH AUGUST 31, 2000

CITI TAX FREE RESERVES


                                     CITITRADE TAX FREE RESERVES
                     FOR THE PERIOD FROM AUGUST 18, 2000 THROUGH AUGUST 31, 2000

CITI CALIFORNIA TAX FREE RESERVES

                     CITITRADE CALIFORNIA TAX FREE RESERVES
          FOR THE PERIOD FROM            2000 THROUGH AUGUST 31, 2000

          2000           1999          1998         1997         1996

CITI CONNECTICUT TAX FREE RESERVES


                              CITITRADE CONNECTICUT TAX FREE RESERVES
                    FOR THE PERIOD FROM AUGUST 18, 2000 THROUGH AUGUST 31, 2000

CITI NEW YORK TAX FREE RESERVES

                              CITITRADE NEW YORK TAX FREE RESERVES
                   FOR THE PERIOD FROM AUGUST 18, 2000 THROUGH AUGUST 31, 2000

TAXABLE EQUIVALENT YIELD TABLES

RATES FOR 2000 UNDER FEDERAL PERSONAL, STATE AND LOCAL INCOME TAX LAW FOR THE JURISDICTIONS INDICATED

If you are subject to income tax, you need to earn a higher taxable yield to achieve the same after-tax income than you would if the yield were tax-exempt. The following tables show the approximate taxable yields which are equivalent to tax-exempt yields under 2000 federal personal income tax laws, and under the state and local personal income tax laws described in the tables. If tax laws, rates or brackets are changed, the information in the table would be out of date. All of the Tax Free Funds expect that a substantial portion of their dividends will be exempt from federal personal income taxes. California Tax Free Reserves and Connecticut Tax Free Reserves also expect that a substantial portion of their dividends will be exempt from California and Connecticut personal income taxes, respectively. Similarly, New York Tax Free Reserves expects that a substantial portion of the dividends it pays will be exempt from New York State and New York City personal income taxes. However, in reviewing the tables below, you should remember that each of the Tax Free Funds may also pay dividends which are subject to federal, state and local personal income taxes.

FEDERAL TAX RATES

            TAXABLE INCOME*               INCOME                                FEDERAL TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
    SINGLE 2000          JOINT 2000       BRACKET     2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$ 26,250         $0-$ 43,850    15.0%     2.35%   2.94%   3.53%   4.12%   4.71%   5.29%   5.88%    6.47%   7.06%   7.65%
  $ 26,251-$ 63,550   $ 43,851-$105,950    28.0      2.78    3.47    4.17    4.86    5.56    6.25    6.94     7.64    8.33    9.03
  $ 63,551-$132,600   $105,951-$161,450    31.0      2.90    3.62    4.35    5.07    5.80    6.52    7.25     7.97    8.70    9.42
  $132,601-$288,350   $161,451-$288,350    36.0      3.13    3.91    4.69    5.47    6.25    7.03    7.81     8.59    9.38   10.16
$288,351 & Over      $288,351 & Over       39.6      3.31    4.14    4.97    5.79    6.62    7.45    8.28     9.11    9.93   10.76
*Net amount subject to Federal personal income tax after deductions and exemptions.

FEDERAL AND CALIFORNIA TAX RATES

          TAXABLE INCOME*              INCOME                          CALIFORNIA TAX-EXEMPT YIELD
------------------------------------     TAX     -----------------------------------------------------------------------
   SINGLE 2000        JOINT 2000      BRACKET**  2.0%   2.5%   3.0%   3.5%   4.0%   4.5%   5.0%    5.5%    6.0%    6.5%
-------------------------------------------------------------------------------------------------------------------------
      $0-$ 26,250                       17.77%   2.43%  3.04%  3.65%  4.26%  4.86%  5.47%  6.08%   6.69%   7.30%   7.90%
                         $0-$ 43,850    17.30    2.42   3.02   3.63   4.23   4.84   5.44   6.05    6.65    7.26    7.86
$ 26,250-$ 63,550                       34.38    3.05   3.81   4.57   5.33   6.10   6.86   7.62    8.38    9.14    9.91
                   $ 43,850-$105,950    33.98    3.03   3.79   4.54   5.30   6.06   6.82   7.57    8.33    9.09    9.85
$ 63,550-$132,600  $105,950-$161,450    37.42    3.20   3.99   4.79   5.59   6.39   7.19   7.99    8.79    9.59   10.39
$132,600-$288,350  $161,450-$288,350    41.95    3.45   4.31   5.17   6.03   6.89   7.75   8.61    9.47   10.34   11.20
$288,350 & Over    $288,350 & Over      45.22    3.65   4.56   5.48   6.39   7.30   8.21   9.13   10.04   10.95   11.87

                                                                   COMBINED
          TAXABLE INCOME*              INCOME            AVERAGE   FEDERAL &
------------------------------------     TAX     FEDERAL  STATE     STATE
   SINGLE 2000        JOINT 2000      BRACKET**   RATE    RATE***   RATE****
----------------------------------------------------------------------------
      $0-$ 26,250                       17.77%    0.15   0.032530   0.1777
                         $0-$ 43,850    17.30     0.15   0.027111   0.1730
$ 26,250-$ 63,550                       34.38     0.28   0.088564   0.3438
                   $ 43,850-$105,950    33.98     0.28   0.083074   0.3398
$ 63,550-$132,600  $105,950-$161,450    37.42     0.31   0.093000   0.3742
$132,600-$288,350  $161,450-$288,350    41.95     0.36   0.093000   0.4195
$288,350 & Over    $288,350 & Over      45.22    0.396   0.093000   0.4522

   *Net amount subject to Federal and California personal income tax after deductions and exemptions.
  **Effective combined federal and state tax bracket.
 ***State rate based on the average state rate for the federal tax bracket.
****Combined Federal and California rate assumes itemization of state tax deduction.

FEDERAL AND CONNECTICUT STATE TAX RATES

            TAXABLE INCOME*                INCOME                             CONNECTICUT TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
  SINGLE 2000***       JOINT 2000***     BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$ 26,250                        18.34%    2.45%   3.06%   3.67%   4.29%   4.90%   5.51%   6.12%    6.74%   7.35%   7.96%
                            $0-$ 43,850    18.24     2.45    3.06    3.67    4.28    4.89    5.50    6.12     6.73    7.34    7.95
  $ 26,251-$ 63,550   $ 43,851-$105,950    31.24     2.91    3.64    4.36    5.09    5.82    6.54    7.27     8.00    8.73    9.45
  $ 63,551-$132,600   $105,951-$161,450    34.11     3.04    3.79    4.55    5.31    6.07    6.83    7.59     8.35    9.11    9.86
  $132,601-$288,350   $161,451-$288,350    38.88     3.27    4.09    4.91    5.73    6.54    7.36    8.18     9.00    9.82   10.63
  $288,351 & Over     $288,351 & Over      42.32     3.47    4.33    5.20    6.07    6.93    7.80    8.67     9.54   10.40   11.27
  *Net amount subject to Federal and Connecticut personal income tax after deductions and exemptions.
 **Effective combined federal and state tax bracket.
***State rate based on the average state rate for the federal tax bracket.
   Combined Federal and Connecticut rate assumes itemization of state tax deduction.

FEDERAL AND NEW YORK STATE TAX RATES

            TAXABLE INCOME*               INCOME                               NEW YORK TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
  SINGLE 2000***       JOINT 2000***     BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$ 26,250                        19.54%    2.49%   3.11%   3.73%   4.35%   4.97%   5.59%   6.21%    6.84%   7.46%   8.08%
                            $0-$ 43,850    19.28     2.48    3.10    3.72    4.34    4.96    5.57    6.19     6.81    7.43    8.05
  $ 26,251-$ 63,550   $ 43,851-$105,950    32.93     2.98    3.73    4.47    5.22    5.96    6.71    7.45     8.20    8.95    9.69
  $ 63,551-$132,600   $105,951-$161,450    35.73     3.11    3.89    4.67    5.45    6.22    7.00    7.78     8.56    9.34   10.11
  $132,601-$288,350   $161,451-$288,350    40.38     3.35    4.19    5.03    5.87    6.71    7.55    8.39     9.23   10.06   10.90
  $288,351 & Over     $288,351 & Over      43.74     3.55    4.44    5.33    6.22    7.11    8.00    8.89     9.78   10.66   11.55
  *Net amount subject to Federal and New York personal income tax after deductions and exemptions.
 **Effective combined federal and state tax bracket.
***State rate based on the average state rate for the federal tax bracket.
   Combined Federal and New York rate assumes itemization of state tax deduction.

FEDERAL, NEW YORK STATE AND CITY TAX RATES

            TAXABLE INCOME*               INCOME                             NEW YORK CITY TAX-EXEMPT YIELD
---------------------------------------     TAX      ------------------------------------------------------------------------------
  SINGLE 2000***       JOINT 2000***     BRACKET**    2.0%    2.5%    3.0%    3.5%    4.0%    4.5%    5.0%    5.5%    6.0%    6.5%
-----------------------------------------------------------------------------------------------------------------------------------
        $0-$ 26,250                        22.40%    2.58%   3.22%   3.87%   4.51%   5.15%   5.80%   6.44%    7.09%   7.73%   8.38%
                            $0-$ 43,850    22.13     2.57    3.21    3.85    4.49    5.14    5.78    6.42     7.06    7.71    8.35
  $ 26,251-$ 63,550                        35.63     3.11    3.88    4.66    5.44    6.21    6.99    7.77     8.54    9.32   10.10
                      $ 43,851-$105,950    35.62     3.11    3.88    4.66    5.44    6.21    6.99    7.77     8.54    9.32   10.10
  $ 63,551-$132,600   $105,951-$161,450    38.37     3.25    4.06    4.87    5.68    6.49    7.30    8.11     8.92    9.74   10.55
  $132,601-$288,350   $161,451-$288,350    42.83     3.50    4.37    5.25    6.12    7.00    7.87    8.75     9.62   10.50   11.37
  $288,351 & Over     $288,351 & Over      46.05     3.71    4.63    5.56    6.49    7.41    8.34    9.27    10.19   11.12   12.05
  *Net amount subject to Federal and New York personal income tax after deductions and exemptions.
 **Effective combined federal, state and city tax bracket.
***State rate based on the average state rate for the federal tax bracket.
   City rate based on the average city rate for the federal tax bracket.
   Combined Federal, New York State and New York City rate assumes itemization of state tax deduction.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-995-0134 toll-free.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


SEC File Numbers:
(Citi(SM) Cash Reserves, Citi(SM) U.S. Treasury Reserves)             811-4052
(Citi(SM) Tax Free Reserves)                                          811-3893
(Citi(SM) California Tax Free Reserves, Citi(SM) Connecticut Tax Free
Reserves,
Citi(SM) New York Tax Free Reserves)                                  811-4596



CFR1023

                                                                  Statement of
                                                        Additional Information
                                                               January 1, 2001


CITI(SM) CASH RESERVES                   CITI(SM)  CALIFORNIA TAX FREE RESERVES
CITI(SM) U.S. TREASURY RESERVES          CITI(SM)  CONNECTICUT TAX FREE RESERVES
CITI(SM)  TAX FREE RESERVES              CITI(SM)  NEW YORK TAX FREE RESERVES


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated January 1, 2001 for the Class N shares of Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves and Citi New York Tax Free Reserves (the foregoing, collectively, the "Funds") or the Prospectus dated January 1, 2001 for Cititrade Cash Reserves, Cititrade U.S. Treasury Reserves, Cititrade Tax Free Reserves, Cititrade California Tax Free Reserves, Cititrade Connecticut Tax Free Reserves and Cititrade New York Tax Free Reserves (the foregoing, collectively, the "Cititrade shares"), each a separate class of the Fund with its corresponding name. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 43 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-995-0134 toll free.


    Cash Reserves and U.S. Treasury Reserves are separate series of CitiFunds(R) Trust III. California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are separate series of CitiFunds(R) Multi-State Tax Free Trust. The address and telephone number of CitiFunds Trust III, CitiFunds Multi-State Tax Free Trust and Tax Free Reserves (collectively, the "Trusts") are 21 Milk Street, Boston, Massachusetts 02109,
(617) 423-1679.

    CitiFunds Trust III invests all of the investable assets of Cash Reserves and U.S. Treasury Reserves in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Tax Free Reserves invests all of its investable assets in Tax Free Reserves Portfolio (collectively, with Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, the "Portfolios"). The address and telephone number of Cash Reserves Portfolio are Elizabethan Square, George Town, Grand Cayman, British West Indies, (345) 945-1824. The address and telephone number of U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio are 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.


    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----


 1. The Funds .........................................................       2
 2. Investment Objectives, Policies and Restrictions ..................       3
 3. Performance Information ...........................................      25
 4. Determination of Net Asset Value ..................................      29
 5. Additional Information on the Purchase and Sale of Shares .........      30
 6. Dealer Commissions and Concessions ................................      31
 7. Management ........................................................      32
 8. Portfolio Transactions ............................................      40
 9. Description of Shares, Voting Rights and Liabilities ..............      41
10. Certain Additional Tax Matters ....................................      42
11. Independent Accountants and Financial Statements ..................      43
Appendix A -- Ratings of Municipal Obligations ........................     A-1
Appendix B -- Additional Information Concerning California Municipal
              Obligations .............................................     B-1
Appendix C -- Additional Information Concerning Connecticut Municipal
              Obligations .............................................     C-1
Appendix D -- Additional Information Concerning New York Municipal
              Obligations .............................................     D-1
Appendix E -- Additional Information Concerning Puerto Rico Municipal
              Obligations .............................................     E-1


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS

    CitiFunds Trust III is a diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 28, 1985 and is the successor to the business of The Landmark Funds Cash Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1984. Shares of CitiFunds Trust III are divided into two separate series, Cash Reserves and U.S. Treasury Reserves. Prior to October 23, 2000, Cash Reserves and U.S. Treasury Reserves were called CitiFunds Cash Reserves and CitiFunds U.S. Treasury Reserves, respectively. Prior to January 2, 1998, CitiFunds Trust III was called Landmark Funds III, and Cash Reserves and U.S. Treasury Reserves were called Landmark Cash Reserves and Landmark U.S. Treasury Reserves, respectively.

    Tax Free Reserves is a no-load, non-diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 21, 1985 and is the successor to the business of The Landmark Funds Tax Free Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1983. Prior to October 23, 2000, Tax Free Reserves was called CitiFunds Tax Free Reserves, and prior to January 2, 1998, the Fund was called Landmark Tax Free Reserves.

    CitiFunds Multi-State Tax Free Trust is a no-load, non-diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985. Shares of CitiFunds Multi-State Tax Free Trust are divided into three separate series, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves. Prior to October 23, 2000, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves were called CitiFunds California Tax Free Reserves, CitiFunds Connecticut Tax Free Reserves and CitiFunds New York Tax Free Reserves, respectively. Prior to January 2, 1998 CitiFunds Multi-State Tax Free Trust was called Landmark Multi-State Tax Free Funds, and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves were called Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark New York Tax Free Reserves, respectively.


    All references in this Statement of Additional Information to the activities of the Trusts are intended to include those of the Trusts and their respective predecessors, if any, unless the context indicates otherwise. References in this Statement of Additional Information to the Prospectuses are to the Prospectus, dated January 1, 2001, of the Class N shares of the Funds and the Prospectus, dated January 1, 2001, of the Cititrade shares of the Funds, by which shares of the Funds are offered.


    Each of the Funds is a type of mutual fund called a "money market fund." Tax Free Reserves is referred to as a "tax-exempt money market fund." Each of California Tax Free Reserves and Connecticut Tax Free Reserves is a type of fund commonly referred to as a "double tax-exempt money market fund," and New York Tax Free Reserves is a type of fund commonly referred to as a "triple tax-exempt money market fund." The net asset value of each Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    Each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves is referred to as a "Tax Free Fund." Each Tax Free Fund is non-diversified.

    CitiFunds Trust III seeks the investment objectives of Cash Reserves and U.S. Treasury Reserves by investing all of their investable assets in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Tax Free Reserves seeks its investment objectives by investing all of its investable assets in Tax Free Reserves Portfolio. Each of Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio is a diversified, open-end management investment company. Tax Free Reserves Portfolio is a non-diversified, open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund.

    The Trustees of CitiFunds Trust III and Tax Free Reserves believe that the aggregate per share expenses of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

    Information about other holders of interests in the Portfolios is available from the Funds' distributor, CFBDS, Inc. ("CFBDS"), 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.


    Citibank, N.A. ("Citibank") is currently the investment adviser to each of the Portfolios and to CitiFunds Multi-State Tax Free Trust. During the upcoming fiscal year, SSB Citi Fund Management LLC ("SSB Citi"), an affiliate of Citibank, is expected to assume the role of investment adviser to each of the Portfolios and to CitiFunds Multi-State Tax Free Trust. The investment adviser (the "Adviser") manages the investments of each Portfolio, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves from day to day in accordance with the investment objectives and policies of that Portfolio or Fund. The selection of investments for each Portfolio and Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.


    CFBDS, the Funds' administrator (the "Administrator"), supervises the overall administration of the Trusts, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio. Signature Financial Group (Cayman) Ltd. ("SFG") supervises the overall administration of Cash Reserves Portfolio. The Boards of Trustees of the Trusts and the Portfolios provide broad supervision over the affairs of the Trusts and of the Portfolios, respectively.

    Shares of each Fund are continuously sold by CFBDS, each Fund's distributor (the "Distributor"). Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"). Cititrade shares are available only to investors that have established a customer account with the Cititrade Program. CFBDS may receive fees from the Funds pursuant to Distribution Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                            INVESTMENT OBJECTIVES

    The investment objective of CASH RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

    The investment objective of U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objectives of TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

    The investment objectives of CALIFORNIA TAX FREE RESERVES are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

    The investment objectives of CONNECTICUT TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

    The investment objectives of NEW YORK TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                             INVESTMENT POLICIES

    CitiFunds Trust III seeks the investment objectives of its series by investing all of the investable assets of Cash Reserves and U.S. Treasury Reserves in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Tax Free Reserves seeks its investment objectives by investing all of its investable assets in Tax Free Reserves Portfolio. Each Portfolio has the same investment objectives and policies as its corresponding Fund. The Prospectus contains a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.

    Each of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees of the applicable Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of Cash Reserves with respect to bank obligations described in paragraph (1) below and for the policy of each of the Tax Free Funds with respect to investing in municipal obligations described below, which may not be changed without the approval of Cash Reserves' or the applicable Tax Free Fund's shareholders, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio with respect to bank obligations described in paragraph (1) below and for the policy of Tax Free Reserves Portfolio with respect to investing in municipal obligations described below, which may not be changed without the approval of Cash Reserves Portfolio's or Tax Free Reserves Portfolio's investors, as applicable, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies discussed below, including those concerning securities transactions. Each Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment objectives.

CASH RESERVES PORTFOLIO

    Cash Reserves Portfolio seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Cash Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Cash Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

        (1) Bank obligations -- Cash Reserves Portfolio invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio. Bank obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
    (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Adviser or an affiliate of the Adviser.

        Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Adviser, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Portfolio's custodian or a subcustodian either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, Cash Reserves Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The Portfolio will not enter into any repurchase agreements with the Adviser or an affiliate of the Adviser. The restrictions and procedures described above which govern the Portfolio's investment in repurchase agreements are designed to minimize the Portfolio's risk of losses in making those investments. (See "Repurchase Agreements.")

        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")

        Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

ASSET-BACKED SECURITIES

    As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Reinvestment of principal may occur at higher or lower rates than the original yield. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

U.S. TREASURY RESERVES PORTFOLIO

    U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

THE TAX FREE FUNDS

TAX FREE RESERVES PORTFOLIO

    Tax Free Reserves Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio invests more than 25% of its assets in participation certificates issued by banks in industrial development bonds and other Municipal Obligations. In view of this "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

    As a non-diversified investment company, Tax Free Reserves Portfolio is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers).

    Tax Free Reserves Portfolio may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

    All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.) All investments by Tax Free Reserves Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)

    The Portfolio's fundamental policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations."

CALIFORNIA TAX FREE RESERVES, CONNECTICUT TAX FREE RESERVES AND NEW YORK TAX FREE RESERVES

    Each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves seeks its investment objectives by investing primarily in short-term, high quality Municipal Obligations (as defined above). Each such Fund's fundamental policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations."

    All investments by California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)

    In the case of California Tax Free Reserves, in general, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of California and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("California Municipal Obligations"), will be exempt from federal and California personal income taxes. For Connecticut Tax Free Reserves, dividends paid by the Fund which are treated as exempt-interest dividends for federal income tax purposes, to the extent derived from interest income on tax-exempt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, obligations of Puerto Rico, other U.S. territories and their political subdivisions and other qualifying issuers ("Connecticut Municipal Obligations"), will be exempt from federal and Connecticut personal income taxes. In the case of New York Tax Free Reserves, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("New York Municipal Obligations"), will be exempt from federal, New York State and New York City personal income taxes. These Funds may purchase Municipal Obligations issued by other states, their agencies and instrumentalities the interest income on which will be exempt from federal income tax but will be subject to California, Connecticut or New York State and New York City personal income taxes, as the case may be.

    In order for California Tax Free Reserves to pay dividends that are exempt from federal tax and California personal income tax, the Fund must continue to qualify as a "regulated investment company" for federal income tax purposes. In addition, in order for California Tax Free Reserves to be eligible to pay dividends that are exempt from California personal income tax, at the end of each quarter of its taxable year at least 50% of the Fund's total assets must be invested in obligations, the interest on which is exempt from California taxation when received by an individual ("California Exempt-Interest Securities").

    In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

    Under normal circumstances, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 65% of their assets in California Municipal Obligations, Connecticut Municipal Obligations and New York Municipal Obligations, respectively, although the exact amount of a Fund's assets invested in such securities varies from time to time. Although these Funds attempt to invest 100% of their assets in Municipal Obligations, each Fund may invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. Each Fund may invest more than 25% of its assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation interests, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Uninvested cash reserves may be held temporarily for the Funds pending investment. The Funds' investments may include "when-issued" and "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

    All of California Tax Free Reserves', Connecticut Tax Free Reserves' and New York Tax Free Reserves' investments mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Funds' respective portfolios (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in such Funds' portfolios are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until a Fund would be entitled to payment pursuant to demand rights, a letter of credit, guarantee or insurance policy or a right to tender or put the instrument, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

    As non-diversified investment companies, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of their assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers).

    Each Fund may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

MUNICIPAL OBLIGATIONS

    As a fundamental policy, each of the Tax Free Funds invests at least 80% of its assets, under normal circumstances, in:

        (1) Municipal bonds with remaining maturities of one year (397 days for California Tax Free Reserves and Connecticut Tax Free Reserves) or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Adviser) or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.

        (2) Municipal notes with remaining maturities of one year (397 days for California Tax Free Reserves and Connecticut Tax Free Reserves) or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Adviser) or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

        (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by the Adviser) or, if not rated by these rating agencies, is of comparable quality as determined by the Adviser. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

        Subsequent to its purchase by a Tax Free Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires sale of such Municipal Obligation by the Fund (other than variable rate instruments which must be sold if they are not "high quality"), but the Adviser considers such event in determining whether the Fund should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by a Tax Free Fund are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see Appendix A to this Statement of Additional Information for an explanation of these rating systems), the Adviser adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. CitiFunds Multi-State Tax Free Trust's and Tax Free Reserves Portfolio's Boards of Trustees have determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Adviser), or where the obligations are not freely transferable, a Tax Free Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

        MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

        In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by a Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

        Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Each Tax Free Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

        For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A to this Statement of Additional Information. For a comparison of yields on such Municipal Obligations and taxable securities, see the Appendix to the Prospectus.

        MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

    Each of the Tax Free Funds may purchase variable rate instruments and participation interests. Variable rate instruments that the Tax Free Funds may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

    The variable rate instruments in which Tax Free Funds' assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. An unrated variable rate instrument may be determined to meet a Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet a Tax Free Fund's high quality criteria.

    Variable rate instruments in which the Tax Free Funds may invest include participation interests in variable rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. A participation interest gives a Tax Free Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Adviser to meet the prescribed quality standards of a Tax Free Fund. Each Tax Free Fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Fund's participation in the security, plus accrued interest. Each Tax Free Fund intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to facilitate withdrawals from the Fund, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a Tax Free Fund. With respect to insurance, each of the Tax Free Funds will attempt to have the issuer of the participation interest bear the cost of the insurance, although the applicable Fund may also purchase insurance, in which case the cost of insurance will be an expense of the Fund. The Adviser has been instructed by the Trusts' Boards of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Funds, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which a Fund may subscribe. Although participation interests may be sold, each Tax Free Fund intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.

    Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    Because of the variable rate nature of the instruments, when prevailing interest rates decline each Tax Free Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, each Tax Free Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

    For purposes of determining whether a variable rate instrument held by a Tax Free Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing a Fund's dollar-weighted average portfolio maturity.

    In view of the "concentration" of Tax Free Reserves (including Tax Free Reserves Portfolio for purposes of this discussion) and the possible concentration of the other Tax Free Funds in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

"WHEN-ISSUED" SECURITIES

    Each of the Tax Free Funds (including Tax Free Reserves Portfolio for purposes of this discussion) may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund's commitment to purchase). Although the Tax Free Funds will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Funds may sell these securities before the settlement date if deemed advisable by the Adviser.

    Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in a Tax Free Fund's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of a Tax Free Fund consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Tax Free Fund's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

    When a Tax Free Fund (including Tax Free Reserves Portfolio for purposes of this discussion) purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. A Tax Free Fund also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by a Tax Free Fund with respect to a particular Municipal Obligation held in the Fund's portfolio.

    The amount payable to a Tax Free Fund upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Each Tax Free Fund values stand-by commitments at zero for purposes of computing the value of its net assets.

    The stand-by commitments that each Tax Free Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Fund and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

    Although each Tax Free Fund (including Tax Free Reserves Portfolio for purposes of this discussion) attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, each Fund may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which a Tax Free Fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Fund's investment adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Tax Free Funds' assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. Each Tax Free Fund's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

REPURCHASE AGREEMENTS

    Each of the Tax Free Funds (including Tax Free Reserves Portfolio for purposes of this discussion) may invest its assets in instruments subject to repurchase agreements. Repurchase agreements are described in more detail below. (See "Repurchase Agreements.")

RISK FACTORS AFFECTING INVESTMENT IN CALIFORNIA MUNICIPAL OBLIGATIONS

    California Tax Free Reserves intends to invest a high proportion of its assets in California Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning California Municipal Obligations, see Appendix B to this Statement of Additional Information.

    The summary set forth in Appendix B is included for the purpose of providing a general description of the State of California credit and financial conditions. This summary is based on information from statements of issuers of California Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN CONNECTICUT MUNICIPAL OBLIGATIONS

    Connecticut Tax Free Reserves intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning Connecticut Municipal Obligations, see Appendix C to this Statement of Additional Information.

    The summary set forth in Appendix C is included for the purpose of providing a general description of the State of Connecticut credit and financial conditions. This summary is based on information from statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN NEW YORK MUNICIPAL OBLIGATIONS

    New York Tax Free Reserves intends to invest a high proportion of its assets in Municipal Obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

    The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in recent years, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

    For further information concerning New York Municipal Obligations, see Appendix D to this Statement of Additional Information. The summary set forth above and in Appendix D is included for the purpose of providing a general description of New York State and New York City credit and financial conditions. This summary is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

CERTAIN ADDITIONAL RISK FACTORS

    Each of California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves may invest a portion of its assets in the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions. Payment of interest and preservation of principal is dependent upon the continuing ability of such issuers and/or obligors of territorial, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning the economy of Puerto Rico, see Appendix E of this Statement of Additional Information.

    The summary set forth in Appendix E is included for the purpose of providing a general description of the economy of Puerto Rico. This summary is based on information from statements of the Government of Puerto Rico and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

REPURCHASE AGREEMENTS

    Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Adviser believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Adviser believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and/or with respect to cash collateral would receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Adviser determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                           INVESTMENT RESTRICTIONS

    The Trusts, on behalf of the Funds, and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or
(ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever a Trust is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which a Fund invests, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in a Portfolio in accordance with applicable law. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.

CASH RESERVES

    CitiFunds Trust III, on behalf of Cash Reserves, may not:

        (1) Invest in equity securities (e.g., common stock, preferred stock, options, warrants, puts, calls), voting securities, restricted securities, corporate debt securities (e.g., bonds, debentures) other than those bank securities and commercial paper referred to under "Investment Policies," local or state government securities (e.g., municipal bonds, state bonds), commodities or commodity contracts, real estate, or securities of other investment companies, except that the Trust may invest all or a portion of the Fund's assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. The Trust, on behalf of the Fund, will not sell securities short, write put or call options, engage in underwriting, or invest in companies for the purpose of exercising control. The Trust, on behalf of the Fund, will not make loans to other persons except that it may acquire debt securities as discussed under "Investment Policies;'"

        (2) Purchase securities or obligations of any one issuer (other than securities issued by the U.S. government, its agencies and instrumentalities and repurchase agreements covering such securities) if immediately after such purchase more than 5% of the value of its assets would be invested in that issuer except that the Trust may invest all or a portion of the Fund's assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

        (3) Borrow money except from banks as a temporary measure for extraordinary or emergency purposes (not for leveraging) or in order to meet unexpectedly heavy redemption requests in an amount not exceeding 15% of the value of the Fund's assets and will not purchase any securities at any time when the Fund's total outstanding borrowings from banks exceed 5% of the Fund's gross assets. The Trust, on behalf of the Fund, will not pledge its assets except to secure borrowings. While the Trust, on behalf of the Fund, may borrow from its Custodian for the foregoing purposes, any borrowing from the Custodian will be on terms no less favorable to the Fund than those offered by the Custodian to comparable borrowers and on terms which the Trust believes are not less favorable than those readily obtainable elsewhere;

        (4) Concentrate the Fund's investments in any particular industry, but if it is deemed appropriate to the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry, provided that, if the Trust withdraws the Fund's investment from an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund, it will invest at least 25%, and may invest up to 100%, of the assets of the Fund in bank obligations; and provided, further, that nothing in this Investment Restriction is intended to affect the Trust's ability to invest 100% of the Fund's assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

        (5) There is no limitation on investing in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements covering those securities, except that the Trust, on behalf of the Fund, will not acquire securities that are not readily marketable or repurchase agreements calling for resale within more than 7 days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities. The Trust, on behalf of the Fund, may not invest in fixed time deposits maturing in more than seven calendar days, and fixed time deposits maturing from two business days through seven calendar days may not exceed 10% of the Fund's net assets.

        Cash Reserves Portfolio may not:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Portfolio, including the amount borrowed (moreover, the Portfolio may not purchase any securities at any time at which borrowings exceed 5% of its total assets (taken at market value))(it is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

        (2) Purchase any security or evidence of interest therein on margin, except that the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) Underwrite securities issued by other persons, except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

        (4) Make loans to other persons except (a) through the lending of securities held by the Portfolio, but not in excess of 33 1/3% of the Portfolio's net assets, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of short term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

        (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Portfolio);

        (6) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Portfolio (taken at market value at the time of each investment) may be invested in any one industry, except that the Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; or

        (7) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

U.S. TREASURY RESERVES

    Neither CitiFunds Trust III, on behalf of U.S. Treasury Reserves, nor U.S. Treasury Portfolio may:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Trust or the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Trust (on behalf of the Fund) nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken in each case at market value)) (it is intended that the Fund and the Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

        (2) Purchase any security or evidence of interest therein on margin, except that either the Trust, on behalf of the Fund, or the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) Underwrite securities issued by other persons, except that all the assets of the Fund may be invested in the Portfolio and except insofar as either the Trust or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

        (4) Make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio, but not in excess of 33 1/3% of the Fund's or the Portfolio's net assets, as the case may be,
    (b) through the use of repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan;

        (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and the Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

        (6) Concentrate its investments in any particular industry; provided, that nothing in this Investment Restriction is intended to affect the ability to invest 100% of the Fund's assets in the Portfolio; or

        (7) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

TAX FREE RESERVES

    Tax Free Reserves may not:

        (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies (provided, however, that the Fund may invest all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

        (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income;

        (3) Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes;

        (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above;

        (5) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security (provided, however, that the Fund may invest all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

        (6) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests in real estate;

        (7) Make loans to others, except through the purchase of Fund investments, including repurchase agreements, as described under "Investment Policies" above;

        (8) Invest more than 5% of the value of its total assets in the securities of issuers where the entity providing the revenues from which the issue is to be paid has a record, including predecessors, of fewer than three years of continuous operation, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (provided, however, that the Fund may invest all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

        (9) Invest more than 25% of its assets in the securities of "issuers" in any single industry, provided that there shall be no limitation on the purchase of Municipal Obligations or on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, the Fund reserves the freedom of action to invest more than 25% of its assets in instruments (including without limitation participation interests) issued by U.S. branches of domestic banks; or

        (10) Invest in securities of other investment companies, except the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets (provided, however, that the Fund may invest all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund).

        Tax Free Reserves has adopted the following non-fundamental policy, which may be changed without approval by a majority of the outstanding shares of the Fund. Tax Free Reserves will not invest in a repurchase agreement maturing in more than seven days or other illiquid securities if as a result thereof the Fund's total illiquid assets (including repurchase agreements maturing in more than seven days) would exceed 10% of the Fund's net assets.

        Tax Free Reserves Portfolio may not:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Portfolio, including the amount borrowed (moreover, the Portfolio may not purchase any securities at any time at which borrowings exceed 5% of its total assets (taken at market value)) (it is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

        (2) Purchase any security or evidence of interest therein on margin, except that the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) Underwrite securities issued by other persons, except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

        (4) Make loans to other persons except (a) through the lending of securities held by the Portfolio, but not in excess of 33 1/3% of the Portfolio's net assets, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph (4) the purchase of short term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

        (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

        (6) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Portfolio (taken at market value at the time of each investment) may be invested in any one industry, except that the Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; or

        (7) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating the investment restriction in paragraph (1) above.

        For purposes of the investment restriction in paragraph (6) above, "bank obligations" shall include bank participation interests in Municipal Obligations.

CALIFORNIA TAX FREE RESERVES

    CitiFunds Multi-State Tax Free Trust may not with respect to California Tax Free Reserves:

        (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

        (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Trust will not make any investments on behalf of the Fund. Interest paid on borrowings will reduce net income.

        (3) Pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except in an amount up to 15% of the value of the Fund's total assets and only to secure borrowings for temporary or emergency purposes.

        (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above.

        (5) Underwrite the securities of other issuers, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security of the Fund (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

        (6) The Trust will not invest on behalf of the Fund in a repurchase agreement maturing in more than seven days if any such investment together with other illiquid securities held by the Fund exceed 10% of the Fund's total net assets.

        (7) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Trust from investing in Municipal Obligations secured by real estate or interests in real estate.

        (8) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Policies" above.

        (9) Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

        (10) Invest more than 25% of the Fund's assets in the securities of "issuers" in any single industry, provided that the Trust may invest more than 25% of the Fund's assets in bank participation interests and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objectives and policies and substantially the same investment restrictions as the Fund. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

        (11) Invest in securities of other investment companies, except the Trust may purchase on behalf of the Fund unit investment trust securities (i.e., securities issued by an investment company which (i) is organized under a trust indenture or contract of custodianship or similar instrument,
    (ii) does not have a board of directors, and (iii) issues only redeemable securities, each of which represents an undivided interest in a unit of specified securities) where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objectives and policies and substantially the same investment restrictions as the Fund. As of the date of this Statement of Additional Information, the Trust has no intention of investing in unit investment trust securities on behalf of the Fund.

        For purposes of the investment restrictions described in (9) and (10) above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable Securities and Exchange Commission ("SEC") rules, be considered a separate security and treated as an issue of such government, other entity or bank.

CONNECTICUT TAX FREE RESERVES

    CitiFunds Multi-State Tax Free Trust may not with respect to Connecticut Tax Free Reserves:

        (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

        (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Trust will not make any investments on behalf of the Fund. Interest paid on borrowings will reduce net income.

        (3) Pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except in an amount up to 15% of the value of the Fund's total assets and only to secure borrowings for temporary or emergency purposes.

        (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above.

        (5) Underwrite the securities of other issuers, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security of the Fund (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

        (6) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Trust from investing in Municipal Obligations secured by real estate or interests in real estate.

        (7) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Policies" above.

        (8) Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

        (9) Invest more than 25% of the Fund's assets in the securities of "issuers" in any single industry, provided that the Trust reserves the right to invest more than 25% of the Fund's assets in bank participation interests and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and could be treated as an issue of such government, other entity or bank.

        (10) Invest in securities of other investment companies, except the Trust may purchase on behalf of the Fund unit investment trust securities (i.e., securities issued by an investment company which (i) is organized under a trust indenture or contract of custodianship or similar instrument,
    (ii) does not have a board of directors, and (iii) issues only redeemable securities, each of which represents an undivided interest in a unit of specified securities) where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objectives and policies and substantially the same investment restrictions as the Fund. As of the date of this Statement of Additional Information, the Trust has no intention of investing in unit investment trust securities on behalf of the Fund.

        (11) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (2) above.

        For purposes of the investment restrictions described in (8) and (9) above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

        In addition, as a matter of non-fundamental policy, the Trust will not invest on behalf of the Fund in securities that are not readily marketable, such as fixed time deposits and repurchase agreements maturing in more than seven days, if such investments together with other illiquid securities held by the Fund exceed 10% of the Fund's total net assets.

NEW YORK TAX FREE RESERVES

    CitiFunds Multi-State Tax Free Trust may not with respect to New York Tax Free Reserves:

        (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies.

        (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Trust will not make any investments on behalf of the Fund. Interest paid on borrowings will reduce net income.

        (3) Pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except in an amount up to 15% of the value of the Fund's total assets and only to secure borrowings for temporary or emergency purposes.

        (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above.

        (5) Underwrite the securities of other issuers, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security of the Fund.

        (6) Purchase securities subject to restrictions on disposition under the Securities Act of 1933 ("restricted securities"). The Trust will not invest on behalf of the Fund in a repurchase agreement maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 10% of the Fund's total net assets.

        (7) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Trust from investing in Municipal Obligations secured by real estate or interests in real estate.

        (8) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Policies" above.

        (9) Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control.

        (10) Invest more than 25% of the Fund's assets in the securities of "issuers" in any single industry, provided that the Trust may invest more than 25% of the Fund's assets in bank participation interests and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

        (11) Invest in securities of other investment companies, except the Trust may purchase on behalf of the Fund unit investment trust securities (i.e., securities issued by an investment company which (i) is organized under a trust indenture or contract of custodianship or similar instrument,
    (ii) does not have a board of directors, and (iii) issues only redeemable securities, each of which represents an undivided interest in a unit of specified securities) where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets. As of the date of this Statement of Additional Information, the Trust has no intention of investing in unit investment trust securities on behalf of the Fund.

    For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a Portfolio or a later change in the rating of a security held by a Fund or a Portfolio is not considered a violation of policy.

                         3.  PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit
(CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    Each Fund may provide annualized yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent yield quotations. The tax equivalent yield refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. Any tax equivalent yield quotation of a Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. A Fund also may provide yield, effective yield and tax equivalent yield quotations for longer periods.

    Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.


    Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for Class N and Cititrade shares of each Fund for the periods indicated. No Cititrade California Tax Free Reserves shares were outstanding at August 31, 2000, and therefore performance information for these shares is not available. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.


                                                             REDEEMABLE VALUE
                                              ANNUALIZED    OF A HYPOTHETICAL
                                                 TOTAL      $1,000 INVESTMENT
                                               RATE OF           AT THE
PERIOD                                          RETURN      END OF THE PERIOD
------                                          ------      -----------------


        CASH RESERVES
        CLASS N
        Ten years ended August 31, 2000 .....    4.75%          $1,590.72
        Five years ended August 31, 2000 ....    5.10%          $1,282.31
        One year ended August 31, 2000 ......    5.49%          $1,054.86

        CITITRADE CASH RESERVES
        August 18, 2000 (commencement of
          operations) to August 31, 2000 ....    0.22%          $1,002.18

        U.S. TREASURY RESERVES
        CLASS N
        May 3, 1991 (commencement of
          operations) to August 31, 2000 ....    4.17%          $1,464.58
        Five years ended August 31, 2000 ....    4.58%          $1,251.11
        One year ended August 31, 2000 ......    4.90%          $1,049.04

        CITITRADE U.S. TREASURY RESERVES
        August 18, 2000 (commencement of
          operations) to August 31, 2000 ....    0.19%          $1,001.93

        TAX FREE RESERVES
        CLASS N
        Ten years ended August 31, 2000 .....    3.03%          $1,348.37
        Five years ended August 31, 2000 ....    3.03%          $1,160.74
        One year ended August 31, 2000 ......    3.33%          $1,033.29

        CITITRADE TAX FREE RESERVES
        August 18, 2000 (commencement of
          operations) to August 31, 2000 ....    0.13%          $1,001.26

        CALIFORNIA TAX FREE RESERVES
        CLASS N
        March 10, 1992 (commencement of
          operations) to August 31, 2000 ....    2.84%          $1,268.22
        Five years ended August 31, 2000 ....    2.90%          $1,153.48
        One year ended August 31, 2000 ......    2.95%          $1,029.46

        CONNECTICUT TAX FREE RESERVES
        CLASS N
        December 1, 1993 (commencement of
          operations) to August 31, 2000 ....    2.99%          $1,220.35
        Five years ended August 31, 2000 ....    2.96%          $1,157.24
        One year ended August 31, 2000 ......    3.10%          $1,030.95

        CITITRADE CONNECTICUT TAX FREE RESERVES
        August 18, 2000 (commencement of
          operations) to August 31, 2000 ....    0.12%          $1,001.16

        NEW YORK TAX FREE RESERVES
        CLASS N
        Ten years ended August 31, 2000 .....    2.91%          $1,331.63
        Five years ended August 31, 2000 ....    2.96%          $1,157.03
        One year ended August 31, 2000 ......    3.20%          $1,032.01

        CITITRADE NEW YORK TAX FREE RESERVES
        August 18, 2000 (commencement of
          operations) to August 31, 2000 ....    0.12%          $1,001.21

    The following table shows the annualized yield and effective compound annualized yield for each Fund for the seven-day period ended August 31, 2000:

                                                                   EFFECTIVE
                                                                    COMPOUND
                                             ANNUALIZED YIELD   ANNUALIZED YIELD

        Cash Reserves, Class N ................   6.00%              6.18%
        Cititrade Cash Reserves ...............   5.70%              5.86%
        U.S. Treasury Reserves, Class N .......   5.38%              5.52%
        Cititrade U.S. Treasury Reserves ......   5.21%              5.35%
        Tax Free Reserves, Class N ............   3.65%              3.72%
        Cititrade Tax Free Reserves ...........   3.30%              3.35%
        California Tax Free Reserves, Class N .   3.19%              3.24%
        Connecticut Tax Free Reserves, Class N    3.39%              3.45%
        Cititrade Connecticut Tax Free Reserves   2.99%              3.03%
        New York Tax Free Reserves, Class N ...   3.49%              3.55%
        Cititrade New York Tax Free Reserves ..   3.15%              3.20%

    The annualized tax equivalent yields for the seven-day period ended August 31, 2000 for U.S. Treasury Reserves were 6.07% for Class N shares and 5.87% for Cititrade shares (assuming a combined state and local tax rate of 11.307% for New York City residents). The annualized tax equivalent yields for the seven-day period ended August 31, 2000 for Tax Free Reserves were 6.04% for Class N shares and 5.46% for Cititrade shares (assuming a federal tax bracket of 39.60%). The annualized tax equivalent yield for the seven-day period ended August 31, 2000 for California Tax Free Reserves was 5.08% for Class N shares (assuming (i) a combined California State and federal tax bracket of 45.22% and (ii) that 87.2% of the Fund's assets were invested in California Municipal Obligations). The annualized tax equivalent yields for the seven-day period ended August 31, 2000 for Connecticut Tax Free Reserves were 4.97% for Class N shares and 4.38% for Cititrade shares (assuming (i) a combined Connecticut State and federal tax bracket of 42.32% and (ii) that 84.5% of the Fund's assets were invested in Connecticut Municipal Obligations). The annualized tax equivalent yields for the seven-day period ended August 31, 2000 for New York Tax Free Reserves were 5.47% for Class N shares and 4.93% for Cititrade shares (assuming (i) a combined New York State, New York City and federal tax bracket of 46.43% and (ii) that 83.9% of the Fund's assets were invested in New York Municipal Obligations).

    For advertising and sales purposes, the Funds will generally use the performance of Class N shares. All outstanding Cash Reserves shares were designated Class N shares on January 4, 1999, and all outstanding shares of the other Funds were designated Class N shares on July 14, 2000. The Funds commenced offering Cititrade shares on July 14, 2000. If the performance of any Fund's Cititrade shares is used for advertising and sales purposes, performance after the class inception date will be actual performance, while performance prior to that date will be Class N performance, adjusted to reflect the differences in sales charges (if any) but not the differences in fees and expenses among the classes. The performance of Cititrade shares of any Fund generally would have been lower than Class N performance, because the expenses attributable to the Cititrade shares are higher than the expenses attributable to the Class N shares. Fund performance may also be presented in advertising and sales literature without the inclusion of sales charges.


                     4.  DETERMINATION OF NET ASSET VALUE

    The net asset value of each share of each class of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Cash Reserves and 12:00 noon, Eastern time, for the other Funds. Net asset value is calculated for each class of a Fund by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in its underlying Portfolio, if any, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Trust's or Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Trusts' and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the applicable Trust's or Portfolio's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of all Funds and Portfolios other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio which may not invest in repurchase agreements) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Adviser to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trusts and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently then annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund (and each class of a Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account in that Fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares of that Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

        5.  ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF SHARES

    As described in the Prospectuses for the Funds, each Fund offers two classes of shares, Class N and Cititrade shares.

    Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share and dividends per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

    When you place purchase orders, please specify what class you are eligible for. If you own shares of more than one class in the Fund, and want to sell shares, you should specify which class of shares you wish to sell. If you fail to specify, Class N shares will be redeemed first followed by Cititrade shares (if applicable).

CLASS N SHARES

    o All Cash Reserves shares held prior to January 4, 1999 have been redesignated Class N shares, and all shares of the other Funds held prior to July 14, 2000 have been redesignated Class N shares.

    o Class N shares may be purchased from the Distributor or from Service
      Agents.

    o Class N shares are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares.

    o Class N shares may pay up to 0.10% of the average daily net assets represented by Class N shares to compensate the Funds' Distributor for its distribution activities. Class N shares may pay up to an additional 0.10% of the average daily net assets represented by Class N shares in anticipation of or as reimbursement for certain advertising expenses. Class N shares of the Funds have lower annual expenses than Cititrade shares.

CITITRADE SHARES

    o Cititrade shares are available only to investors that have established a customer account with the Cititrade Program and are designed solely as sweep investments, in conjunction with an investor's Cititrade customer account.

    o Cititrade shares are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares.

    o Cititrade shares may pay distribution and service fees of up to 0.60% of the average daily net assets represented by Cititrade shares. Cititrade shares of the Funds have higher annual expenses than Class N shares.

EXCHANGES

    o Class N shares of the Funds may be exchanged for shares of any other Fund offered in the no-load family of Citi Funds. Cititrade shares of a Fund do not offer any exchange privilege.

    o The exchange privilege for Class N shares may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

ADDITIONAL PURCHASE AND SALE INFORMATION

    Shareholders may redeem Class N shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, to your Service Agent. Shareholders may redeem or exchange Class N shares by telephone, if their account applications so permit. When an investor in Cititrade shares uses his or her Cititrade Account to purchase other investments or make other payments, Cititrade shares will be sold automatically to cover these transactions. A shareholder may also sell (redeem) his or her shares on any business day by calling a Cititrade account representative at 1-888-663-CITI [2484]. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, such as a written request sent via an overnight delivery service in the case of Class N shares, should be considered. The Funds, each Service Agent, and the Cititrade Program will employ reasonable procedures to confirm that instructions communicated by telephone or Internet are genuine. These procedures may include recording of the telephone or Internet instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Fund, the Service Agent, or the Cititrade Program may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone or Internet.

    Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    The Trusts and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                    6.  DEALER COMMISSIONS AND CONCESSIONS


    From time to time, the Funds' Distributor or the Adviser, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Adviser may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Adviser may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.


                                7.  MANAGEMENT

    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Adviser. In addition, a majority of the disinterested Trustees of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves are different from a majority of the disinterested Trustees of their corresponding Portfolios.

    The Trustees and officers of the Trusts and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of a Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 21 Milk Street, Boston, Massachusetts. The address of Cash Reserves Portfolio is Elizabethan Square, George Town, Grand Cayman, British West Indies. The address of U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio is 21 Milk Street, Boston, Massachusetts.

TRUSTEES OF CITIFUNDS TRUST III AND TAX FREE RESERVES


PHILIP W. COOLIDGE; 49* -- President of the Trusts and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.


C. OSCAR MORONG, JR.; 65 -- Chairman of the Boards of Trustees of the Trusts; Managing Director, Morong Capital Management (since February, 1993); Director, Indonesia Fund (from 1990 to 1999); Director, MAS Funds (since 1993).

WALTER E. ROBB, III; 74 -- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds (since 1985).

E. KIRBY WARREN; 66 -- Professor of Management, Graduate School of Business, Columbia University (from 1987 to 1999).

TRUSTEES OF CITIFUNDS MULTI-STATE TAX FREE TRUST

ELLIOTT J. BERV; 57 -- President and Chief Executive Officer, Catalyst, Inc. (Management Consultants) (since June, 1992); President and Director, Elliott
J. Berv & Associates (Management Consultants) (since May, 1984); Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services (since January, 2000).


PHILIP W. COOLIDGE; 49* -- President of the Trusts and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.


MARK T. FINN; 57 -- President and Director, Delta Financial, Inc. (since June,
1983); Chairman of the Board and Part Owner, FX 500 Ltd. (Commodity Trading Advisory Firm) (April, 1990 to February, 1996); General Partner and shareholder, Greenwich Ventures LLC (Investment Partnership) (since January,
1996); President, Secretary and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (since March, 1997); Director, Chairman and Owner, Vantage Consulting Group, Inc. (since October, 1988).

RILEY C. GILLEY; 74 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (Retired, December, 1987).

DIANA R. HARRINGTON; 60 -- Professor, Babson College (since 1994); Trustee, The Highland Family of Funds (March, 1997 to March, 1998).

SUSAN B. KERLEY; 49 -- Consultant, Global Research Associates, Inc. (Investment Research) (since September, 1990); Director, Mainstay
Institutional Funds (since December, 1990).

C. OSCAR MORONG, JR.; 65 -- Chairman of the Boards of Trustees of the Trusts; Managing Director, Morong Capital Management (since February, 1993); Director, Indonesia Fund (from 1990 to 1999); Director, MAS Funds (since 1993).

WALTER E. ROBB, III; 74 -- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds (since 1985).

E. KIRBY WARREN; 66 -- Professor of Management, Graduate School of Business, Columbia University (from 1987 to 1999).

TRUSTEES OF THE PORTFOLIOS

ELLIOTT J. BERV; 57 -- President and Chief Executive Officer, Catalyst, Inc. (Management Consultants) (since June, 1992); President and Director, Elliott
J. Berv & Associates (Management Consultants) (since May, 1984); Chief Executive Officer, Rocket City Enterprises (Consulting, Publishing, Internet Services (since January, 2000).


PHILIP W. COOLIDGE; 49* -- President of the Trusts and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.


RILEY C. GILLEY; 74 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (Retired, December, 1987).

WALTER E. ROBB, III; 74 -- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds (since 1985).

OFFICERS OF THE TRUSTS AND PORTFOLIOS


PHILIP W. COOLIDGE; 49* -- President of the Trusts and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc., and CFBDS.


CHRISTINE D. DORSEY; 30* -- Assistant Secretary and Assistant Treasurer of Trusts and the Portfolios; Vice President, Signature Financial Group, Inc. (since January, 1996); Paralegal and Compliance Officer, various financial companies (July, 1992 to January, 1996).


LINWOOD C. DOWNS; 39* -- Treasurer of the Trusts and the Portfolios; Chief Financial Officer and Senior Vice President, Signature Financial Group, Inc., Treasurer, CFBDS.

TAMIE EBANKS-CUNNINGHAM; 28* -- Assistant Secretary of the Trusts and the Portfolios; Office Manager, Signature Financial Group (Cayman) Ltd. (Since April 1995); Administrator, Cayman Islands Primary School (prior to April
1995). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.


SUSAN JAKUBOSKI; 36* -- Vice President, Assistant Treasurer and Assistant Secretary of the Trusts and the Portfolios; Vice President, Signature Financial Group (Cayman) Ltd (since July 1994).

MOLLY S. MUGLER; 49* -- Assistant Secretary and Assistant Treasurer of the Trusts and the Portfolios; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS.

JULIE J. WYETZNER; 41* -- Vice President, Assistant Secretary and Assistant Treasurer of the Trusts and the Portfolios; Vice President, Signature Financial Group, Inc.

    The Trustees and officers of the Trusts and the Portfolios also hold comparable positions with certain other funds for which CFBDS or an affiliate serves as the distributor or administrator.

TRUSTEES COMPENSATION TABLE

                                                                                                                 TOTAL
                                                                                                                COMPENSA-
                                    AGGREGATE               AGGREGATE    AGGREGATE    AGGREGATE   PENSION OR    TION FROM
                        AGGREGATE   COMPENSA-   AGGREGATE   COMPENSA-    COMPENSA-    COMPENSA-   RETIREMENT   THE TRUSTS
                        COMPENSA-   TION FROM   COMPENSA-   TION FROM    TION FROM    TION FROM    BENEFITS    ESTIMATED    AND FUND
                        TION FROM     U.S.      TION FROM  CALIFORNIA   CONNECTICUT   NEW YORK    ACCRUED AS    ANNUAL      COMPLEX
                          CASH      TREASURY    TAX FREE    TAX FREE     TAX FREE     TAX FREE      PART OF    BENEFITS      PAID TO
                        RESERVES    RESERVES    RESERVES    RESERVES     RESERVES     RESERVES       FUND        UPON     TRUSTEES
TRUSTEE                    (1)         (1)         (1)         (1)          (1)          (1)       EXPENSES   RETIREMENT     (1)(2)
------------------------------------------------------------------------------------------------------------------------------------

Elliott J. Berv. ......    N/A         N/A         N/A       $1,299       $  993       $ 4,223       None        None      $68,000
Philip W. Coolidge ....  $     0     $    0      $    0      $    0       $    0       $     0       None        None      $     0
Mark T. Finn ..........    N/A         N/A         N/A       $3,906       $2,334       $14,296       None        None      $73,000
Riley C. Gilley .......    N/A         N/A         N/A       $  967       $  821       $ 2,939       None        None      $70,500
Diana R. Harrington ...    N/A         N/A         N/A       $1,718       $1,208       $ 5,843       None        None      $67,500
Susan B. Kerley .......    N/A         N/A         N/A       $1,677       $1,188       $ 5,680       None        None      $66,000
C. Oscar Morong, Jr. ..  $16,879     $2,955      $5,055      $2,617       $1,670       $ 9,322       None        None      $93,500
Walter E. Robb, III ...  $ 4,385     $1,417      $2,651      $1,083       $  881       $ 3,386       None        None      $63,000
E. Kirby Warren .......  $ 9,401     $2,023      $3,621      $1,139       $1,200       $ 5,786       None        None      $68,250
William S. Woods, Jr.(3)   N/A         N/A         N/A       $1,760       $1,581       $ 5,290       None        None      $44,250

----------
(1) Information is for the fiscal year ended August 31, 2000.
(2) Messrs. Berv, Coolidge, Finn, Gilley, Morong, Robb and Warren and Mses. Harrington and Kerley are trustees of 24, 47, 23, 34,
    38, 27, 38, 29 and 29 funds and portfolios, respectively, in the family of open-end registered investment companies advised or managed by Citibank.
(3) Effective December 31, 1999, Mr. Woods became a Trustee Emeritus of CitiFunds Multi-State Tax Free Trust. Per the terms of the
    Trust's Trustee Emeritus Plan, Mr. Woods serves the Board of Trustees in an advisory capacity. As a Trustee Emeritus, Mr. Woods is paid 50% of the annual retainer fee and meeting fees otherwise applicable to Trustees, together with reasonable out-of-pocket expenses for each meeting attended.

    As of December , 2000, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of each Fund were held of record by Citibank or an affiliate, as a Service Agent of the Funds, for the accounts of their respective clients.

    The Declaration of Trust of each of the Trusts and the Portfolios provides that such Trust or Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with such Trust or Portfolio, as the case may be, unless, as to liability to such Trust or Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of such Trust or Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of such Trust or Portfolio, or in a written opinion of independent counsel, that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


ADVISER


    Citibank currently manages the assets of each Portfolio and CitiFunds Multi-State Tax Free Trust pursuant to separate investment advisory agreements (the "Advisory Agreements"). Prior to assuming the role of investment adviser to the Portfolios and CitiFunds Multi-State Tax Free Trust, SSB Citi will enter into advisory agreements with the applicable Portfolios or Funds upon the terms described for the Advisory Agreements below. Subject to such policies as the Board of Trustees of the Portfolios or Trust, as applicable, may determine, the Adviser manages the securities of each Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves and makes investment decisions for each Portfolio and such Funds. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's and California Tax Free Reserves', Connecticut Tax Free Reserves' and New York Tax Free Reserves' investments and effecting securities transactions for each Portfolio and such Funds. Each of the Advisory Agreements will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the applicable Portfolio or Trust or by a vote of a majority of the outstanding voting securities of the applicable Portfolio or Fund, and, in either case, by a majority of the Trustees of the applicable Portfolio or Trust who are not parties to such Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.


    Each Advisory Agreement provides that the Adviser may render services to others. Each Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Portfolio or Trust when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or Fund or by a vote of a majority of the Board of Trustees of the applicable Portfolio or Trust, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.


    For its services under the Advisory Agreements, Citibank receives investment advisory fees, which are accrued daily and paid monthly, of 0.15% of Cash Reserves Portfolio's and U.S. Treasury Reserves Portfolio's average daily net assets and 0.20% of Tax Free Reserves Portfolio's, California Tax Free Reserves', Connecticut Tax Free Reserves' and New York Tax Free Reserves' average daily net assets, in each case on an annualized basis for the Fund's or Portfolio's then-current fiscal year. Citibank has voluntarily agreed to waive a portion of its investment advisory fee. The fees payable by the Portfolios or CitiFunds Multi-State Tax Free Trust under any future advisory agreements with SSB Citi will not increase from the fees payable under the current Advisory Agreements.

    CASH RESERVES PORTFOLIO: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citibank under the Advisory Agreement, after waivers, were $6,739,206, $9,422,276 and $11,359,641, respectively.

    U.S. TREASURY RESERVES PORTFOLIO: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citibank under the Advisory Agreement, after waivers, were $578,350, $614,718 and $858,454, respectively.

    TAX FREE RESERVES PORTFOLIO: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citibank under the Advisory Agreement, after waivers, were $659,288, $824,462 and $746,484, respectively.

    CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citibank under the Advisory Agreement, after waivers, were $292,561, $383,383 and $405,958, respectively.

    CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citibank under the Advisory Agreement, after waivers, were $173,117, $186,539 and $188,830, respectively.

    NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to Citibank under the Advisory Agreement, after waivers, were $1,316,731, $1,436,852 and $1,664,831, respectively.

    Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Adviser has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.


ADMINISTRATORS

    Pursuant to Administrative Services Agreements (the "Administrative Services Agreements"), CFBDS provides the Trusts, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, and SFG provides Cash Reserves Portfolio, with general office facilities, and CFBDS supervises the overall administration of the Trusts, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio and SFG supervises the overall administration of Cash Reserves Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trusts and the Portfolios; the preparation and filing of all documents required for compliance by the Trusts and the Portfolios with applicable laws and regulations; and arranging for the maintenance of books and records of the Trusts and the Portfolios. CFBDS and SFG provide persons satisfactory to the Board of Trustees of the Trusts and the Portfolios to serve as Trustees and officers of the Trusts and the Portfolios. Such Trustees and officers may be directors, officers or employees of CFBDS, SFG or their affiliates.

    For these services, the Administrators receive fees accrued daily and paid monthly of 0.35% of the average daily net assets of Cash Reserves and U.S. Treasury Reserves, 0.25% of the average daily net assets of each Tax Free Fund and 0.05% of the assets of each Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year. However, each of the Administrators may voluntarily agree to waive a portion of the fees payable to it.


    CASH RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS from the Fund under the Administrative Services Agreement, after waivers, were $5,538,777, $7,935,090 and $8,953,280, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees payable to SFG under the Administrative Services Agreement were voluntarily waived.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $846,110, $842,720 and $811,826, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees payable to CFBDS under the Administrative Services Agreement with the Portfolio were voluntarily waived.

    TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $784,522, $873,949 and $826,985, respectively. For the fiscal years ended August 31, 1998, 1999 and 2000, the fees payable to CFBDS under the Administrative Services Agreement with the Portfolio were voluntarily waived.

    CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $422,331, $537,738 and $569,821, respectively.

    CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $253,409, $268,250 and $280,048, respectively.

    NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $1,872,505, $2,187,095 and $2,190,230, respectively.


    The Funds use the name "Citi" by agreement with a Citigroup Inc. affiliate. If a Citigroup affiliate ceases to serve as the Adviser of the Funds, the Funds will change their respective names so as to delete the word "Citi".

    The Administrative Services Agreements with the Trusts and the Portfolios provide that CFBDS or SFG, as the case may be, may render administrative services to others. The Administrative Services Agreements with the Trusts and the Portfolios continue in effect as to a Fund or Portfolio, as applicable, if such continuance is specifically approved at least annually by the respective Trust's or Portfolio's Board of Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund or Portfolio and, in either case, by a majority of the Trustees of the Trust or Portfolio who are not interested parties of the Trust, Portfolio or CFBDS. The Administrative Services Agreements with the Trusts and the Portfolios terminate automatically if they are assigned and may be terminated as to a Fund or Portfolio by the applicable Trust or Portfolio without penalty by vote of a majority of the outstanding voting securities of the Fund or Portfolio, as applicable, or by either party thereto on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreements with the Trusts and the Portfolios also provide that neither CFBDS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trusts or the Portfolios, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreements.

    CFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc.

    Pursuant to Sub-Administrative Services Agreements (the "Sub-Administrative Agreements"), Citibank performs such sub-administrative duties for the Trusts and the Portfolios as are from time to time agreed upon by Citibank and, as the case may be, CFBDS or SFG. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Trusts and the Portfolios, participation in preparation of documents required for compliance by the Trusts and the Portfolios with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Trusts and Portfolios, and other functions which would otherwise be performed by CFBDS as set forth above. For performing such sub-administrative services, Citibank receives such compensation as is from time to time agreed upon by Citibank and, as the case may be, CFBDS or SFG not in excess of the amount paid to CFBDS or SFG for its services under the applicable Administrative Services Agreement. All such compensation is paid by CFBDS or SFG, as the case may be.

DISTRIBUTOR

    Each of the Trusts has adopted Distribution Plans ("Distribution Plans") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood such Distribution Plans will benefit the applicable Funds and their shareholders.

    Each Distribution Plan with respect to Class N shares of the Funds provides that the applicable Trust shall pay a distribution fee to the Distributor at an annual rate not to exceed 0.10% of the average daily net assets of each Fund (exclusive of any advertising expenses incurred by the Distributor in connection with the sale of shares of each Fund). The Distribution Plans with respect to Class N shares also permit each Fund to pay the Distributor an additional fee (not to exceed 0.10% per annum of the average daily net assets) in anticipation of, or as reimbursement for, print or electronic media advertising expenses incurred in connection with the sale of Fund shares. No payments under a Distribution Plan are made to shareholder servicing agents, although shareholder servicing agents receive payments under the Administrative Services Plans referred to below.

    The Distribution Plans for the Cititrade shares of the Funds allow a Fund to pay the Distributor, a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Funds, or others a monthly service fee at an annual rate not to exceed 0.10% of the average daily net assets represented by Cititrade shares. The Distribution Plans for the Cititrade shares also allow a Fund to pay the Distributor, a broker-dealer or financial institution, or others a monthly distribution fee not to exceed 0.50% of the average daily net assets represented by Cititrade shares.

    Each Distribution Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees"). Each Distribution Plan requires that the applicable Trust and the Distributor shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees then in office who are not interested Trustees of the Trust. Each Distribution Plan may be terminated with respect to any Fund at any time by a vote of a majority of the applicable Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the applicable class. A Distribution Plan may not be amended to increase materially the amount of a class' permitted expenses thereunder without the approval of a majority of the outstanding voting securities of that class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.

    As contemplated by each Distribution Plan, CFBDS acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to a Distribution Agreement (the "Distribution Agreement"). Under the Distribution Agreements, CFBDS is obligated to use its best efforts to sell shares of each class of each Fund. After the prospectus and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the prospectuses and periodic reports which are used in connection with the offering of shares of the each of the Funds to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreements. During the period they are in effect, each Distribution Plan and Distribution Agreement obligates the applicable Funds to pay distribution fees to CFBDS as compensation for its distribution activities, not as reimbursement for specific expenses incurred. Thus, even if CFBDS's expenses exceed its distribution fees for any Fund, the Fund will not be obligated to pay more than those fees and, if CFBDS's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay distribution fees to CFBDS until either its applicable Distribution Plan or Distribution Agreement is terminated or not renewed. In that event, CFBDS's expenses in excess of distribution fees received or accrued through the termination date will be CFBDS's sole responsibility and not obligations of the Fund. The Distributor has voluntarily agreed to waive a portion of the fees payable to it by Connecticut Tax Free Reserves and New York Tax Free Reserves on a month-to-month basis.

    Fees paid under the Distribution Plans with respect to Cititrade shares may be used to make payments to the Distributor for distribution services, to a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Funds, or others in respect of the sale of Cititrade shares, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Fees also may be used to make payments to the Distributor, a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Funds, or others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Cititrade shares and/or shareholder services provided.


    CASH RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Class N shares, after waivers, were $1,262,825, $496,472 and $0, respectively, none of which was applicable to print or electronic media advertising. For the period from August 18, 2000 (commencement of operations) to August 31, 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Cititrade shares, after waivers, were $8.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Class N shares, after waivers, were $184,159, $176,612 and $167,944, respectively, none of which was applicable to print or electronic media advertising. For the period from August 18, 2000 (commencement of operations) to August 31, 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Cititrade shares, after waivers, were $1.

    TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Class N shares, after waivers, were $273,142, $308,091 and $288,140, respectively, none of which was applicable to print or electronic media advertising. For the period from August 18, 2000 (commencement of operations) to August 31, 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Cititrade shares, after waivers, were $1.

    CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Class N shares, after waivers, were $38,266, $74,694 and $80,084, respectively, none of which was applicable to print or electronic media advertising.

    CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Class N shares, after waivers, were $15,904, $22,263 and $20,344, respectively, none of which was applicable to print or electronic media advertising. For the period from August 18, 2000 (commencement of operations) to August 31, 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Cititrade shares, after waivers, were $1.

    NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1998, 1999 and 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Class N shares, after waivers, were $536,134, $620,394 and $652,984, respectively, none of which was applicable to print or electronic media advertising. For the period from August 18, 2000 (commencement of operations) to August 31, 2000, the fees paid from the Fund to the Distributor under the Distribution Agreement for Cititrade shares, after waivers, were $2.


CODE OF ETHICS

    The Trusts, the Portfolios, the Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

SERVICE AGENTS, TRANSFER AGENT AND CUSTODIAN

    The Trusts have each adopted an Administrative Services Plan ("Administrative Plan") relating to the Class N shares of the Funds which provides that the applicable Trust may obtain the services of an administrator, a transfer agent, a custodian, a fund accountant and one or more shareholder servicing agents ("Service Agents"), and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plans, the total of the fees paid to each Administrator and Service Agent and the distribution fee paid to the Distributor (other than any fee concerning electronic or other media advertising) may not exceed 0.70% of the average daily net assets attributable to Class N shares of Cash Reserves and U.S. Treasury Reserves or 0.60% of the average daily net assets attributable to Class N shares of a Tax Free Fund, in each case on an annualized basis for the Fund's then-current fiscal year. Within this overall limitation, individual fees may vary. Each Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Administrative Plan requires that at least quarterly the applicable Trust provide to its Board of Trustees and the Board of Trustees review a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. Each Administrative Plan may be terminated with respect to a class at any time by a vote of a majority of the applicable Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the class, as the case may be. An Administrative Plan may not be amended to increase materially the amount of a class' permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the class and may not be materially amended in any case without a vote of the majority of both the applicable Trust's Trustees and Qualified Trustees.


    Each Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Service Agent pursuant to which that Service Agent provides shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For services provided under each Servicing Agreement, each Service Agent receives fees from Class N shares of the Funds at an annual rate of 0.25% of the average daily net assets of the Fund attributable to that class represented by shares owned by investors for whom such Service Agent maintains a servicing relationship. Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or charging their customers a direct fee for their services. Each Service Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees. For the fiscal years ended August 31, 1998, 1999 and 2000, aggregate fees paid to Service Agents under the Servicing Agreements, after waivers, were as follows:
Cash Reserves Class N $5,026,036, $6,231,978 and $6,553,008, respectively; U.S. Treasury Reserves Class N $797,572, $816,578 and $795,597, respectively; Tax Free Reserves Class N $1,194,360, $1,291,979 and $1,254,912, respectively; California Tax Free Reserves Class N $619,577, $769,975 and $815,516, respectively; Connecticut Tax Free Reserves Class N $377,316, $410,689 and $440,198, respectively; and New York Tax Free Reserves Class N $2,634,965, $2,937,943 and $3,153,198, respectively.


    Each Trust and Portfolio has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 388 Greenwich Street, New York, New York 10013.

    PFPC Global Fund Services ("PFPC"), located at Exchange Place, Boston, Massachusetts 02109, serves as the sub-transfer agent with respect to the Cititrade shares of the Funds. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Cititrade shares, handles certain communications between shareholders and the Funds, and distributes dividends and distributions payable by the Funds. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for out-of-pocket expenses.

    Each Trust and Portfolio also has entered into a Custodian Agreement, a Fund Accounting Agreement, and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial and fund accounting services are provided for each Fund and Portfolio and sub-transfer agency services are provided for the Class N shares of each Fund and the Portfolios. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the applicable Trust's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

    The Portfolios also have adopted Administrative Services Plans (the "Portfolio Administrative Plans") which provide that the Portfolios may obtain the services of an administrator, a transfer agent, a custodian and a fund accountant, and may enter into agreements providing for the payment of fees for such services. Under the Portfolio Administrative Plans, the administrative services fee payable to either CFBDS or SFG, as the case may be, may not exceed 0.05% of a Portfolio's average daily net assets on an annualized basis for its then-current fiscal year. Each Portfolio Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Portfolio's Trustees and a majority of the Portfolio's Trustees who are not "interested persons" of the Portfolio and who have no direct or indirect financial interest in the operation of the Portfolio Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Portfolio Administrative Plan requires that the applicable Portfolio provide to its Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Portfolio Administrative Plan. Each Portfolio Administrative Plan may be terminated at any time by a vote of a majority of the Portfolio's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the applicable Portfolio. Neither Portfolio Administrative Plan may be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Portfolio and may not be materially amended in any case without a vote of the majority of both the Portfolio's Trustees and the Portfolio's Qualified Trustees.

                          8.  PORTFOLIO TRANSACTIONS

    The Portfolios' and CitiFunds Multi-State Tax Free Trust's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios and CitiFunds Multi-State Tax Free Trust do not anticipate paying brokerage commissions. Any transaction for which a Portfolio or a Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio or Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio and for CitiFunds Multi-State Tax Free Trust will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Portfolio or Fund and other investment companies, series or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or Fund or the size of the position obtainable for the Portfolio or Fund. In addition, when purchases or sales of the same security for a Portfolio or Fund and for other investment companies or series managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio or by CitiFunds Multi-State Tax Free Trust during the fiscal year ended August 31, 2000 to the Adviser or any affiliate of the Adviser.

           9.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    Each Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such series into classes. Currently, the Funds are the only series of shares of each of the Trusts. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series and classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution (except for any differences among classes of shares of a series). Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class, only shares of that particular series or class are entitled to vote.

    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of a Trust may elect all of the Trustees of that Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trusts are not required and have no current intention to hold annual meetings of shareholders, but the Trusts will hold special meetings of a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to a Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

    Each Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    Each Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. A Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, each Trust will continue indefinitely.

    Share certificates will not be issued.

    Each Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the applicable Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. Each Declaration of Trust also provides that the applicable Trust shall maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the applicable Trust itself was unable to meet its obligations.

    Each Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the corresponding Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the applicable Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of any Portfolio would ever exceed its assets.

    Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m. Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, on the following business day of the Portfolio.

                     10.  CERTAIN ADDITIONAL TAX MATTERS

    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of a Tax Free Fund's overall income and its tax-exempt income) and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

    Investment income received by Cash Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Cash Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Cash Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Cash Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    The portion of a Tax Free Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Tax Free Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from a Tax Free Fund on their federal income tax returns.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.

    With respect to California Tax Free Reserves, under existing California law, if, at the close of each quarter of its taxable year, the Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the Fund's total assets consist of California Exempt-Interest Securities, then "California exempt-interest dividends" attributable to such securities will be exempt from California personal income tax. A "California exempt-interest dividend" is any dividend distributed by California Tax Free Reserves to the extent that it is derived from the interest received by the Fund from California Exempt-Interest Securities (less related expenses) and designated as such by written notice to shareholders. Distributions other than "California exempt-interest dividends" by California Tax Free Reserves to California residents will be subject to California personal income tax. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of Fund shares will not be deductible for California personal income tax purposes if the Fund distributes dividends that are exempt from California taxation. The foregoing is only a brief summary of some of the important tax considerations generally affecting the taxation of dividends received by shareholders that are subject to California personal income tax. Potential investors, including, in particular, investors who may be subject to other taxes, such as California corporate franchise tax, California corporate income tax or taxes of other jurisdictions, should consult with their own tax advisers.

            11.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    PricewaterhouseCoopers LLP are the independent and chartered accountants for Cash Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. Deloitte & Touche LLP are the independent accountants for U.S. Treasury Reserves, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and each of the Tax Free Funds, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.


    The audited financial statements of Cash Reserves (Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Cash Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report) and of Tax Free Reserves Portfolio (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of California Tax Free Reserves (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of California Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of Connecticut Tax Free Reserves (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of Connecticut Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of New York Tax Free Reserves (Portfolio of Investments at August 31, 2000, Statement of Assets and Liabilities at August 31, 2000, Statement of Operations for the year ended August 31, 2000, Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999, Financial Highlights for each of the years in the five-year period ended August 31, 2000, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of New York Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.


    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                    APPENDIX A

                      RATINGS OF MUNICIPAL OBLIGATIONS*

    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Inc. represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST LONG-TERM DEBT
RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classifications Aa and A. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

    MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

-------------------
* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

    AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

    AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

    A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    Plus (+) or Minus (-): The AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within the applicable rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

        -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

        -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

        Note rating symbols and definitions are as follows:

            SP-1 -- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

            SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

    A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

    Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DESCRIPTION OF FITCH IBCA, INC.'S TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT
RATINGS:

    When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

    Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/ F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

    AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH IBCA, INC.'S TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT
RATINGS:

    A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

    F1 -- Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                                                                    APPENDIX B

                      ADDITIONAL INFORMATION CONCERNING
                       CALIFORNIA MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in California Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State of California (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from statements relating to offerings of California issuers. Citi California Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                             RECENT DEVELOPMENTS

    In the 2000 May Revision of the 2000-01 Governor's Budget released on May 15, 2000, the Department of Finance projected that the California economy will continue to show strong growth in 2000, followed by more moderate gains in 2001. The projection assumes a relatively flat stock market, and a 25% reduction in stock option income in 2000-01. The economic expansion has been marked by strong growth in high technology manufacturing and business services (including software, computer programming and the Internet), nonresidential construction, entertainment and tourism-related industries. Growth in 1999 was greater than earlier years in the economic expansion, with 3.7% year-over-year increase in nonfarm payroll employment. Unemployment, now less than 5%, is at the lowest rate in over 30 years. Taxable sales in the first quarter of 2000 are 10% above year-earlier levels. Significant economic improvement in Asia (Japan excluded), ongoing strength in NAFTA partners Mexico and Canada, and stronger growth in Europe are expected to further increase California-made exports in 2000 and 2001. Nonresidential construction has been strong for the past four years. New residential construction has increased since lows of the early 1990's recession, but remains lower than during the previous economic expansion in the 1980's.

    Moody's, Standard and Poor's and Fitch IBCA assigned their municipal bond ratings of Aa3, AA- and AA, respectively, to the State's general obligation bonds. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                 CONSTITUTIONAL LIMITS ON SPENDING AND TAXES

STATE APPROPRIATIONS LIMIT

    The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

    Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

    There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, most State subventions to local governments, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriations of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes are all excluded). The Appropriations Limit may also be exceeded in cases of emergency.

    The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

PROPOSITION 98

    On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percentage has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

    Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

    During the recent recession in the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,200 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

    In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July, 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State is repaying $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

    Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-95 through 1999-00 have resulted in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by more than 50 percent from the level in place in 1991-92, and is estimated at about $6,672 per ADA in 2000-01. A significant amount of the "extra" Proposition 98 monies in the last few years have been allocated to special programs, including an initiative to increase the number of computers in schools throughout the State. Furthermore, since General Fund revenue growth is expected to continue in 2000-01, the Governor has also proposed new initiatives to improve student achievement, provide better teacher recruitment and training, and provide schools with advanced technology and the opportunity to form academic partnerships to help them meet increased expectations. Additional initiatives include teacher performance bonuses, tax relief for teachers and an expansion of English Language Learners Program.

SOURCES OF TAX REVENUE

    The following is a summary of the State's major revenue sources.

PERSONAL INCOME TAX

    The California personal income tax, which in 1998-99 contributed about 53 percent of General Fund revenues and transfers, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions). The tax is progressive with rates ranging from 1.0 to 9.3 percent. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT") which is much like the federal AMT.

    Taxes on capital gains realizations, which have in part been linked to stock market performance, have become a larger component of personal income taxes in the last few years. For the 1999 tax year, capital gains are projected to be 18 percent of the total personal income tax liability compared to an average of 8.5 percent for the period 1985-95.

    The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income.

SALES TAX

    The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Sales tax accounted for about 32 percent of General Fund revenue and transfers in 1998-99. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. Pursuant to federal law, out-of-state sales to Californians over the internet are not taxed by the State at this time.

BANK AND CORPORATION TAX

    Bank and corporation tax revenues, which comprised about 10 percent of General Fund revenue in 1998-99, are derived from the following taxes:

        1. The franchise tax and the corporate income tax are levied at an 8.84 percent rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

        2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2.0 percent on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

        3. The alternative minimum tax ("AMT") is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of
    6.65 percent.

        4. A minimum franchise tax of $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. Beginning in 2000, all new corporations are exempted from the minimum franchise tax for the first two years of incorporation.

        5. Sub-Chapter S corporations are taxed at 1.5 percent of profits.

INSURANCE TAX

    The majority of insurance written in California is subject to a 2.35 percent gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35 percent rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.50 percent, surplus lines and nonadmitted insurance at 3 percent and ocean marine insurers at 5 percent of underwriting profits. Insurance taxes comprised approximately 2.1 percent of General Fund revenues and transfers in 1998-99.

OTHER TAXES

    Other General Fund major taxes and license revenues include: Estate, Inheritance and Gift Taxes, Cigarette Taxes, Alcoholic Beverage Taxes, Horse Racing Revenues and trailer coach license fees. These other sources totaled approximately 2.3 percent of General Fund revenues and transfers in the 1998-99 Fiscal Year.

SPECIAL FUND REVENUES

    The California Constitution, codes and statutes specify the uses of certain revenue. Such receipts are accounted for in various Special Funds. In general, Special Fund revenues comprise three categories of income:

        1. Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

        2. Charges for special services to specific functions, including such items as business and professional license fees.

        3. Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

    Motor vehicle related taxes and fees accounted for about 55 percent of all Special Fund revenues and transfers in 1998-99. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. During the 1998-99 Fiscal Year, $8.6 billion was derived from the ownership or operation of motor vehicles. This was only 1.4 percent above the 1997-98 level, due to tax reductions enacted for vehicle license fees. About $4.7 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners. These amounts include the additional fees and taxes derived from the passage of Proposition 111 in June 1990.

    Chapter 322, Statutes of 1998 established a vehicle license fee offset program. Pursuant to this chapter, vehicle license fees were reduced by 25 percent beginning January 1, 1999. In addition, Chapter 74, Statutes of 1999, provided a one-time expansion of the offset program by an additional 10 percent for the 2000 calendar year only, and Chapter 76, Statutes of 1999, allowed a one-year reduction in vehicle license fees for certain commercial motor vehicles. For 1999-00 and 2000-01, the offset program is expected to reduce revenues by $1.350 billion and $1.712 billion, respectively. This loss of local revenue is replaced by the State's General Fund.

    Vehicle license fees, over and above the costs of collection and refunds authorized by law, are constitutionally defined local revenues. A continuous appropriation from the General Fund replaces the vehicle license fee revenue that local governments would otherwise lose due to the fee reductions. If in any year the Legislature fails to appropriate enough funds to fully offset the then-applicable vehicle license fee reduction, the percentage offset will be reduced to assure that local governments are not disadvantaged.

    In addition to the initial 25 percent reduction, Chapter 322 also sets out a series of "trigger" levels, so that the percentage fee reduction could be increased in annual stages up to a maximum of 67.5 percent in 2003 depending on whether future General Fund revenues reach the target levels. Based on the current revenue forecast, the 35 percent offset will go into effect in the 2001 calendar year, and the 46.5 percent offset will go into effect in 2002. Unless revenues make a dramatic reversal, it appears the maximum 67.5 percent offset will go into effect in 2003. The estimated cost to the General Fund to replace the vehicle license fee reductions after the full 67.5 percent offset becomes effective is $3.9 billion per full fiscal year.

    Taxes on Tobacco Products. On November 8, 1988, voters approved Proposition 99, which imposed, as of January 1, 1989, an additional 25 cents per pack excise tax on cigarettes, and a new, equivalent excise tax on other tobacco products. The initiative requires that funds from this tax be allocated to anti-tobacco education and research and indigent health services, and environmental and recreation programs.

    Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87 cents per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco, and snuff at a rate equivalent to the tax increase on cigarettes of 50 cents per pack. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. Thus, this proposition increased the total excise tax on other tobacco products by an amount equivalent to an increase in the cigarette tax of one dollar per pack. There is litigation pending challenging the enactment of these new taxes. See "Litigation."

    The State excise tax on cigarettes of 87 cents per pack and other tobacco product taxes are earmarked as follows:

Fifty cents of the per-pack tax on cigarettes, and the equivalent rate levied on non-cigarette tobacco products, go to the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.

Twenty-five cents of the per-pack tax on cigarettes, and the equivalent rates levied on non-cigarette tobacco products are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs. This portion of the excise tax was imposed on January 1, 1989, as voters approved Proposition 99 in 1988.

Ten cents of the per-pack tax is allocated to the State's General Fund.

The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund.

    Legislation enacted in 1993 added the additional per pack excise tax for the purpose of funding breast cancer research.

TOBACCO LITIGATION

    In 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the companies agreed to pay California governments a total of approximately $25 billion over a period of 25 years. Beyond 2025, payments of approximately $1 billion per year will continue in perpetuity. Under the settlement, half of these moneys will be paid to the State, and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). The May Revision to the Governor's Budget includes the receipt of $515 million of settlement money to the General Fund in fiscal year 1999-00. In 2000-01, General Fund tobacco settlement receipts are forecast to be $388 million.

                    PRIOR FISCAL YEARS' FINANCIAL RESULTS

    Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the last four fiscal years.

    The economy grew strongly during the fiscal years beginning in 1995-96, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98 and
$1.7 billion in 1998-99) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and particularly in 1998-99 to fund new program incentives.

    The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

        1. The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill which provided for a phased-in reduction of the Vehicle License Fee ("VLF"). Since the VLF is transferred to cities and counties under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF has been reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

        In addition to the cut in VLF, the 1998-99 budget included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million).

        2. Proposition 98 funding for K-14 schools was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, over $300 million higher than the minimum Proposition 98 guarantee. Of the 1998-99 funds, major new programs included money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The Budget also included $250 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

        3. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $340 million (15.6 percent) for the University of California and $267 million (14.1 percent) for the California State University system. In addition, Community Colleges funding increased by $300 million (6.6 percent).

        4. The Budget included increased funding for health, welfare and social services programs. A 4.9 percent grant increase was included in the basic welfare grants, the first increase in those grants in 9 years.

        5. Funding for the judiciary and criminal justice programs increased by about 11 percent over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

        6. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank ($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teacher's Retirement System in 1998-99.

    Final tabulation of revenues and expenditures contained in the 2000-01 Governor's Budget, released on January 10, 2000, reveals that stronger than expected economic conditions in the State produced total 1998-99 General Fund revenues of about $58.6 billion, almost $1.6 billion above the 1998 Budget Act estimates. Actual General Fund expenditures were $57.8 billion, the amount estimated at the 1998 Budget Act. Some of this additional revenue will be directed to K-14 schools pursuant to Proposition 98. The Governor's Budget reports a balance in the Special Fund for Economic Uncertainties ("SFEU") at June 30, 1999, of approximately $3.1 billion on a budgetary basis.

                             CURRENT STATE BUDGET

    The discussion below of the 1999-00 Fiscal Year budget and the Proposed 2000-01 Fiscal Year budget are based on estimates and projections of revenues and expenditures for the current and upcoming fiscal years and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 2000-01 Governor's Budget which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

1999-2000 FISCAL YEAR BUDGET

    On January 8, 1999, Governor Davis released his proposed budget for Fiscal Year 1999-00 (the "January Governor's Budget"). The January Governor's Budget generally reported that General Fund revenues for FY 1998-99 and FY 1999-00 would be lower than earlier projections (primarily due to weaker overseas economic conditions perceived in late 1998), while some caseloads would be higher than earlier projections. The January Governor's Budget proposed $60.5 billion of General Fund expenditures in FY 1999-00, with a $415 million SFEU reserve at June 30, 2000.

    The 1999 May Revision showed an additional $4.3 billion of revenues for combined fiscal years 1998-99 and 1999-00. The completion of the 1999 Budget Act occurred in a timely fashion. The final Budget Bill was adopted by the Legislature on June 16, 1999, and was signed by the Governor on June 29, 1999 (the "1999 Budget Act"), meeting the Constitutional deadline for budget enactment for only the second time in the 1990's.

    The final 1999 Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion after the Governor used his line-item veto to reduce the legislative Budget Bill expenditures by $581 million (both General Fund and Special Fund). The 1999 Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated that the SFEU would have a balance at June 30, 2000, of about $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The 1999 Budget Act anticipated normal cash flow borrowing during the fiscal year.

    The principal features of the 1999 Budget Act include the following:

        1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-00 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities. The Budget also includes $310 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

        2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3 percent) for the University of California and $126 million (5.9 percent) for the California State University system. In addition, Community Colleges funding increased by $324.3 million (6.6 percent). As a result, undergraduate fees at UC and CSU will be reduced for the second consecutive year, and the per-unit charge at Community Colleges will be reduced by $1.

        3. The Budget included increased funding of nearly $600 million for health and human services.

        4. About $800 million from the General Fund will be directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

        5. The Legislature enacted a one-year additional reduction of 10 percent of the VLF for calendar year 2000, at a General Fund cost of about $250 million in each of FY 1999-00 and 2000-01 to make up lost funding to local governments. Conversion of this one-time reduction to a permanent cut will remain subject to the revenue tests in the legislation adopted last year. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $54 million in 1999-00.

        6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

    The revised 1999-2000 budget included in the May 2000 Revision of the 2000-01 Governor's Budget (the "2000 May Revision"), released on May 15, 2000, reflects the latest estimated costs or savings as provided in various pieces of legislation passed and signed after the 1999 Budget Act. As a result of the very strong economy in the State and associated extraordinary revenue receipts, revised 1999-2000 General Fund revenues are $70.9 billion, an increase of $7.9 billion above the projections made when the 1999 Budget Act was enacted, and $5.7 billion above the previous estimate made in the 2000-01 Governor's Budget in January, 2000. Revised 1999-2000 expenditures are $67.3 billion or $3.6 billion higher than projections at the 1999 Budget Act. These additional expenditures include a supplemental appropriation of $665 million for Smog Impact Fee refunds (see discussion of Jordan v. D.M.V. case in "Litigation" below). The Department of Finance projects that the balance in the SFEU will be about $6.9 billion at June 30, 2000, much of which will be appropriated for Fiscal Year 2000-01.

PROPOSED 2000-01 FISCAL YEAR BUDGET

    On January 10, 2000, Governor Davis released his proposed budget for Fiscal Year 2000-01. The 2000-01 Governor's Budget generally reflected an estimate that General Fund revenues for Fiscal Year 1999-2000 would be higher than projections made at the time of the 1999 Budget Act. Even these positive estimates proved to be greatly understated as continuing economic growth and stock market gains (at least through the first quarter of 2000) resulted in a surge of revenues. The Administration estimated in the 2000 May Revision that General Fund revenues would total $70.9 billion in 1999-2000, and $73.8 billion in 2000-01, a two-year increase of $12.3 billion above the January Governor's Budget revenue estimates. The 2000-01 revenue estimate assumes a $545 million reduction in personal income tax revenue from the Governor's proposal to provide an income tax exemption for all teachers in the State.

    The 2000 May Revision proposes General Fund expenditures of $78.2 billion, as compared to an original spending proposal of $68.8 billion in the January Governor's Budget. Included in the revised Budget are set-asides of $500 million for legal contingencies and $200 million for various one-time legislative initiatives. Based on the proposed revenues and expenditures, the 2000 May Revision projects the June 30, 2001 balance in the SFEU to be $1.769 billion, up from $1.238 billion proposed in the January Governor's Budget.

    The 2000 May Revision contains a number of proposals for spending the additional revenues, mostly in 2000-01. According to a report by the Legislative Analyst's Office, about $7.2 billion is proposed for one-time expenditures, including a general tax rebate and senior citizen's tax relief ($1.9 billion), aid to public schools ($1.5 billion), transportation ($1.5 billion), housing ($500 million), set-asides and increased reserves ($600 million) and other uses ($1.2 billion). About $5.1 billion is proposed for program enhancements which would be permanent including increased Proposition 98 funds for schools ($2.4 billion), tax relief ($600 million, including the exemption for teachers mentioned above), transportation ($440 million per year for five years), health and social services ($1.1 billion) and other ($600 million). All of these proposals are subject to review and action by the Legislature.

                                  LITIGATION

    The State is a party to numerous legal proceedings. The following are the most significant pending proceedings as reported by the Office of Attorney General.

    On December 24, 1997, lead claimant Sonoma County and a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asking the Commission to determine whether the property tax shift from counties to school districts beginning in 1993-94, is a reimbursable state mandated cost. The Commission denied the test claim on October 29, 1998, and the claimants sought review in the Sonoma County Superior Court. On November 10, 1999, the superior court granted the counties' petition for writ of mandate and reversed the Commission's decision. The State then appealed to the court of appeal and briefing in that court will be completed by the end of June 2000. Meanwhile, on April 19, 2000, the California Supreme Court denied the counties' petition to transfer the State's appeal directly to the Supreme Court. Should the final decision on this matter be in favor of the counties, the impact to the State General Fund could be more than $10.0 billion. In addition, there would be an annual Proposition 98 General Fund cost of at least $3.75 billion. This cost would grow in accordance with the annual assessed value growth rate.

    On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al.
v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation.

    On July 22 and 27, 1998, various employee unions which had intervened in the case appealed the trial court's preliminary injunction and asked the Court of Appeal to stay the preliminary injunction. On July 28, 1998, the Court of Appeal granted the unions' requests and stayed the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal. On August 5, 1998, the Court of Appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal. Briefs are being submitted; no date has yet been set for oral argument.

    The State is a defendant in Ceridian Corporation v. Franchise Tax Board, a suit which challenges the constitutionality of a Revenue & Taxation Code section which limits deductions for insurance dividends to those dividends paid from earnings previously subject to California taxation. On August 13, 1998, the trial court issued a judgment against the Franchise Tax Board. The Franchise Tax Board has appealed the judgment. Briefing has been completed. The State has taken the position that, if the challenged section of the Revenue & Taxation Code is struck down, all deductions relating to dividends would be eliminated and the result would be additional income to the State. Plaintiffs, however, contend that if they prevail, the deduction should be extended to all dividends which would result in a one-time liability for open years of approximately $60 million, including interest, and an annual revenue loss of approximately $10 million. No date has yet been set for oral argument.

    The State is also a defendant in First Credit Bank etc. v. Franchise Tax Board which challenges a Revenue & Taxation Code section similar to the one challenged in the Ceridian case, but applicable to a different group of corporate taxpayers. The State's motion for summary judgment is currently pending and a trial date has been set in September 2000. A decision in the Ceridian case could impact the outcome of this case. The State has taken the position that, if the challenged section of the Revenue & Taxation Code is struck down, all deductions relating to dividends would be eliminated and the result would be additional income to the State. Plaintiffs, however, contend that if they prevail, the deduction should be extended to all dividends which would result in a one-time liability for open years of approximately $385 million, including interest, and an annual revenue loss of approximately $60 million.

    The State is involved in ongoing litigation related to state-mandated claims, initially filed in 1980 and 1981, concerning the costs of providing special education programs and services to disabled children. The case, Thomas Hayes v. Commission on State Mandates, related to State-mandated costs. The action involved an appeal by the Director of Finance from a 1984 decision by the State Board of Control (now succeeded by the Commission on State Mandates) in favor of the local school districts' claims for reimbursement. In the trial and appellate courts, the State successfully established that federal special education requirements impose a "federal mandate" upon the State. Accordingly, the courts reversed the Board of Control's decision and remanded the case to the Commission to determine what remained of the claim. On remand, the claimant identified several specific aspects of the State's special education program that allegedly exceeded federal requirements. The Commission has since expanded the claim to include supplemental claims filed by seven other educational institutions. To date, the Legislature has not appropriated funds. The Commission issued a decision in December 1998 determining that a small number of components of the State's special education program are state mandated local costs. The administrative proceeding is in the "parameters and guidelines" stage where the Commission is considering whether and to what extent the costs associated with the state mandated components of the special education program are offset by funds that the State already allocates to that program. The State's position is that all costs are offset by existing funding. The State has the option to seek judicial review of the mandate finding. Potential liability of the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance to be in excess of $1.5 billion, if the State is not credited for its existing funding of the program. The Commission was unable to resolve two other identified aspects of the State's program due to tie votes. As such, the Commission referred these matters to an administrative law judge for preparation of recommended decisions. One of these matters encompasses all special education services for students between the ages of 3 to 5 and 18 to 21, and thus represents significant additional potential liability if the claim is ultimately upheld and the State is denied credit for its existing funding.

    In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon
v. State, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. After various pre-trial proceedings, the State filed its answer to the plaintiffs' complaint in January of 2000. No trial date has been set. The State is vigorously defending the action.

    The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J.B. Stringfellow, Jr. et al., the State is seeking recovery for the past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 to $600 million. Potential State liability falls within this same range. However, all or a portion of any judgment against the State could be satisfied by recoveries from the State's insurance carriers. The State has filed a suit against certain of these carriers. The trial is expected to begin in 2001.

    The State is a defendant in Paterno v. State of California, a coordinated action involving 3,000 plaintiffs seeking recovery of damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of the plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the Court of Appeal issued a decision reversing the trial court's judgment against the State and remanding the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiffs' petition for review. No trial date has been set although trial management issues, including whether plaintiffs have the right to a jury trial on their inverse condemnation claim and whether trial should be held in Yuba County, are presently being considered by the trial court.

    Plaintiffs in County of San Bernardino v. Barlow Respiratory Hospital and related actions seek mandamus relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates. Plaintiffs have estimated the damages to be several hundred million dollars. The State is vigorously defending these cases, as well as related federal cases addressing the calculation of Medi-Cal reimbursement rates in the future. Trial is scheduled for September 2000.

    The State is involved in two refund actions, Cigarettes Cheaper!, et al. v. Board of Equalization, et al. and California Assn. Of Retail Tobacconists
(CART), et al. v. Board of Equalization, et al., that challenge the constitutionality of Proposition 10, approved by the voters in 1998. Plaintiffs allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. Plaintiffs Cigarettes Cheaper! seek declaratory and injunctive relief and a refund of over $4 million. The CART case filed by retail tobacconists in San Diego seeks a refund of $5 million. Plaintiffs McLane/Suneast seek a refund between $500,000 and $1 million. The State is vigorously contesting these cases. The State's motion for judgment on the pleadings was granted but the court gave the three sets of plaintiffs permission to amend their complaints. As a result, the defendants' motion for summary judgment was taken off the calendar. A hearing on the State's demurrer to the third amended complaint by CART, the second amended complaint by Cigarettes Cheaper! and the first amended complaint by McLane/Suneast is pending. The State has obtained several protective orders and extensive discovery continues. If the statute is declared unconstitutional, exposure may include the entire $750 million collected annually with interest.

    The State is involved in two cases challenging the constitutionality of the interest offset provisions of the Revenue and Taxation Code: Hunt-Wesson, Inc.,
v. Franchise Tax Board and F.W. Woolworth Co. and Kinney Shoe Corporation v. Franchise Tax Board. In both cases, the Franchise Tax Board prevailed in the California Court of Appeal and the California Supreme Court denied taxpayers' petitions for review. In both cases, the United States Supreme Court granted certiorari. On February 22, 2000, the United States Supreme Court reversed and remanded the Hunt-Wesson case to the California Court of Appeal for further proceedings. Although the Court did not take similar action in the Woolworth Co. case, it is anticipated that it will do so. The Franchise Tax Board recently estimated that the adverse decisions in these cases will result in a reduction in state revenues of approximately $15 million annually, with past year collection and interest exposure of approximately $95 million.

    Guy F. Atkinson Company of California v. Franchise Tax Board is a corporation tax refund action involving the solar energy system tax credit provided for under the Revenue & Taxation Code. The case went to trial in May 1998 and the trial court entered judgment in favor of the Franchise Tax Board. The taxpayer has filed an appeal to the California Court of Appeal and briefing is completed. The Franchise Tax Board estimates that the cost would be $150 million annually if the plaintiff prevails. Allowing refunds for all open years would entail a refund of at least $500 million.

    Jordan, et al. v. Department of Motor Vehicles, et al., challenges the validity of the Vehicle Smog Impact Fee, a $300 fee which is collected by the Department of Motor Vehicles from vehicle registrants when a vehicle without a California new-vehicle certification is first registered in California. The plaintiffs contend that the fee violates the interstate commerce and equal protection clauses of the United States Constitution as well as Article XIX of the State Constitution. In October, 1999 the Court of Appeal upheld a trial court judgment for the plaintiffs and the State has declined to appeal further. Although refunds through the court actions could be limited by a three-year statute of limitations, with a potential liability of about $750 million, the Governor has proposed refunding fees collected back to the initiation of these fees in 1990. Legislation has been enacted, which the Governor is prepared to sign, providing a $665 million supplemental appropriation in 1999-2000 to pay these claims.

    PTI, Inc., et al. v. Philip Morris, et al. was filed by five distributors in the cigarette import/re-entry business, seeking to overturn the tobacco Master Settlement Agreement (MSA) entered between 46 states and the tobacco industry in November, 1998. The primary focus of the complaint is the provision of the MSA encouraging participating states to adopt a statute requiring nonparticipating manufacturers to either become participating manufacturers and share the financial obligations under the MSA or pay money into an escrow account. Plaintiffs seek compensatory and punitive damages against the state and state officials and an order placing tobacco settlement funds into a trust to be administered by the court for the treatment of medical expenses of persons injured by tobacco products. Plaintiffs have filed an amended complaint and the State has filed a motion to dismiss the amended complaint. A hearing on the State's motion to dismiss was heard on May 8, 2000. The potential fiscal impact of an adverse ruling is largely unknown, but could exceed the full amount of the settlement (estimated to be $1 billion annually, of which 50 percent will go directly to the State's General Fund and the other 50 percent directly to the State's 58 counties and 4 largest cities).

    In FORCES Action Project et al. v. State of California et al., various smokers rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment. Plaintiffs have appealed. Briefing is expected to be complete by July, 2000.

    Louis Bolduc et al. v. State of California et al. is a class action filed on July 13, 1999 by six Medi-Cal beneficiaries who have received medical treatment for smoking-related diseases. Plaintiffs allege the State owes them an unspecified portion of the tobacco settlement monies under a federal regulation that requires a state to turn over to an injured Medicaid beneficiary any monies the state recovers from a third party tortfeasor in excess of the costs of the care provided. The State moved to dismiss the complaint on September 8, 1999. On February 29, 2000, the court denied the State's motion to dismiss, but struck the Plaintiffs' class action allegations. The State is seeking appellate review of that portion of the court's order denying its motion to dismiss, and plaintiffs have appealed the court's striking of their class action allegations. All written briefs should be filed by August 2000.

    Arnett v. California Public Employees Retirement System, et al. was filed by seven former employees of the State of California and local agencies, seeking back wages, damages and injunctive relief. Plaintiffs are former public safety members who began employment after the age of 40 and are recipients of Industrial Disability Retirement ("IDR") benefits. Plaintiffs contend that the formula which determines the amount of IDR benefits violates the federal Age Discrimination in Employment Act of 1967 ("ADEA"). Plaintiffs contend that, but for their ages at hire, they would receive increased monthly IDR benefits similar to their younger counterparts who began employment before the age of 40. CalPERS has estimated the liability to the State as approximately $315.5 million were the plaintiffs to prevail. The District Court dismissed the complaint for failure to state a claim. On August 17, 1999, the Ninth Circuit Court of Appeals reversed the District Court's dismissal of the complaint. The State sought further review in the United States Supreme Court. On January 11, 2000, the United States Supreme Court in Kimel v. Florida Board of Regents, held that Congress did not abrogate the sovereign immunity of the states when it enacted the ADEA. Thereafter, on January 18, 2000, the Supreme Court granted the petition for writ of certiorari in Arnett, vacated the judgment of the Ninth Circuit, and remanded the case to the Ninth Circuit for further proceedings consistent with Kimel. In turn, the Ninth Circuit has remanded the case to the District Court and the State has filed a motion to dismiss the complaint based upon a lack of subject matter jurisdiction.

    On March 30, 2000, a group of students, parents, and community based organizations representing school children in the Los Angeles Unified School District brought a lawsuit against the State Allocation Board ("SAB"), the State Office of Public School Construction ("OPSC") and a number of State officials (Godinez, et al. v. Davis, et al.) in the Superior Court in the County of Los Angeles. The lawsuit principally alleges SAB and OPSC have unconstitutionally and improperly allocated funds to local school districts for new public school construction as authorized by the Class Size Reduction Kindergarten-University Public Education Facilities Bond Act (hereafter referred to as "Proposition 1A"). Plaintiffs allege that funds are not being allocated reasonably and fairly according to need on the basis of a uniform, state wide assessment of highest priority needs. Plaintiffs seek a declaration of the illegality of the current allocation system, and a preliminary and permanent injunction and/or a writ of mandate against further allocation of Proposition 1A funds unless the allocation system is modified. On May 12, 2000, Judge David P. Yaffe of the Superior Court denied Plaintiffs' request for a temporary restraining order, and a hearing on Plaintiffs' request for a preliminary injunction is scheduled on June 20, 2000. The State will vigorously defend this lawsuit. The Plaintiffs have not questioned the legality of, or sought any relief concerning, any commercial paper notes or bonds issued by the State under Proposition 1A, all of which funded projects based on allocations made prior to the filing of the lawsuit. The Attorney General is of the opinion that the lawsuit does not affect the validity of any State bonds.

                          ADDITIONAL CONSIDERATIONS

    California Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from California State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. For information concerning the economy of Puerto Rico, please see Appendix E of this Statement of Additional Information.

                                                                    APPENDIX C

                      ADDITIONAL INFORMATION CONCERNING
                      CONNECTICUT MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in Connecticut Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Connecticut (the "State") and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is based on information from statements relating to offerings of Connecticut bond issues. Citi Connecticut Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                       CERTAIN ECONOMIC CONSIDERATIONS

    Connecticut is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York. More than one-quarter of the total population of the United States and approximately 60% of the Canadian population live within 500 miles of the State. The State's population grew at a rate which exceeded the United States' rate of population growth during the period 1940 to 1970, and slowed substantially during later decades. The State provides extensive transportation and utility services to support its economy.

    Connecticut's economic performance is measured by personal income which has been and is expected to remain among the highest in the nation; gross state product (the market value of all final goods and services produced by labor and property located within the State) which demonstrated stronger output growth than the nation in general during the 1980s, slower growth for a few years in the early 1990s and steadily increasing growth during the rest of the 1990s; employment which fell during the early 1990s but has risen steadily during the rest of the decade to the levels achieved in the late 1980s; and the unemployment rate, which is the lowest in a decade and lower than the regional and national rate.

    Manufacturing has traditionally been of prime economic importance to Connecticut but has declined during the last decade. Connecticut has a diverse manufacturing sector, with the construction of transportation equipment (primarily aircraft engines, helicopters and submarines) being the dominant industry. The State is also a leading produce of military and civilian helicopters. Employment in the transportation equipment sector is followed by fabricated metals, nonelectrical machinery, and electrical equipment for the total number employed in 1998.

    During the past ten years, Connecticut's manufacturing employment was at its highest in 1989 at over 359,260 workers. Since that year, employment in manufacturing was on a downward trend until 1997. A number of factors, such as the overvalued dollar of the mid-1980s, heightened foreign competition, a sharp decrease in defense spending, and improved productivity played a significant role in affecting the overall level of manufacturing employment. Total manufacturing jobs in Connecticut rebounded in 1997 and continued to improve in 1998, registering a gain of 3,590 jobs or 1.3% over the recent low of 274,750 recorded in 1996.

    Over the past several decades the non-manufacturing sector of the State's economy has risen in economic importance, from just over 50% of total State employment in 1950 to approximately 83% by 1998. This trend has decreased the State's dependence on manufacturing. The State's non-manufacturing sector expanded by 2.3% in 1998 as compared to 2.1% in both 1997 and 1996. Services, retail and wholesale trade, state and local government, as well as finance, insurance and real estate ("FIRE"), collectively comprise approximately 90% of the State's employment in the non-manufacturing sector.

                       FISCAL CONDITION IN RECENT YEARS

    The State finances most of its operations through its General Fund. The major components of General Fund revenues are State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted federal grants account for most of the other General Fund revenue.

    The adopted budget for 1998-99 anticipated General Fund revenues of $9,992.0 million and General Fund expenditures of $9,972.1 million, resulting in a projected surplus of $19.9 million. The adopted budget for the 1999-2000 fiscal year anticipated General Fund revenues of $10,646.0 million and General Fund expenditures of $10,581.6 million resulting in a projected surplus of $64.4 million. By statute, the State's fiscal position is reported monthly by the Comptroller. This report compares revenues already received and the expenditures already made to estimated revenues to be collected and estimated expenditures to be made during the balance of the fiscal year. This report estimates 1999-2000 fiscal year General Fund revenues of $11,127.7 million, General Fund expenditures of $10,725.5 million and an estimated operating surplus of $402.2 million. Estimated revenues have been revised upward by $481.7 million from the enacted budget plan and estimated expenditures have been revised upward by $143.9 million. Based on Midterm Budget Adjustments, the estimated operating surplus will be $205.8 million after accounting for additional expenditures authorized by the General Assembly from the surplus.

    The adopted budget for fiscal year 2000-01 anticipates General Fund revenues of $11,090.0 million and General Fund expenditures of $11,085.2 million for a surplus of $4.8 million. The adopted budget is within the expenditure limits prescribed by the Constitution of the State of Connecticut in conjunction with
Section 2-33a of the General Statutes, $68.6 million below the cap in fiscal year 1999-2000 and $59.3 million below the cap in fiscal year 2000-01.

    The adopted budget makes several modifications to the State's tax law. These changes total approximately $105 million in fiscal year 1999-2000 and $170 million in fiscal year 2000-01. Over the biennium the most significant change is the increase in the income tax credit for property taxes paid from the $350 per filer to $425 per filer in taxable year 1999 and $500 per filer in taxable year 2000. Other major changes included a reduction in taxes paid by hospitals and the exemption of various items from the sales tax. Finally, the adopted budget anticipates that a portion of the proceeds from the tobacco case settlement will be deposited into the General Fund. Over the biennium, the State's anticipated receipts from the settlement are projected to total approximately $300 million of which $78.0 million will be deposited into the General Fund in fiscal year 1999-2000 and $150.3 million will be deposited into the General Fund in fiscal year 2000-01.

    The adopted budget anticipates significant expenditure changes in several areas. State support of local education spending is anticipated to increase by a total of $128 million by the second year of the biennium primarily through an increase in formula driven grants and funding aimed at reducing racial isolation while improving urban education. An additional $42 million above fiscal year 1998-99 is anticipated for the assessment, evaluation and ultimate care of neglected and abused children. Expenditures are anticipated to increase $62 million through the second year of the biennium in the Department of Corrections to support the increase in length of prison sentences and an almost $21 million increase in the Department of Public Safety for new state troopers and support staff. Fringe benefit costs related to state employees are projected to increase due to higher health insurance costs and the transfer of fringe benefit costs related to the patrol function from the Transportation Fund. Finally, debt service expenditures will increase by approximately $94 million in the first year of the biennium and $64 million in the second year of the biennium, driven significantly by the State's commitment to funding education related capital expenditures and a change in the methodology of funding local school construction projects. The adopted budget also achieves significant savings across the biennium in the areas of Medicaid services and state sponsored pharmacy programs. In addition, the adopted budget anticipates $50 million in savings in each year of the biennium for the proposed information technology partnership with a private vendor.

    As part of the Midterm Budget Adjustments for the 1999-2000 fiscal year, the General Assembly appropriated substantially the entire projected 1999-2000 surplus. The appropriation of the surplus necessitated a declaration from the Governor in order for the General Assembly to appropriate funds beyond the limits of the State's expenditure cap. Items to be funded through the disposition of the surplus include: $82.2 million in debt avoidance for school construction projects, education technology initiatives and a revamping of the State's core financial systems; $20.0 million to close projected deficits at the UConn Health Center; a one-time revenue-sharing initiative of $34.0 million distributed to municipalities throughout the State; and $60.2 million for various miscellaneous other purposes which are primarily one-time expenditures. Additionally, a reduction in revenue of approximately $17.5 million is anticipated by the elimination of the Hospital Gross Receipts Tax on April 1, 2000. After the above disposition, it is currently projected that there will remain sufficient surplus available to fully fund the Budget Reserve Fund to the maximum 5% statutory requirement. Section 72 of Special Act 00-13 made provisions for any excess surplus after transferring funds to the Budget Reserve Fund to be disposed of as follows: the first $10 million to school wiring projects and the balance to avoid issuing debt for school construction. Based on the current forecast, an additional $170.9 million will be available for these purposes. The General Assembly is planning on convening a special legislative session to address various issues including passing legislation necessary to implement various appropriations. No assurances can be given that any acts passed by the General Assembly will not result in changes to the Midterm Budget Adjustments.

    Midterm Budget Adjustments anticipate General Fund expenditures of $11,280.8 million, General Fund revenues of $11,281.3 million and an estimated General Fund surplus of $0.5 million. The General Assembly did not pass all legislation necessary to implement the appropriations act prior to adjournment. Therefore a special legislative session will be necessary to implement those items.

    The State imposes a personal income tax on the income of residents of the State (including resident trusts and estates), part-year residents and certain non-residents who have taxable income derived from or connected with sources within Connecticut. The tax imposed is at the maximum rate of 4.5% on Connecticut taxable income. Depending on federal income tax filing status, the taxable year and Connecticut adjusted gross income, personal exemptions ranging from $12,000 to $24,000 are available to taxpayers. In addition, tax credits ranging from 1% to 75% of a taxpayer's Connecticut tax liability are also available depending upon federal income tax filing status, the taxable year and Connecticut adjusted gross income. Such exemptions and tax credits are phased out at certain higher income levels. Neither the personal exemption nor the tax credit described above is available to a trust or an estate. Legislation enacted in 1995 effected a graduated rate structure beginning in tax year 1996. Under this revised structure, the top rate remains at 4.5% with a rate of 3% applicable to taxable income up to certain amounts. Subsequent legislation has increased the amount of taxable income subject to the lower 3% rate. By tax year 1999, the first $20,000 of taxable income for a joint filer and the first $10,000 of taxable income for a single filer will be taxed at the 3% rate. In addition, an income tax credit for property taxes paid has been increased to a maximum of $425 per filer in taxable year 1999, rising to $500 in taxable year 2000 and thereafter. Taxpayers are also subject to a Connecticut minimum tax based on their liability, if any, for payment of the federal alternative minimum tax.

    The Sales Tax is imposed, subject to certain limitations, on the gross receipts from certain transactions within the State of persons engaged in business in the State, including (a) sales at retail of tangible personal property, (b) the rendering of certain services, (c) the leasing or rental of tangible personal property, (d) the producing, fabricating, processing, printing, or imprinting of tangible personal property to special order or with materials furnished by the consumer, (e) the furnishing, preparing or serving of food, meals, or drinks, and (f) the transfer of occupancy of hotel or lodging house rooms for a period not exceeding thirty consecutive calendar days. The Use Tax is imposed on the consideration paid for certain services or purchases or rentals of tangible personal property used within the State pursuant to a transaction not subject to the Sales Tax. A separate rate of 12% is charged on the occupancy of hotel rooms. The tax rate for the Sales and Use Taxes is six percent. Various exemptions from the Sales and Use Taxes are provided, based on the nature, use or price of the property or services involved or the identity of the purchaser. Tax returns and accompanying payments with respect to revenues from these taxes are generally due monthly on or before the last day of the month next succeeding the taxable month.

    The Corporation Business Tax is imposed on any corporation, joint stock company or association, any dissolved corporation that continues to conduct business, any electric distribution company or fiduciary of any of the foregoing which carries on or has the right to carry on business within the State or owns or leases property or maintains an office within the State or is a general partner in a partnership or a limited partner in a limited partnership, except an investment partnership, that does business, owns or leases property or maintains an office within the State. Certain financial services companies are exempt from this tax. For taxable years commencing on or after January 1, 1999, this exemption extends to domestic insurance companies. The Corporation Business Tax provides for three methods of computation. The taxpayer's liability is the greatest amount computed under any of the three methods. The first method of computation is a tax measured by the net income of a taxpayer (the "Income-Base Tax"). Net income, except as applied to insurance companies, means federal gross income with limited variations less certain deductions, most of which correspond to the deductions allowed under the Internal Revenue Code of 1986, as amended from time to time. In the case of life insurance companies subject to the Corporation Business Tax, net income means life insurance company taxable income, as determined for federal income tax purposes, with certain adjustments. The Income-Base Tax had been levied at the rate of 10.5% until January 1, 1998 when it was decreased to 9.5%. Legislation enacted in 1993 and subsequent years instituted a phase down in the corporation tax rate so that by the taxable year commencing on or after January 1, 2000 the corporate rate is 7.5%. The second method of computing the Corporation Business Tax, from which domestic insurance companies are exempted, is an alternative tax on capital. This alternative tax is determined either as a specific maximum dollar amount or at a flat rate on a defined base, usually related in whole or part to its capital stock and balance sheet surplus, profit and deficit. The third method of computing the Corporation Business Tax is the minimum tax which is a flat $250. Corporations must compute their tax under all three methods and pay the tax under the highest computation.

    Other tax revenues are derived from inheritance taxes, taxes on gross receipts of hospital and public service corporations, taxes on net direct premiums of insurance companies, taxes on oil companies, cigarette and alcoholic beverage excise taxes, real estate conveyance taxes and other miscellaneous tax sources.

    Federal grants in aid are normally conditioned to some degree, depending upon the particular program being funded, on resources provided by the State. More than 99% of unrestricted federal grant revenue is expenditure driven. The largest federal grants in fiscal 1999 were made for the purposes of providing medical assistance payments to the indigent and temporary assistance to needy families. The State also receives certain restricted federal grants which are not reflected in annual appropriations but which nonetheless are accounted for in the General Fund. In addition, the State receives certain federal grants which are not accounted for in the General Fund but are allocated to the Transportation Fund, various Capital Project Funds and other funds.

    Other non-tax revenues are derived from special revenue transfers; Indian gaming payments; licenses, permits and fees; sales of commodities and services; rents, fines and escheats; investment income; other miscellaneous revenue sources; and designated Tobacco Settlement Revenues.

    In November 1992, electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides a framework for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The constitutional limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

    By statute, no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly except as shall not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. As a result, the State had a debt incurring margin as of January 1, 2000 of $2,441,000,792.

                          ADDITIONAL CONSIDERATIONS

    The classification of Citi Connecticut Tax Free Reserves under the Investment Company Act of 1940 as a "non-diversified" investment company allows it to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. Because of the relatively small number of issuers of Connecticut obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of Municipal Obligations. Therefore, the Fund would be more susceptible than a diversified fund to any single adverse economic or political occurrence or development affecting Connecticut issuers. The Fund will also be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Connecticut tax-exempt obligations for the Fund to achieve its objective of providing income exempt from Connecticut taxes.

    Citi Connecticut Tax Free Reserves may invest 25% or more of its assets in Connecticut Municipal Obligations of the same type, including, without limitation, the following: general obligations of the State of Connecticut and its political subdivisions; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, steel companies, life care facilities or other purposes. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers.

    Connecticut Municipal Obligations also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from Connecticut State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. Please see Appendix E of this Statement of Additional Information for information concerning the economy of Puerto Rico.

              RECENT RATINGS OF CERTAIN GENERAL OBLIGATION BONDS

    Moody's, Standard & Poor's and Fitch IBCA assigned their municipal bond ratings of Aa3, AA- and AA, respectively, to the outstanding general obligation bonds of the State. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                                  LITIGATION

    The State, its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The Attorney General's Office has reviewed the status of pending lawsuits and reports that it is the opinion of the Attorney General that such pending litigation will not be finally determined so as to result individually or in the aggregate in a final judgment against the State which would materially adversely affect its financial position, except that in the cases described below the fiscal impact of an adverse decision might be significant but is not determinable at this time. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

    Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. The 1997 General Assembly enacted P.A. 97-290, An Act Enhancing Educational Opportunities, in response to the Supreme Court decision. In response to a motion filed by the plaintiffs, the Superior Court in 1998 ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling. In a Memorandum of Decision issued March 3, 1999, the Superior Court found that the State complied with the 1996 decision of the Supreme Court. The Superior Court noted that the plaintiffs failed to allow the State enough time to take additional steps in its remedial process. Therefore, the plaintiffs may be able to pursue their claim at a later date.

    The Connecticut Traumatic Brain Injury Association, Inc. v. Hogan is a Federal District Court civil rights action brought in 1990 on behalf of all persons with retardation or traumatic brain injury who have been, or may be, placed in Norwich, Fairfield Hills or Connecticut Valley Hospitals. The plaintiffs claim that the treatment and training they need is unavailable in state hospitals for the mentally ill and that placement in those hospitals violates their constitutional rights. The plaintiffs seek relief which would require that the plaintiff classmembers be transferred to community residential settings with appropriate support services. This case has been settled as to all persons with mental retardation by their eventual discharge from Norwich and Fairfield Hills Hospital. The case is still proceeding as to those persons with traumatic brain injury and the class of plaintiffs has been expanded to include persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services. The Court in 1998 expanded the class of plaintiffs to include persons who are or have been in the custody of the Department of Mental Health and Addiction Services at any time during the pendency of the case without reference to a particular facility.

    Johnson v. Rowland is a Superior Court action brought in 1998 in the name of several public school students and the Connecticut municipalities in which the students reside, seeking a declaratory judgment that the State's current system of financing public education through local property taxes and State payments to municipalities determined under a statutory Education Cost Sharing ("ECS") formula violates the Connecticut Constitution. Additionally, the suit seeks various injunctive orders requiring the State to, among other things, cease implementation of the present system, modify the ECS formula, and fund the ECS formula at the level contemplated in the original 1988 public act which established the ECS.

    Donald P. Karp, Administrator of the Estate of Leslie J. Karp v. State of Connecticut is a Superior Court action brought in 1999, pursuant to a grant of permission to sue by the legislature, seeking money damages for the death of Leslie J. Karp, M.D. who was killed in a head on collision with a vehicle operated by Edward Kiley. The plaintiff alleges that the death of his decedent was caused by the carelessness and negligence of the State through the Office of Adult Probation in their supervision of Kiley who was placed in the suspended prosecution program.

    Hospital Tax Cases. In 1999 several hospitals appealed to the Superior Court from the Commissioner of Revenue Services' denial of their claims for partial refunds of the hospital tax imposed on a hospital's gross earnings. The hospitals claim that the hospital tax should not be imposed on tangible property transferred incidental to the provision of patient care services. Refunds are claimed for the last three years. It is anticipated that other hospitals in the State may bring similar suits.

    PTI, Inc. v. Philip Morris et al. was filed in the Federal Court for the Central District of California in 1999 against the State of Connecticut and the Attorney General in his official and individual capacities. The plaintiffs reimport and distribute cigarettes that have previously been sold by their manufacturers to foreign markets. The plaintiffs challenge certain provisions of the 1998 Master Settlement Agreement (MSA) entered into by virtually all states and territories to resolve litigation by the respective states against the major domestic tobacco companies. The plaintiffs further challenge certain state statutes, including those banning the sale of re-imported cigarettes, so-called Non Participating Manufacturer statutes, that would decrease the price advantage that re-imported cigarettes enjoy over other cigarettes. The plaintiffs claim that various provisions of the MSA and these state statutes violate the federal constitution, antitrust and civil rights laws. The plaintiffs seek declaratory and injunctive relief, compensatory, special and punitive damages, plus attorneys fees and costs.

    Carr v. Wilson-Coker is a Federal District Court action brought in 2000 in which the plaintiffs seek to represent a class of certain Connecticut Medicaid beneficiaries. The plaintiffs claim that the Commissioner of the Department of Social Services fails to provide them with reasonable and adequate access to dental services and to adequately compensate providers of dental services. The plaintiffs seek declaratory and injunctive relief, plus attorneys' fees and costs.

    While the various cases described in this paragraph involving alleged Indian Tribes do not claim significant monetary damages from the State, the cases are mentioned because they claim sovereignty over land areas that are part of the State of Connecticut. Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership of land in issue. Some of these suits have been settled or dismissed. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull, Orange, Shelton and Seymour. There may be additional suits filed by other alleged Indian Tribes claiming ownership of land located in the State of Connecticut but to which the State is not a party. One such claim involves the alleged Schaghticoke Indian Tribe claiming privately and town held lands in the Town of Kent. The State has also challenged the decision of the Federal Department of the Interior which allows the Mashantucket Pequot Tribe to add trust lands to the land holdings of the Tribe outside of its reservation. The added land was not part of the Tribe's original reservation designated under the Federal Settlement Act with the Tribe. The additional land was purchased by the Tribe.

                                                                    APPENDIX D

                      ADDITIONAL INFORMATION CONCERNING
                        NEW YORK MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in New York Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by New York State (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements relating to securities offerings of New York issuers. Citi New York Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                                NEW YORK STATE

    The factors affecting the State's financial condition are complex and the following description constitutes only a summary.

                           CURRENT ECONOMIC OUTLOOK

    The information in this section summarizes the State economic situation and outlook upon which projects of receipts and certain disbursements were made for the State's 2000-01 Financial Plan.

    New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

    The forecast of the State's economy shows continued expansion throughout 2000. Most major sectors recorded significant employment gains for the first quarter of 2000, with the services sector accounting for most of the increase. Much of this increase occurred in business services. The employment growth rate in 2000 is expected to be 2.1 percent, which, although lower than 1999's 2.6 percent, represents another strong year relative to recent historical performance. The unemployment rate is expected to be 4.9 percent in 2000, down from 5.1 percent in 1999.

    Personal income is expected to rise 6.1 percent in 2000, with a 7.5 percent increase in wages. Two major factors are working to produce this impressive growth in wages. One is the overall tightness in the labor market, and the other is strong growth in financial sector bonus payments.

    Given the importance of the securities industry in the New York State economy, a significant change in stock market performance during the forecast horizon could result in financial sector profits and bonuses that are significantly different from those embodied in the forecast. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate shifts and the prominence of these markets in the New York economy. In additional, there is a possibility that greater-than-anticipated mergers, downsizing, and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.

1999-2000 FISCAL YEAR

    The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by the Division of the Budget ("DOB"). As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

    The State reported closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance form the prior year. The balance was held in four accounts within the General Fund: the Tax Stabilization Reserve Fund (TSRF), the Contingency Reserve Fund (CRF), the Debt Reduction Reserve Fund (DRRF) and the Community Projects Funds (CPF) which is used to finance legislative initiatives. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

    The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

    General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

1998-99 FISCAL YEAR

    The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

    The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $312 million.

    The closing fund balance excluded $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000. The remaining balance of $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 1999.

    General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.82 billion, an increase of 6.2 percent from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.57 billion for the 1998-99 fiscal year, an increase of 6.1 percent from 1997-98 levels.

1997-98 FISCAL YEAR

    The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

    The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an additional deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF closed the fiscal year with a balance of $170 million, an increase of $95 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.

    General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-98 fiscal year totaled $34.67 billion, an annual increase of 4.9 percent over 1996-97. General Fund disbursements and transfers to other funds were $34.47 billion, an annual increase of 4.8 percent.

RATING AGENCIES' ACTIONS

    Moody's assigned its municipal bond rating of Aaa, and Standard & Poor's assigned its rating of AAA to the State's general obligation variable interest rate bonds as of March 15, 2000. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                              PUBLIC AUTHORITIES

    The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities, meaning public benefit corporations created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 1997, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $95 billion, only a portion of which constitutes State-supported or State related debt.

    The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

    In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments, otherwise payable to localities, to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted.

    Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the Metropolitan Transportation Authority ("MTA") receives the bulk of this money in order to provide transit and commuter services.

    Beginning in 1998, the Long Island Power Authority ("LIPA") assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of May 31, 2000, LIPA has issued over $7 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

                    METROPOLITAN TRANSPORTATION AUTHORITY

    The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

    Since 1980, the State has enacted several taxes -- including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax -- that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987 State law has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. The 2000-01 Enacted Budget provides State assistance to the MTA totaling approximately $1.35 billion and initiates a five-year State transportation plan that includes nearly $2.2 billion in dedicated revenue support for the MTA's 2000-2004 Capital Program. This capital commitment includes an additional $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees, and motor fuel taxes not previously fuel taxes not previously dedicated to the MTA.

    State legislation accompanying the 2000-01 Enacted State budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the $17.1 billion MTA capital plan for the 2000 through 2004 calendar years (the "2000-04 Capital Program"). On May 4, 2000, the Capital Program Review Board approved the MTA's $17.1 billion capital program for transit purposes for 2000 through 2004. The 2000-04 Capital Program is the fifth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets, bringing the MTA system into a state of good repair, and making major investments in system expansion projects such as the Second Avenue Subway project and the East Side Access project.

    The currently approved 2000-04 Capital Program assumes the issuance of an estimated $8.9 billion in new money bonds. The remainder of the plan is projected to be financed with assistance from the Federal Government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. In addition, $1.6 billion in State support is projected to be financed using proceeds from State general obligation bonds under the proposed $3.8 billion Transportation Infrastructure Bond Act of 2000, if approved by the voters in the November 2000 general election. Further, the enacted State budget authorized the MTA to undertake a major debt restructuring initiative which will enable the MTA to refund approximately $13.7 billion in bonds, consolidate its credit sources, and obviate the need for debt service reserves. The authorization for debt restructuring includes outstanding bonds secured by service contracts with the State.

    There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, that the Transportation Infrastructure Bond Act will be approved by voters or that the 2000-04 Capital Program (or parts thereof) will not be delayed or reduced. Should the Transportation Infrastructure Bond Act be defeated, the State could come under pressure to provide additional funding to the MTA. Should funding levels fall below current projections, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.

                                  LOCALITIES
THE CITY OF NEW YORK

    The fiscal health of the State may also be affected by the fiscal health of New York City (the "City"), which continues to require significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards.

FISCAL OVERSIGHT

    In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "Control Period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, State law requires the Control Board to reimpose a Control Period upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

    Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

    To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In City fiscal years 1997-98, 1998-99 and 1999-2000, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority (TFA) in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. Despite these actions, the City, in order to continue its capital program, will need additional financing capacity beginning in City fiscal year 2000-01, which could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit for City fiscal year 2001-02 and thereafter.

MONITORING AGENCIES

    The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, economic growth in the City has been very strong in recent years, lead by a surge in Wall Street profitability which resulted in increased tax revenues and helped produce substantial surpluses for the City in City fiscal years 1996-97, 1997-98 and 1998-99. These staff reports also indicate that the City projects a substantial surplus for City fiscal year 1999-2000. Although several sectors of the City's economy have expanded over the last several years, especially tourism, media, business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. In addition, the cost of recent tax reductions has increased to over $2.3 billion in City fiscal year 1999-2000 through the expirations of a personal income tax surcharge, the repeal of the non-resident earnings tax and the elimination of the sales tax on clothing items costing less than $110. The Mayor has proposed additional tax reductions that would raise the total of recent tax cuts to $3.5 billion by City fiscal year 2003-04.

    Staff reports have indicated that recent City budgets have been balanced in part through the use of non-recurring resources and that the City's Financial Plan relies in part on actions outside its direct control. These reports have also indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is therefore likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City. Copies of the most recent Control Board, OSDC and City Comptroller, and IBO staff reports are available by contacting the Control Board at 270 Broadway, 21st Floor, New York, NY, 10007,
Attention: Executive Director; OSDC at 270 Broadway, 23rd Floor, New York, NY 10007, Attention: Deputy Comptroller; the City Comptroller at Municipal Building, Room 517, One Centre Street, New York, NY 10007, Attention: Deputy Comptroller for Public Finance; and the IBO at 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.

OTHER LOCALITIES

    Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2000-01 fiscal year.

    The State is considering various measures to help resolve persistent fiscal difficulties in Nassau County. The Governor has proposed actions which would, if legislation is enacted, establish a Nassau County Interim Finance Authority. The Authority would be empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. Such Authority would also impose financial plan requirements on Nassau County. The Governor has also proposed that transitional State assistance be appropriated in State fiscal year 2000-01, and in four subsequent State fiscal years. Allocation of such assistance would be subject to the Authority's approval of Nassau County's financial plan. There is no assurance that such proposals will be enacted, or that future actions will not be required by the State to assist Nassau County, resulting in increased State expenditures for extraordinary local assistance.

    The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 2000-01 totals $200.4 million. The 2000-01 enacted budget also increased General Purpose State Aid for local governments by $11 million to $562 million.

    While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

    Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State, other than New York City, was approximately $20.3 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.

    Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs, which in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, Nassau County, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                                  LITIGATION
GENERAL

    The legal proceedings noted below involve State finances, and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter.

    Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2000-01 Financial Plan. The State believes that the proposed 2000-01 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2000-01 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2000-01 Financial Plan resources available for the payment of judgments and, could therefore, affect the ability of the State to maintain a balanced 2000-01 Financial Plan. In its General Purpose Financial Statements, the State reports its estimated liability for awarded and anticipated unfavorable judgments.

TAX LAW

    In New York Association of Convenience Stores et al. v. Urbach, et al., petitioners New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. seek to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes pursuant to Tax Law Articles 12-A, 20 and 28 on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternatively, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioners' motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross-appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. On July 9, 1998, the New York Court of Appeals reversed the order of the Appellate Division, Third Department, and remanded the matter to the Supreme Court, Albany County, for further proceedings. The Court held that the petitioners had standing to assert an equal protection claim, but that their claim did not implicate racial discrimination. The Court remanded the case to Supreme Court, Albany County, for resolution of the question of whether there was a rational basis for the Tax Department's policy of non-enforcement of the sales and excise taxes on reservation sales of cigarettes and motor fuel to non-Indians. In a footnote, the Court stated that, in view of its disposition of the case, petitioners' cross-appeal regarding the statewide suspension of the taxes is "academic." By decision and judgment dated July 9, 1999, the Supreme Court, Albany County, granted judgment dismissing the petition. On September 2, 1999, petitioners appealed to the Appellate Division, Third Department, from the July 9, 1999 decision and order. The appeal is scheduled to be argued June 8, 2000.

LINE ITEM VETO

    In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v. Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. On July 10, 1998, the State filed a motion to dismiss this action. By order entered January 7, 1999, the Court denied the State's motion to dismiss. On January 27, 1999 the State appealed that order. On September 9, 1999, the Appellate Division, Third Department, heard the appeal.

MEDICAID

    Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al. v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

    In a consolidated action commenced in 1992, Medicaid recipients and home health care providers and organizations challenge promulgation by the State Department of Social Services ("DSS") in June 1992 of a home assessment resource review instrument ("HARRI"), which is to be used by DSS to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI (Dowd, et al. v. Bane, Supreme Court, New York County). In a related case, Rodriguez v. DeBuono, on April 19, 1999, the United States District Court for the Southern District of New York enjoined the State's use of task based assessment, which is similar to the HARRI, unless the State assesses safety monitoring as a separate task based assessment, on the grounds that its use without such additional assessment violated federal Medicaid law and the Americans with Disabilities Act. The State appealed from the April 19, 1999 order and on July 12, 1999 argued the appeal before the Second Circuit. By order dated October 6, 1999, the Second Circuit reversed the April 19, 1999 order and vacated the injunction. On October 20, 1999, petitioners filed a request for rehearing en banc.

    Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law (S) 2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2 percent and 3.8 percent assessments on gross receipts imposed pursuant to Public Health Law (S)(S) 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997, enforced the terms of the decision. The State appealed that order. By decision and order dated August 31, 1998, the Appellate Division, Second Department, affirmed that order. On September 30, 1998, the State moved for re-argument or, in the alternative, for a certified question for the Court of Appeals to review. By order dated January 7, 1999 the motion was denied. A final order was entered in Supreme Court on January 26, 1999. On February 23, 1999, the State appealed that order to the Court of Appeals. In a decision entered December 16, 1999, the Court of Appeal reversed the decision below and upheld the constitutionality of the assessments. On May 15, 2000, plaintiffs filed a petition for certiorari with the United States Supreme Court seeking to appeal the December 16, 1999 decision. The State's response is due June 15, 2000.

    In Dental Society, et al. v. Pataki, et al., (United States District, Northern District of New York, commenced February 2, 1999), plaintiffs challenge the State's reimbursement rates for dental care provided under the State's dental Medicaid program. Plaintiff's claim that the State's Medicaid fee schedule violates Title XIX of the Social Security Act (42 U.S.C. (S) 1396a et seq.) and the federal and State Constitutions. On June 25, 1999, the State filed its answer. The parties have entered into a settlement agreement dated May 8, 2000 that will increase Medicaid dental reimbursement rates prospectively over a four-year period, beginning June 1, 2000.

SHELTER ALLOWANCE

    In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County), plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing. In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through DSS regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgment was entered on July 25, 1997, directing, inter alia, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State appealed to the Appellate Division, First Department, from each and every provision of this judgment except that portion directing the continued provision of interim relief. By decision and order dated May 6, 1999, the Appellate Division, First Department, affirmed the July 25, 1997 judgment. By order dated July 8, 1999, the Appellate Division denied the State's motion for leave to appeal to the Court of Appeals from the May 6, 1999 decision and order. By order dated October 14, 1999, the Court of Appeals dismissed the State's leave to appeal.

CIVIL RIGHTS CLAIMS

    In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan ("EIP I"). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the "State") in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the United States Court of Appeals for the Second Circuit, based on the District Court's factual findings, held the State defendants liable under 42 USC (S)1983 and the Equal Educational Opportunity Act, 20 USC (S)(S)1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan ("EIP II") to eradicate these vestiges of segregation. The October 8, 1997 order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the Order, the State make available to Yonkers $450,000 to support planning activities to prepare the EIP II budget for 1998-99 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. On November 7, 1997, the State appealed that judgment to the Second Circuit. Additionally, the Court adopted a requirement that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I was reduced to an order on December 2, 1997 and reduced to a judgment on February 10, 1998. The State appealed that order to the Second Circuit on December 31, 1997 and amended the notice of appeal after entry of the judgment. By decision dated June 22, 1999, as discussed below, the Second Circuit affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year and remanded the case to the District Court for further proceedings consistent with its decision.

    On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998. The order directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. On August 24, 1998, the State appealed that order to the Second Circuit. The City of Yonkers and the Yonkers Board of Education cross-appealed to the Second Circuit from that order. By stipulation of the parties approved by the Second Circuit on November 19, 1998, the appeals from the July 27, 1998 order were withdrawn without prejudice to reinstatement upon determination of the State's appeal of the October 14, 1997 judgment discussed above.

    On April 15, 1999, the District Court issued two additional orders. The first order directed the State to pay to Yonkers an additional $11.3 million by May 1, 1999, as the State's remaining share of EIP costs for the 1997-98 school year. The second order directed the State to pay to Yonkers $69.1 million as its share of the estimated EIP costs for the 1998-99 school year. The State made both payments on April 30, 1999.

    In a decision dated June 22, 1999, the Second Circuit found no basis for the District Court's findings that vestiges of a dual system continued to exist in Yonkers and reversed the order directing the implementation of EIP-II. The Second Circuit also affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year and remanded the case to the District Court for further proceedings consistent with its decision. On July 2, 1999 the NAACP filed a petition for rehearing of the June 22, 1999 decision before the Second Circuit, en banc. The State has joined in the City of Yonker's motion to stay further implementation of EIP II pending the decision on the petition for rehearing. By order dated August 5, 1999, the Second Circuit granted the motion staying further implementation of EIP II pending appeal.

    On July 27, 1999, the City of Yonkers moved in the District Court to modify the July 27, 1998 order to require the State to make payments for EIP expenses each month from July 1999 through April 2000 of $9.22 million per month instead of paying $92.2 million by May 1, 2000. By memorandum and order dated July 29, 1999, the District Court denied this motion.

    In a decision dated November 16, 1999, the Second Circuit vacated its June 22, 1999 decision. In this decision, the Second Circuit again affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year. The Second Circuit also found no basis for the District Court's findings that vestiges of a dual system continued to exist in Yonkers, and therefore vacated the District Court's EIP II order. The Second Circuit, however, remanded to the District Court for the limited purpose of making further findings on the existing record as to whether any other vestiges of the dual system remain in the Yonkers public schools. On May 22, 2000, the United States Supreme Court denied the State's petition for certiorari, seeking leave to appeal the November 16, 1999 decision and the underlying September 3, 1996 decision.

    In Campaign for Fiscal Equity, Inc., et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates article 11, section 1 of the State Constitution and Title VI of the federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards. This action was commenced in 1993. The trial of this action commenced October 12, 1999.

REAL PROPERTY CLAIMS

    On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

    In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within said 250,000 acre area. These motions were argued March 29, 1999 and are still awaiting determination. The District Court has not yet rendered a decision. By order dated February 24, 1999, the District Court appointed a federal settlement master. A conference scheduled by the District Court for May 26, 1999 to address the administration of this case has been adjourned indefinitely.

    Several other actions involving Indian claims to land in upstate New York are also pending. Included are Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York and Seneca Nation of Indians, et al. v. State, et al., in the United States District Court for the Western District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions but may enhance others. In the Cayuga Indian Nation of New York case, by order dated March 29, 1999, the United States District Court for the Northern District of New York appointed a federal settlement master. In October 1999, the District Court granted the Federal Government's motion to have the State held jointly and severally liable for any damages owed to the plaintiffs. At the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing that fair rental value of the properties at issue was rendered against the defendants. On July 5, 2000, a bench hearing is scheduled to determine whether prejudgment interest is appropriate and, if so, the amount thereof. In the Canadian St. Regis Band of Mohawk Indians case, the United States District Court for the Northern District of New York has directed the parties to rebrief outstanding motions to dismiss brought by the defendants. The State filed its brief on July 1, 1999. The motions were argued in September 1999. No decision has been rendered on these motions. In Seneca Nation of Indians, by order dated November 22, 1999, the District Court confirmed the July 12, 1999 magistrate's report, which recommended granting the State's motion to dismiss that portion of the action relating to the right of way where the New York State Thruway crosses the Cattaraugus Reservation in Erie and Chatauqua Counties and denying the State's motion to dismiss the Federal Government's damage claims. The District court has set a trial date of October 17, 2000 for that portion of the case related to plaintiff's claim of ownership of the islands in the Niagara River.

PROPRIETARY SCHOOLS

    In an action unsealed in February, 1996, the relator claims, inter alia, that the State violated the Federal False Claims Act, 31 USC (S) 3729, et seq. (United States ex rel. Long v. SCS Business and Technical Institute, Inc., et al., United States District Court, District of Columbia). On March 29, 1999, the District of Columbia Circuit Court reversed a decision by the District Court and granted the State's motion to dismiss the action. The United States has petitioned for certiorari to the United States Supreme Court, which is holding the petition pending its decision in a similar case, U.S. ex rel. Stevens v. State of Vermont. The State filed its response in September 1999.

FOOD STAMP PROGRAM

    In an action commenced April 5, 1999 by New York and several other states against the Federal Government (State of Arizona, et al. v. Shalala, et al., United States District Court, District of Columbia), plaintiffs challenge a federal directive which requires states to change their method of allocating costs associated with the Food Stamp program. On July 29, 1999, plaintiffs moved for summary judgment. On September 23, 1999, defendant cross-moved for summary judgment. No date for argument of these motions has been set.

ADDITIONAL CONSIDERATIONS

    New York Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from New York State and New York City personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers for such obligations. For information concerning the economy of Puerto Rico, please see Appendix E of this Statement of Additional Information.

                                                                    APPENDIX E

                      ADDITIONAL INFORMATION CONCERNING
                      PUERTO RICAN MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in Puerto Rican Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Puerto Rico and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from statements relating to Puerto Rico's economy published by the Government of Puerto Rico. Neither Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, nor Citi New York Tax Free Reserves is responsible for the accuracy or timeliness of this information.


    The economy of Puerto Rico is dominated by the manufacturing and service sectors (including finance and tourism). Investment in fixed capital, including public infrastructure, private development and construction, and purchases of equipment and machinery accounted for approximately 30.4% of Puerto Rico's gross domestic product in 1999. The economic growth of Puerto Rico was 4.2% in fiscal year 1999, slightly higher than the average growth of highly developed countries such as the US, Canada and the UK, which during the same period ranged between 2.1% and 4.5%. A key element in 1999's economic growth was the level of internal investments in fixed capital (including public infrastructure, private development projects and purchase of equipment), which increased an aggressive 25.8%, as well as the manufacturing and services sectors that have traditionally dominated Puerto Rico's economy. The economy of Puerto Rico expanded moderately during the early 1990s, with gross domestic product increasing at rates between 0.8% and 0.9%. Over the past several years, however, Puerto Rico has experienced more significant annual increases in gross domestic product, ranging from a 2.5% in fiscal year 1994 to a record high of 4.2% in fiscal year 1999. Annual increases in Puerto Rico's gross domestic product for fiscal years 1996, 1997 and 1998 were 3.3%, 3.2% and 3.1%, respectively. The balance of net sales (exports and imports) is negative, yet exports (tourism included) of goods and services experienced an aggressive growth rate of 12.4% in the fiscal year 1999. Such growth in exports is considered an important aspect of Puerto Rico's economic growth. Although Puerto Rico's unemployment rate of 12.5% in fiscal year 1999 is high when compared to the United States average of 3.9% for the same period, this unemployment rate was the lowest registered in the last two decades.

    The government has made economic-growth projections under three potential scenarios: minimal growth, base growth and maximum growth. Under the minimal-growth scenario, Puerto Rico's economy is expected to grow 2.5% in fiscal year 2000 and 2.1% in fiscal year 2001, compared to growth rates of 2.7% and 2.3% under the base-growth scenario and 3.0% and 2.6% under the maximum growth-scenario in fiscal years 2000 and 2001, respectively. These growth projections are based on an increasing rate of personal consumption, stable interest rates, a controlled inflation rate, and policies of the Government of Puerto Rico.

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

                                     PART C

Item 23.  Exhibits.

     *    a(1)      Declaration of Trust of the Registrant
*, ***    a(2)      Amendments to Declaration of Trust of the Registrant
     *    b(1)      Amended and Restated By-Laws of the Registrant
 *, **    b(2)      Amendments to Amended and Restated By-Laws of the Registrant
     *    d(1)      Advisory Agreement between the Registrant and Citibank,
                    N.A., as adviser
          d(2)      Form of Advisory Agreement between the Registrant and SSB
                    Citi Fund Management LLC, as adviser
  ****    e(1)      Form of Amended and Restated Distribution Agreement between the Registrant and CFBDS, Inc. ("CFBDS"), as distributor
                    with respect to Class N shares
  ****    e(2)      Form of Distribution Agreement between the Registrant and
                    CFBDS, as distributor with respect to Cititrade shares
     *    g         Custodian Contract between the Registrant and State Street
                    Bank and Trust Company ("State Street"), as custodian
     *    h(1)      Amended and Restated Administrative Services Plan of the
                    Registrant
  ****    h(2)      Form of Amendment to the Amended and Restated
                    Administrative Services Plan of the Registrant
     *    h(3)      Administrative Services Agreement between the Registrant
                    and CFBDS, as administrator
     *    h(4)      Sub-Administrative Services Agreement between Citibank,
                    N.A. and CFBDS
     *    h(5)(i)   Form of Shareholder Servicing Agreement between the
                    Registrant and Citibank, N.A., as shareholder servicing
                    agent
     *    h(5)(ii)  Form of Shareholder Servicing Agreement between the
                    Registrant and a federal savings bank, as shareholder
                    servicing agent
     *    h(5)(iii) Form of Shareholder Servicing Agreement between the
                    Registrant and CFBDS, as shareholder servicing agent
     *    h(6)      Transfer Agency and Service Agreement between the
                    Registrant and State Street, as sub-transfer agent
          h(7)      Transfer Agency Agreement with Citi Fiduciary Trust
                    Company, as transfer agent
     *    h(8)      Amended and Restated Exchange Privilege Agreement between
                    the Registrant, certain other investment companies and
                    CFBDS, as distributor
     *    i         Opinion and consent of counsel
  ****    m(1)      Form of Amended and Restated Distribution Plan of the
                    Registrant with respect to Class N shares
  ****    m(2)      Form of Distribution Plan of the Registrant with respect to
                    Cititrade shares
  ****    n         Form of Multiple Class Plan of the Registrant
          p(1)      Code of Ethics of the Registrant, Citibank, N.A. and SSB
                    Citi Fund Management LLC
  ****    p(2)      Code of Ethics of CFBDS
  ***     q         Powers of Attorney for the Registrant

-------------------------------------------------------------------------------
* Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No.
      33-44749) as filed with the Securities and Exchange Commission on August 28, 1996.
** Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No.
      33-44749) as filed with the Securities and Exchange Commission on December 23, 1997.
*** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No.
      33-44749) as filed with the Securities and Exchange Commission on October 16, 1998.
**** Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No.
      33-44749) as filed with the Securities and Exchange Commission on May
      3, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 25.  Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 4 of the Distribution Agreement relating to Class N shares and Section 6 of the Distribution Agreement relating to Cititrade shares between the Registrant and CFBDS, incorporated by reference herein and filed herewith as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

      The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

      Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof):
Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio and Foreign Bond Portfolio), The Premium Portfolios (High Yield Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio, and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFunds(R) Multi-State Tax Free Trust (CitiSM New York Tax Free Reserves and CitiSM Connecticut Tax Free Reserves), CitiFunds(R) Tax Free Income Trust (CitiSM National Tax Free Income Fund, CitiSM New York Tax Free Income Fund and CitiSM California Tax Free Income Fund), CitiFunds(R) Institutional Trust (CitiFunds(R) Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $351 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

      Victor J. Menezes is the Chairman and a Director of Citibank. William
R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul S. Collins, Vice Chairman of Citigroup, Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of Travelers Insurance Group and of Travelers Property Casualty Corp.

      The following persons have the affiliations indicated:

Paul J. Collins     Director, Kimberly-Clark Corporation
                    Director, Nokia Corporation

Robert I. Lipp      Chairman, Chief Executive Officer and President, Travelers
                      Property Casualty Corp.

William R. Rhodes   Director, Private Export Funding Corporation
                    Director, Conoco, Inc.

H. Onno Ruding      Supervisory Director, Amsterdamsch
                    Trustees Cantoor B.V.
                    Director, Pechiney S.A.
                    Advisory Director, Unilever NV and Unilever PLC
                    Director, Corning Incorporated

Item 27.  Principal Underwriters.

      (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiSM U.S. Treasury Reserves, CitiSM Cash Reserves, CitiFunds(R) Premium U.S. Treasury Reserves, CitiFunds(R) Premium Liquid Reserves, CitiFunds(R) Institutional U.S. Treasury Reserves, CitiFunds(R) Institutional Liquid Reserves, CitiFunds(R) Institutional Cash Reserves, CitiSM Tax Free Reserves, CitiFunds(R) Institutional Tax Free Reserves, CitiSM Connecticut Tax Free Reserves, CitiSM New York Tax Free Reserves, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(R) Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for High Yield Portfolio, Government Income Portfolio, International Equity Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, U.S. Fixed Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers International Equity Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, Salomon Brothers Variable Asia Growth Fund, and Salomon Brothers Variable Small Cap Fund.

      (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

      (c) Not applicable.

Item 28.  Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:


      NAME                                 ADDRESS

      CFBDS, Inc.                          21 Milk Street, 5th Floor
      (administrator and distributor)      Boston, MA 02109

      State Street Bank and Trust          1776 Heritage Drive
      Company  (sub-transfer agent and     North Quincy, MA 02171
      custodian)

      Citi Fiduciary Trust Company         125 Broad Street
      (transfer agent)                     New York, NY 10004

      Citibank, N.A.                       153 East 53rd Street
      (investment adviser)                 New York, NY 10043

    SHAREHOLDER SERVICING AGENTS
      Citibank, N.A.                       450 West 33rd Street
                                           New York, NY 10001

      Citibank, N.A. - Citigold            Citicorp Mortgage Inc. - Citigold
                                           15851 Clayton Road
                                           Ballwin, MO 63011

      Citibank, N.A. - The Citibank        153 East 53rd Street
      Private Bank                         New York, NY 10043

      Citibank, N.A. - Citibank Global     153 East 53rd Street
      Asset Management                     New York, NY 10043

      Citibank, N.A. - North American      111 Wall Street
      Investor Services                    New York, NY 10094

      Citicorp Investment Services         One Court Square
                                           Long Island City, NY 11120

Item 29.  Management Services.

      Not applicable.


Item 30.  Undertakings.

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 31st day of October, 2000.

                                          CITIFUNDS MULTI-STATE TAX FREE TRUST

                                          By Philip W. Coolidge
                                             ------------------------------
                                             Philip W. Coolidge
                                             President

      Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on October 31, 2000.

              Signature                               Title
              ---------                               -----

   Philip W. Coolidge                  President, Principal Executive
---------------------------            Officer and Trustee
   Philip W. Coolidge

   Linwood C. Downs                    Principal Financial Officer and
---------------------------            Principal Accounting Officer
   Linwood C. Downs

   Elliott J. Berv*                    Trustee
---------------------------
   Elliott J. Berv

   Mark T. Finn*                       Trustee
---------------------------
   Mark T. Finn

   Riley C. Gilley*                    Trustee
---------------------------
   Riley C. Gilley

   Diana R. Harrington*                Trustee
---------------------------
   Diana R. Harrington

   Susan B. Kerley *                   Trustee
---------------------------
   Susan B. Kerley

   C. Oscar Morong, Jr.*               Trustee
---------------------------
   C. Oscar Morong, Jr.

   Walter E. Robb, III*                Trustee
---------------------------
   Walter E. Robb, III

   E. Kirby Warren*                    Trustee
---------------------------
   Kirby Warren

  *By: Philip W. Coolidge
       -----------------------------
       Philip W. Coolidge
       Executed by Philip W. Coolidge
       on behalf of those indicated
       pursuant to Powers of Attorney.

                                  EXHIBIT INDEX

            Exhibit
            No.:     Description:

            d(2) Form of Advisory Agreement between the Registrant and SSB Citi Fund Management LLC, as adviser
            h(7) Transfer Agency Agreement with Citi Fiduciary Trust Company, as transfer agent
            p(1) Code of Ethics of the Registrant, Citibank, N.A. and SSB Citi Fund Management LLC